UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21714

MML Series Investment Fund II

(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT 06082

(Address of principal executive offices) (Zip code)

Richard J. Byrne

100 Bright Meadow Blvd., Enfield, CT 06082

(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 562-1000

Date of fiscal year end: 12/31/14

Date of reporting period: 9/30/14

Item 1. Schedule of Investments.

MML Blend Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 66.0%

COMMON STOCK — 65.9%
Basic Materials — 1.7%
Chemicals — 1.3%
Air Products & Chemicals, Inc.	3,085	$401,605
Airgas, Inc.	2	221
CF Industries Holdings, Inc.	5,538	1,546,321
The Dow Chemical Co.	33,073	1,734,348
E.I. du Pont de Nemours & Co.	60	4,306
Eastman Chemical Co.	4,170	337,311
Ecolab, Inc.	722	82,907
International Flavors & Fragrances, Inc.	540	51,775
LyondellBasell Industries NV Class A	18,400	1,999,344
Monsanto Co.	4	450
The Mosaic Co.	19,000	843,790
PPG Industries, Inc.	4,109	808,405
Praxair, Inc.	6	774
The Sherwin-Williams Co.	613	134,241
Sigma-Aldrich Corp.	3,646	495,893

		8,441,691

Forest Products & Paper — 0.1%
International Paper Co.	12,187	581,807
MeadWestvaco Corp.	387	15,844

		597,651

Iron & Steel — 0.0%
Allegheny Technologies, Inc.	45	1,669
Nucor Corp.	56	3,040

		4,709

Mining — 0.3%
Alcoa, Inc.	36,526	587,703
Freeport-McMoRan, Inc.	39,964	1,304,825
Newmont Mining Corp.	3,770	86,898
Vulcan Materials Co.	3,665	220,743

		2,200,169

		11,244,220

Communications — 7.6%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	8,422	154,291
Omnicom Group, Inc.	9,747	671,179

		825,470

Internet — 1.8%
Akamai Technologies, Inc. (a)	226	13,515
Amazon.com, Inc. (a)	220	70,937
eBay, Inc. (a)	16,277	921,766
Expedia, Inc.	16,867	1,477,887

	Number of Shares	Value
F5 Networks, Inc. (a)	6,880	$816,931
Facebook, Inc. Class A (a)	18,700	1,478,048
Google, Inc. Class A (a)	2,540	1,494,561
Google, Inc. Class C (a)	2,400	1,385,664
Netflix, Inc. (a)	1,619	730,460
The Priceline Group, Inc. (a)	1,101	1,275,597
Symantec Corp.	18,855	443,281
TripAdvisor, Inc. (a)	2,637	241,075
VeriSign, Inc. (a)	32,491	1,790,904
Yahoo!, Inc. (a)	129	5,257

		12,145,883

Media — 2.5%
Cablevision Systems Corp. Class A	83,100	1,455,081
CBS Corp. Class B	57	3,050
Comcast Corp. Class A	69,112	3,716,843
DIRECTV (a)	18,128	1,568,435
Discovery Communications, Inc. Series A (a)	600	22,680
Discovery Communications, Inc. Series C (a)	600	22,368
Gannett Co., Inc.	5,412	160,574
The McGraw Hill Financial, Inc.	2,948	248,959
News Corp. Class A (a)	10,866	177,659
Nielsen NV	4,600	203,918
Scripps Networks Interactive Class A	1,772	138,376
Time Warner Cable, Inc.	8,066	1,157,390
Time Warner, Inc.	23,415	1,761,042
Twenty-First Century Fox Class A	19,367	664,094
Viacom, Inc. Class B	15,210	1,170,257
The Walt Disney Co.	52,012	4,630,628

		17,101,354

Telecommunications — 3.2%
AT&T, Inc.	113,009	3,982,437
CenturyLink, Inc.	12,528	512,270
Cisco Systems, Inc.	170,542	4,292,542
Corning, Inc.	44,567	861,926
Crown Castle International Corp.	700	56,371
Frontier Communications Corp.	164,956	1,073,864
Harris Corp.	6,270	416,328
Juniper Networks, Inc.	28,689	635,461
Motorola Solutions, Inc.	37	2,341
QUALCOMM, Inc.	63,400	4,740,418
Verizon Communications, Inc.	96,355	4,816,786
Windstream Corp.	6,556	70,674

		21,461,418

		51,534,125

Consumer, Cyclical — 5.6%
Airlines — 0.5%
Delta Air Lines, Inc.	51,500	1,861,725

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Southwest Airlines Co.	44,983	$1,519,076

		3,380,801

Apparel — 0.3%
Nike, Inc. Class B	19,482	1,737,795
Ralph Lauren Corp.	870	143,315
VF Corp.	2,300	151,869

		2,032,979

Auto Manufacturers — 0.3%
Ford Motor Co.	88,513	1,309,107
General Motors Co.	19,100	610,054
Paccar, Inc.	2,522	143,439

		2,062,600

Automotive & Parts — 0.4%
BorgWarner, Inc.	4,700	247,267
Delphi Automotive PLC	20,900	1,282,006
The Goodyear Tire & Rubber Co.	43,751	988,116
Johnson Controls, Inc.	72	3,168

		2,520,557

Distribution & Wholesale — 0.1%
Fastenal Co.	82	3,682
Fossil Group, Inc. (a)	120	11,268
Genuine Parts Co.	2,834	248,570
W.W. Grainger, Inc.	2	503

		264,023

Home Builders — 0.0%
D.R. Horton, Inc.	47	965
PulteGroup, Inc.	9,373	165,527

		166,492

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,869	183,237
Whirlpool Corp.	2,803	408,257

		591,494

Housewares — 0.0%
Newell Rubbermaid, Inc.	5,738	197,445

Leisure Time — 0.1%
Carnival Corp.	11,664	468,543
Harley-Davidson, Inc.	5,302	308,576

		777,119

Lodging — 0.5%
Marriott International, Inc. Class A	17,069	1,193,123
Starwood Hotels & Resorts Worldwide, Inc.	6,815	567,076
Wyndham Worldwide Corp.	16,409	1,333,395
Wynn Resorts Ltd.	2,358	441,135

		3,534,729

Retail — 3.3%
AutoNation, Inc. (a)	99	4,981
AutoZone, Inc. (a)	994	506,602

	Number of Shares	Value
Bed Bath & Beyond, Inc. (a)	8,464	$557,185
Best Buy Co., Inc.	17,192	577,479
CarMax, Inc. (a)	5,200	241,540
Coach, Inc.	3,920	139,591
Costco Wholesale Corp.	4,596	575,971
CVS Health Corp.	34,464	2,742,990
Darden Restaurants, Inc.	54	2,779
Dollar General Corp. (a)	3,200	195,552
Dollar Tree, Inc. (a)	5,840	327,449
Family Dollar Stores, Inc.	35	2,703
GameStop Corp. Class A	6,851	282,261
The Gap, Inc.	5,490	228,878
The Home Depot, Inc.	47,407	4,349,118
Kohl’s Corp.	17,530	1,069,856
Lowe’s Cos., Inc.	35,395	1,873,103
Macy’s, Inc.	17,951	1,044,389
McDonald’s Corp.	11,060	1,048,599
Nordstrom, Inc.	4,008	274,027
O’Reilly Automotive, Inc. (a)	3,693	555,280
PetSmart, Inc.	1,800	126,162
Ross Stores, Inc.	7,392	558,687
Staples, Inc.	15,765	190,757
Starbucks Corp.	11,377	858,508
Target Corp.	20,286	1,271,527
Tiffany & Co.	1,102	106,134
The TJX Cos., Inc.	8,406	497,383
Urban Outfitters, Inc. (a)	700	25,690
Wal-Mart Stores, Inc.	11,322	865,793
Walgreen Co.	14,357	850,939
Yum! Brands, Inc.	2,635	189,667

		22,141,580

Textiles — 0.0%
Cintas Corp.	978	69,037

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	61	3,355
Mattel, Inc.	90	2,758

		6,113

		37,744,969

Consumer, Non-cyclical — 15.7%
Agriculture — 1.3%
Altria Group, Inc.	39,859	1,831,123
Archer-Daniels-Midland Co.	42,892	2,191,781
Lorillard, Inc.	14,712	881,396
Philip Morris International, Inc.	42,436	3,539,162
Reynolds American, Inc.	2,034	120,006

		8,563,468

Beverages — 1.9%
Brown-Forman Corp. Class B	6	541
The Coca-Cola Co.	115,730	4,937,042
Coca-Cola Enterprises, Inc.	6,678	296,236
Constellation Brands, Inc. Class A (a)	17,712	1,543,778

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dr. Pepper Snapple Group, Inc.	13,104	$842,718
Keurig Green Mountain, Inc.	2,140	278,478
Molson Coors Brewing Co. Class B	19,433	1,446,593
Monster Beverage Corp. (a)	4,700	430,849
PepsiCo, Inc.	36,960	3,440,607

		13,216,842

Biotechnology — 1.2%
Alexion Pharmaceuticals, Inc. (a)	2,270	376,411
Amgen, Inc.	37,551	5,274,413
Biogen Idec, Inc. (a)	5,992	1,982,214
Celgene Corp. (a)	7,156	678,246
Regeneron Pharmaceuticals, Inc. (a)	570	205,496
Vertex Pharmaceuticals, Inc. (a)	100	11,231

		8,528,011

Commercial Services — 1.1%
The ADT Corp.	3,000	106,380
Automatic Data Processing, Inc.	2,109	175,216
Equifax, Inc.	1,742	130,197
H&R Block, Inc.	42,063	1,304,374
Iron Mountain, Inc.	45	1,469
McKesson Corp.	9,645	1,877,592
Moody’s Corp.	3,330	314,685
Paychex, Inc.	5,164	228,249
Quanta Services, Inc. (a)	4,613	167,406
Robert Half International, Inc.	1,826	89,474
Total System Services, Inc.	2,607	80,713
United Rentals, Inc. (a)	5,280	586,608
Visa, Inc. Class A	3,678	784,775
Western Union Co.	86,788	1,392,079

		7,239,217

Cosmetics & Personal Care — 0.8%
Avon Products, Inc.	86,892	1,094,839
Colgate-Palmolive Co.	3,856	251,488
The Estee Lauder Cos., Inc. Class A	5,210	389,291
The Procter & Gamble Co.	42,329	3,544,631

		5,280,249

Foods — 0.8%
Campbell Soup Co.	1,624	69,394
ConAgra Foods, Inc.	3,574	118,085
General Mills, Inc.	4,062	204,928
The Hershey Co.	1,647	157,173
Hormel Foods Corp.	1,666	85,616
The J.M. Smucker Co.	1,925	190,556
Kellogg Co.	9,128	562,285
Kraft Foods Group, Inc.	11,858	668,791
The Kroger Co.	20,029	1,041,508
McCormick & Co., Inc.	161	10,771
Mondelez International, Inc. Class A	30,675	1,051,079
Safeway, Inc.	18,800	644,840
Sysco Corp.	2,434	92,370
Tyson Foods, Inc. Class A	4,901	192,952

	Number of Shares	Value
Whole Foods Market, Inc.	4,250	$161,967

		5,252,315

Health Care – Products — 2.6%
Baxter International, Inc.	10,061	722,078
Becton, Dickinson & Co.	3,986	453,647
Boston Scientific Corp. (a)	33,304	393,320
C.R. Bard, Inc.	13,442	1,918,308
CareFusion Corp. (a)	5,990	271,047
Covidien PLC	12,500	1,081,375
Edwards Lifesciences Corp. (a)	11,820	1,207,413
Intuitive Surgical, Inc. (a)	46	21,244
Johnson & Johnson	64,772	6,904,047
Medtronic, Inc.	48,848	3,026,134
St. Jude Medical, Inc.	9,591	576,707
Stryker Corp.	5,150	415,862
Varian Medical Systems, Inc. (a)	3,697	296,204
Zimmer Holdings, Inc.	4,615	464,038

		17,751,424

Health Care – Services — 1.3%
Aetna, Inc.	16,077	1,302,237
Cigna Corp.	11,792	1,069,416
DaVita HealthCare Partners, Inc. (a)	3,730	272,812
Humana, Inc.	5,244	683,241
Laboratory Corporation of America Holdings (a)	1,842	187,424
Quest Diagnostics, Inc.	3,309	200,790
Tenet Healthcare Corp. (a)	49	2,910
Thermo Fisher Scientific, Inc.	6,091	741,275
UnitedHealth Group, Inc.	23,564	2,032,395
Universal Health Services, Inc. Class B	10,470	1,094,115
WellPoint, Inc.	10,826	1,295,006

		8,881,621

Household Products — 0.2%
Avery Dennison Corp.	2,515	112,295
The Clorox Co.	1,943	186,606
Kimberly-Clark Corp.	10,565	1,136,477

		1,435,378

Pharmaceuticals — 4.5%
Abbott Laboratories	37,322	1,552,222
AbbVie, Inc.	23,322	1,347,079
Actavis PLC (a)	4,978	1,201,092
Allergan, Inc.	9,407	1,676,233
AmerisourceBergen Corp.	2,507	193,791
Bristol-Myers Squibb Co.	35,267	1,804,965
Cardinal Health, Inc.	19,878	1,489,260
DENTSPLY International, Inc.	1,356	61,834
Eli Lilly & Co.	20,414	1,323,848
Express Scripts Holding Co. (a)	18,301	1,292,600
Gilead Sciences, Inc. (a)	50,350	5,359,757
Hospira, Inc. (a)	3,017	156,974

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mead Johnson Nutrition Co.	2,912	$280,193
Merck & Co., Inc.	90,383	5,357,904
Mylan, Inc. (a)	12,247	557,116
Patterson Cos., Inc.	86	3,563
Perrigo Co. PLC	210	31,540
Pfizer, Inc.	221,041	6,536,182
Zoetis, Inc.	120	4,434

		30,230,587

		106,379,112

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	12,537	298,882

Energy — 6.5%
Coal — 0.0%
CONSOL Energy, Inc.	7,081	268,087

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	1,600	105,296

Oil & Gas — 5.5%
Anadarko Petroleum Corp.	10,348	1,049,701
Apache Corp.	12,221	1,147,185
Cabot Oil & Gas Corp.	48	1,569
Chesapeake Energy Corp.	25,490	586,015
Chevron Corp.	50,928	6,076,729
Cimarex Energy Co.	1,490	188,530
ConocoPhillips	50,979	3,900,913
Denbury Resources, Inc.	10,274	154,418
Devon Energy Corp.	12,647	862,273
Diamond Offshore Drilling, Inc.	78	2,673
Ensco PLC Class A	5,400	223,074
EOG Resources, Inc.	12,165	1,204,578
EQT Corp.	3,097	283,499
Exxon Mobil Corp.	97,397	9,160,188
Helmerich & Payne, Inc.	3,060	299,482
Hess Corp.	13,732	1,295,202
Marathon Oil Corp.	25,227	948,283
Marathon Petroleum Corp.	16,213	1,372,755
Murphy Oil Corp.	6,611	376,232
Nabors Industries Ltd.	49,565	1,128,100
Newfield Exploration Co. (a)	10,100	374,407
Noble Corp. PLC	3,500	77,770
Noble Energy, Inc.	56	3,828
Occidental Petroleum Corp.	19,715	1,895,597
Phillips 66	27,469	2,233,505
Pioneer Natural Resources Co.	1	197
QEP Resources, Inc.	89	2,740
Range Resources Corp.	99	6,713
Southwestern Energy Co. (a)	3,600	125,820
Tesoro Corp.	17,287	1,054,161
Valero Energy Corp.	21,400	990,178

		37,026,315

	Number of Shares	Value
Oil & Gas Services — 1.0%
Baker Hughes, Inc.	14,131	$919,363
Cameron International Corp. (a)	2,706	179,624
FMC Technologies, Inc. (a)	40	2,172
Halliburton Co.	25,567	1,649,327
National Oilwell Varco, Inc.	24,594	1,871,604
Schlumberger Ltd.	14,344	1,458,641
Transocean Ltd.	14,500	463,565

		6,544,296

Pipelines — 0.0%
Kinder Morgan, Inc.	38	1,457
Spectra Energy Corp.	64	2,512
The Williams Cos., Inc.	48	2,657

		6,626

		43,950,620

Financial — 10.7%
Banks — 3.0%
Bank of America Corp.	83,198	1,418,526
Bank of New York Mellon Corp.	30,007	1,162,171
BB&T Corp.	9,066	337,346
Capital One Financial Corp.	27,742	2,264,302
Comerica, Inc.	4,421	220,431
Fifth Third Bancorp	13,921	278,698
Huntington Bancshares, Inc.	63,300	615,909
KeyCorp	53,064	707,343
M&T Bank Corp.	1,355	167,058
Northern Trust Corp.	3,859	262,528
PNC Financial Services Group, Inc.	18,218	1,559,096
Regions Financial Corp.	63,715	639,699
State Street Corp.	8,176	601,835
SunTrust Banks, Inc.	14,600	555,238
U.S. Bancorp	40,402	1,690,016
Wells Fargo & Co.	153,216	7,947,314
Zions Bancorp	2,141	62,218

		20,489,728

Diversified Financial — 3.5%
Affiliated Managers Group, Inc. (a)	1,300	260,468
American Express Co.	23,049	2,017,709
Ameriprise Financial, Inc.	6,976	860,699
BlackRock, Inc.	3,350	1,099,872
The Charles Schwab Corp.	15,012	441,203
Citigroup, Inc.	70,951	3,676,681
CME Group, Inc.	90	7,196
Discover Financial Services	14,383	926,121
E*TRADE Financial Corp. (a)	14,161	319,897
Franklin Resources, Inc.	9,087	496,241
The Goldman Sachs Group, Inc.	13,980	2,566,309
IntercontinentalExchange, Inc.	3	585
Invesco Ltd.	8,012	316,314
JP Morgan Chase & Co.	108,422	6,531,341
Legg Mason, Inc.	11,626	594,786

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Morgan Stanley	66,697	$2,305,715
The NASDAQ OMX Group, Inc.	3,245	137,653
Navient Corp.	26,091	462,072
T. Rowe Price Group, Inc.	4,906	384,630

		23,405,492

Insurance — 3.7%
ACE Ltd.	13,610	1,427,281
Aflac, Inc.	14,472	842,994
The Allstate Corp.	13,335	818,369
American International Group, Inc.	56,346	3,043,811
Aon PLC	8,335	730,729
Assurant, Inc.	14,596	938,523
Berkshire Hathaway, Inc. Class B (a)	48,126	6,648,126
The Chubb Corp.	8,020	730,462
Cincinnati Financial Corp.	6,019	283,194
Genworth Financial, Inc. Class A (a)	23,829	312,160
The Hartford Financial Services Group, Inc.	5,852	217,987
Lincoln National Corp.	18,151	972,530
Loews Corp.	1,883	78,446
Marsh & McLennan Cos., Inc.	5,813	304,252
MetLife, Inc.	32,090	1,723,875
Principal Financial Group, Inc.	17,529	919,747
The Progressive Corp.	15,014	379,554
Prudential Financial, Inc.	18,827	1,655,646
Torchmark Corp.	9,982	522,757
The Travelers Cos., Inc.	10,397	976,694
Unum Group	20,531	705,856
XL Group PLC	27,988	928,362

		25,161,355

Real Estate — 0.0%
CBRE Group, Inc. (a)	87	2,587

Real Estate Investment Trusts (REITS) — 0.5%
American Tower Corp.	8,889	832,277
Apartment Investment & Management Co. Class A	85	2,705
AvalonBay Communities, Inc.	1	141
Boston Properties, Inc.	1,573	182,090
Equity Residential	56	3,448
General Growth Properties, Inc.	14,200	334,410
HCP, Inc.	4,935	195,969
Health Care REIT, Inc.	72	4,491
Host Hotels & Resorts, Inc.	15,937	339,936
Kimco Realty Corp.	7,667	167,984
The Macerich Co.	2,400	153,192
Plum Creek Timber Co., Inc.	63	2,458
Prologis, Inc.	38	1,433
Public Storage	143	23,715
Simon Property Group, Inc.	3,735	614,109
Ventas, Inc.	25	1,549
Vornado Realty Trust	373	37,285

	Number of Shares	Value
Weyerhaeuser Co.	626	$19,944

		2,917,136

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	6,230	60,555
People’s United Financial, Inc.	5,451	78,876

		139,431

		72,115,729

Industrial — 6.5%
Aerospace & Defense — 1.5%
The Boeing Co.	15,372	1,958,085
General Dynamics Corp.	11,022	1,400,786
L-3 Communications Holdings, Inc.	2,860	340,111
Lockheed Martin Corp.	12,115	2,214,380
Northrop Grumman Corp.	11,608	1,529,470
Raytheon Co.	9,759	991,710
Rockwell Collins, Inc.	2,268	178,038
United Technologies Corp.	12,280	1,296,768

		9,909,348

Building Materials — 0.0%
Masco Corp.	8,925	213,486

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	5,900	296,239
Emerson Electric Co.	15,369	961,792

		1,258,031

Electronics — 0.5%
Agilent Technologies, Inc.	3,963	225,812
Allegion PLC	2,433	115,908
Amphenol Corp. Class A	32	3,195
FLIR Systems, Inc.	3,652	114,454
Garmin Ltd.	34,100	1,772,859
Jabil Circuit, Inc.	30,047	606,048
PerkinElmer, Inc.	20	872
TE Connectivity Ltd.	4,800	265,392
Waters Corp. (a)	1,050	104,076

		3,208,616

Engineering & Construction — 0.0%
Fluor Corp.	2,909	194,292
Jacobs Engineering Group, Inc. (a)	1,420	69,324

		263,616

Environmental Controls — 0.1%
Republic Services, Inc.	337	13,150
Stericycle, Inc. (a)	97	11,306
Waste Management, Inc.	8,073	383,710

		408,166

Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,671	202,325
Stanley Black & Decker, Inc.	1,929	171,276

		373,601

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.5%
Caterpillar, Inc.	33,375	$3,305,126
Ingersoll-Rand PLC	6,000	338,160
Joy Global, Inc.	2,600	141,804

		3,785,090

Machinery – Diversified — 0.3%
Cummins, Inc.	3,945	520,661
Deere & Co.	10,250	840,398
Flowserve Corp.	2,170	153,028
Rockwell Automation, Inc.	2,163	237,670
Roper Industries, Inc.	2,633	385,182
Xylem, Inc.	3,355	119,069

		2,256,008

Manufacturing — 2.1%
3M Co.	17,182	2,434,346
Danaher Corp.	12,956	984,397
Dover Corp.	4,473	359,316
Eaton Corp. PLC	3,066	194,293
General Electric Co.	252,286	6,463,567
Honeywell International, Inc.	8,882	827,092
Illinois Tool Works, Inc.	17,355	1,465,109
Leggett & Platt, Inc.	3,686	128,715
Pall Corp.	2,761	231,096
Parker Hannifin Corp.	4,048	462,079
Pentair PLC	3,923	256,917
Textron, Inc.	13,672	492,055

		14,298,982

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	6	1,421

Packaging & Containers — 0.2%
Ball Corp.	19,502	1,233,891
Bemis Co., Inc.	1,896	72,086
Owens-Illinois, Inc. (a)	4,316	112,432
Sealed Air Corp.	53	1,849

		1,420,258

Transportation — 1.0%
American ExpressNorfolk Southern Corp.	10,113	1,128,611
C.H. Robinson Worldwide, Inc.	11,320	750,742
CSX Corp.	24,607	788,901
Expeditors International of Washington, Inc.	26	1,055
FedEx Corp.	6,560	1,059,112
Ryder System, Inc.	5,938	534,242
Union Pacific Corp.	20,412	2,213,069
United Parcel Service, Inc. Class B	1,380	135,640

		6,611,372

		44,007,995

	Number of Shares	Value
Technology — 9.6%
Computers — 4.3%
Accenture PLC Class A	1,600	$130,112
Apple, Inc.	134,677	13,568,708
Cognizant Technology Solutions Corp. Class A (a)	16,556	741,212
Computer Sciences Corp.	15,526	949,415
EMC Corp.	51,624	1,510,518
Hewlett-Packard Co.	83,174	2,950,182
International Business Machines Corp.	31,590	5,996,730
NetApp, Inc.	8,398	360,778
SanDisk Corp.	9,283	909,270
Seagate Technology PLC	9,500	544,065
Teradata Corp. (a)	4,286	179,669
Western Digital Corp.	11,852	1,153,436

		28,994,095

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	48,089	1,201,744
Xerox Corp.	64,245	849,962

		2,051,706

Semiconductors — 1.6%
Altera Corp.	6,186	221,335
Analog Devices, Inc.	7,354	363,949
Applied Materials, Inc.	12,939	279,612
Avago Technologies Ltd.	2,900	252,300
Broadcom Corp. Class A	14,364	580,593
Intel Corp.	130,923	4,558,739
KLA-Tencor Corp.	1,389	109,425
Lam Research Corp.	4,123	307,988
Linear Technology Corp.	11,605	515,146
Microchip Technology, Inc.	4,621	218,250
Micron Technology, Inc. (a)	23,217	795,414
NVIDIA Corp.	52,826	974,640
Texas Instruments, Inc.	24,874	1,186,241
Xilinx, Inc.	7,356	311,527

		10,675,159

Software — 3.4%
Adobe Systems, Inc. (a)	13,240	916,076
Autodesk, Inc. (a)	6,037	332,639
CA, Inc.	29,673	829,064
Cerner Corp. (a)	800	47,656
Citrix Systems, Inc. (a)	5,477	390,729
The Dun & Bradstreet Corp.	6,456	758,386
Electronic Arts, Inc. (a)	15,637	556,834
Fidelity National Information Services, Inc.	5,300	298,390
Fiserv, Inc. (a)	9,976	644,799
Intuit, Inc.	3,450	302,392
Microsoft Corp.	278,995	12,934,208
Oracle Corp.	119,157	4,561,330

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Red Hat, Inc. (a)	21	$1,179
Salesforce.com, Inc. (a)	11,544	664,126

		23,237,808

		64,958,768

Utilities — 2.0%
Electric — 1.8%
The AES Corp.	28,487	403,946
Ameren Corp.	6,360	243,779
American Electric Power Co., Inc.	20,385	1,064,301
CenterPoint Energy, Inc.	10,631	260,140
CMS Energy Corp.	7,903	234,403
Consolidated Edison, Inc.	2,782	157,628
Dominion Resources, Inc.	6,616	457,099
DTE Energy Co.	5,060	384,965
Duke Energy Corp.	18,290	1,367,543
Edison International	18,726	1,047,158
Entergy Corp.	6,898	533,422
Exelon Corp.	28,940	986,564
FirstEnergy Corp.	3,680	123,538
Integrys Energy Group, Inc.	54	3,500
NextEra Energy, Inc.	4,060	381,153
Northeast Utilities	812	35,972
NRG Energy, Inc.	11,400	347,472
Pepco Holdings, Inc.	20,043	536,351
PG&E Corp.	3,116	140,345
Pinnacle West Capital Corp.	1,496	81,741
PPL Corp.	16,718	549,019
Public Service Enterprise Group, Inc.	18,724	697,282
SCANA Corp.	3,747	185,889
The Southern Co.	27,822	1,214,430
TECO Energy, Inc.	95	1,651
Wisconsin Energy Corp.	4,482	192,726
Xcel Energy, Inc.	5,472	166,349

		11,798,366

Gas — 0.2%
AGL Resources, Inc.	28,862	1,481,775
NiSource, Inc.	713	29,219
Sempra Energy	1,261	132,884

		1,643,878

		13,442,244

TOTAL COMMON STOCK (Cost $285,799,381)		445,676,664

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%	20,000	489,800

		Value
TOTAL PREFERRED STOCK (Cost $500,000)		$489,800

TOTAL EQUITIES (Cost $286,299,381)		446,166,464

	Principal Amount
BONDS & NOTES — 33.7%

CORPORATE DEBT — 14.9%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. 2.250% 11/15/17	$200,000	200,785
WPP Finance 2010 4.750% 11/21/21	85,000	92,730
WPP Finance 2010 5.625% 11/15/43	475,000	516,076

		809,591

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	255,000	296,869
Exelis, Inc. 4.250% 10/01/16	315,000	331,437
L-3 Communications Corp. 4.750% 7/15/20	25,000	26,994
United Technologies Corp. 6.125% 7/15/38	80,000	101,685

		756,985

Agriculture — 0.1%
Altria Group, Inc. 2.850% 8/09/22	195,000	186,778
Altria Group, Inc. 4.250% 8/09/42	105,000	95,214
Bunge Ltd. Finance Corp. 3.200% 6/15/17	225,000	233,037
Philip Morris International, Inc. 6.375% 5/16/38	35,000	43,924

		558,953

Airlines — 0.0%
American Airlines Pass Through Trust, Series 2014-1, Class A 3.700% 4/01/28	105,000	105,394
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	45,000	45,562
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	130,000	130,650

		281,606

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Auto Manufacturers — 0.2%
Daimler Finance NA LLC (b) 2.625% 9/15/16	$200,000	$205,855
General Motors Co. 3.500% 10/02/18	215,000	218,494
Hyundai Capital America (b) 2.550% 2/06/19	170,000	171,337
Volvo Treasury AB (b) 5.950% 4/01/15	500,000	512,935

		1,108,621

Automotive & Parts — 0.1%
Lear Corp. 8.125% 3/15/20	245,000	258,475
Lear Corp. 4.750% 1/15/23	75,000	74,062
TRW Automotive, Inc. (b) 7.250% 3/15/17	145,000	159,500

		492,037

Banks — 1.0%
Associated Banc-Corp. 5.125% 3/28/16	350,000	369,571
Bank of America Corp. 3.625% 3/17/16	200,000	207,234
Bank of America Corp. 4.000% 4/01/24	360,000	363,752
Bank of America Corp. 4.500% 4/01/15	175,000	178,405
Bank of America Corp. 5.875% 2/07/42	95,000	113,830
Barclays PLC 4.375% 9/11/24	235,000	227,753
Deutsche Bank AG 1.400% 2/13/17	220,000	219,915
Deutsche Bank AG 2.500% 2/13/19	345,000	346,818
Discover Bank 2.000% 2/21/18	250,000	248,797
Export-Import Bank of Korea 1.750% 2/27/18	55,000	54,470
Export-Import Bank of Korea 4.000% 1/11/17	200,000	210,790
First Horizon National Corp. 5.375% 12/15/15	635,000	665,531
FirstMerit Corp. 4.350% 2/04/23	80,000	82,896
HSBC Holdings PLC 6.500% 9/15/37	125,000	153,778
ICICI Bank Ltd. (b) 4.700% 2/21/18	395,000	417,012
ICICI Bank Ltd. (b) 4.750% 11/25/16	290,000	305,458

	Principal Amount	Value
ICICI Bank Ltd. (b) 5.500% 3/25/15	$440,000	$448,818
JP Morgan Chase & Co. 3.375% 5/01/23	140,000	134,111
JP Morgan Chase & Co. 3.875% 9/10/24	220,000	215,675
KFW 2.125% 1/17/23	600,000	582,050
Regions Financial Corp. 5.750% 6/15/15	260,000	268,287
Regions Financial Corp. 7.500% 5/15/18	130,000	151,564
Skandinaviska Enskilda Banken AB (b) 2.375% 3/25/19	200,000	200,008
SVB Financial Group 5.375% 9/15/20	75,000	83,898
Valley National Bancorp 5.125% 9/27/23	245,000	258,289
Wachovia Bank NA 6.600% 1/15/38	50,000	66,771
Wells Fargo & Co. 4.480% 1/16/24	345,000	363,809

		6,939,290

Beverages — 0.1%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	25,000	32,553
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	85,000	79,082
Pernod Ricard SA (b) 2.950% 1/15/17	300,000	309,266

		420,901

Biotechnology — 0.0%
Amgen, Inc. 5.150% 11/15/41	225,000	237,480

Building Materials — 0.3%
CRH America, Inc. 8.125% 7/15/18	220,000	265,606
Lafarge SA (b) 6.200% 7/09/15	600,000	620,220
Lafarge SA 6.500% 7/15/16	190,000	203,775
Martin Marietta Materials, Inc. FRN (b) 1.333% 6/30/17	220,000	220,948
Masco Corp. 4.800% 6/15/15	560,000	573,300
Owens Corning, Inc. 6.500% 12/01/16	210,000	231,346
Owens Corning, Inc. 9.000% 6/15/19	55,000	67,174

		2,182,369

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals — 0.7%
Ashland, Inc. 4.750% 8/15/22	$1,575,000	$1,535,625
Cabot Corp. 5.000% 10/01/16	390,000	417,115
CF Industries, Inc. 3.450% 6/01/23	63,000	61,758
CF Industries, Inc. 5.375% 3/15/44	185,000	193,601
Cytec Industries, Inc. 3.500% 4/01/23	65,000	63,698
Cytec Industries, Inc. 8.950% 7/01/17	75,000	89,007
The Dow Chemical Co. 8.550% 5/15/19	65,000	81,694
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	30,000	34,377
Ecolab, Inc. 4.350% 12/08/21	75,000	81,253
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	110,000	123,679
Incitiec Pivot Ltd (b) 4.000% 12/07/15	463,000	477,562
Methanex Corp. 5.250% 3/01/22	20,000	21,982
NOVA Chemicals Corp. 8.625% 11/01/19	175,000	182,875
Rockwood Specialties Group, Inc. 4.625% 10/15/20	690,000	712,425
RPM International, Inc. 3.450% 11/15/22	250,000	243,286
RPM International, Inc. 6.125% 10/15/19	100,000	114,169
RPM International, Inc. 6.500% 2/15/18	205,000	232,189
Valspar Corp. 7.250% 6/15/19	125,000	148,907

		4,815,202

Commercial Services — 0.2%
The ADT Corp. 2.250% 7/15/17	290,000	282,750
Brambles USA, Inc. (b) 3.950% 4/01/15	250,000	253,893
Cardtronics, Inc., Convertible (b) 1.000% 12/01/20	200,000	191,875
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	57,000	58,283
ERAC USA Finance LLC (b) 2.800% 11/01/18	65,000	66,509
ERAC USA Finance LLC (b) 6.700% 6/01/34	78,000	98,521
Leidos Holdings, Inc. 4.450% 12/01/20	270,000	274,749

	Principal Amount	Value
The Western Union Co. 5.930% 10/01/16	$180,000	$196,264

		1,422,844

Computers — 0.2%
Apple, Inc. 2.400% 5/03/23	240,000	226,937
Apple, Inc. 3.850% 5/04/43	115,000	106,633
EMC Corp. 3.375% 6/01/23	304,000	298,322
International Business Machines Corp. 5.600% 11/30/39	140,000	167,703
SanDisk Corp., Convertible (b) 0.500% 10/15/20	350,000	418,906

		1,218,501

Cosmetics & Personal Care — 0.0%
Avon Products, Inc. 6.500% 3/01/19	130,000	139,899
The Procter & Gamble Co. 5.800% 8/15/34	45,000	56,857

		196,756

Distribution & Wholesale — 0.0%
Arrow Electronics, Inc. 4.500% 3/01/23	105,000	108,457

Diversified Financial — 1.9%
AerCap Ireland Capital Ltd. (b) 4.500% 5/15/21	765,000	742,050
Affiliated Managers Group, Inc. 4.250% 2/15/24	216,000	221,743
Air Lease Corp. 3.375% 1/15/19	375,000	379,688
Air Lease Corp. 3.875% 4/01/21	265,000	267,650
Air Lease Corp. 5.625% 4/01/17	80,000	86,300
American Express Co. 6.150% 8/28/17	230,000	258,952
American Express Co. VRN 6.800% 9/01/66	20,000	21,350
American Express Co. 8.125% 5/20/19	135,000	168,614
BlackRock, Inc. 5.000% 12/10/19	90,000	101,705
Citigroup, Inc. 4.750% 5/19/15	10,000	10,262
Citigroup, Inc. 5.375% 8/09/20	245,000	277,250
Citigroup, Inc. 5.500% 10/15/14	83,000	83,154
Citigroup, Inc. 5.500% 2/15/17	500,000	542,011

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 5.875% 1/30/42	$100,000	$120,522
Citigroup, Inc. 8.125% 7/15/39	90,000	133,365
Citigroup, Inc. 8.500% 5/22/19	123,000	153,746
Eaton Vance Corp. 3.625% 6/15/23	97,000	97,048
Eaton Vance Corp. 6.500% 10/02/17	16,000	18,130
Ford Motor Credit Co. LLC 3.000% 6/12/17	240,000	247,698
General Electric Capital Corp. 4.625% 1/07/21	225,000	247,978
General Electric Capital Corp. 6.875% 1/10/39	260,000	349,930
General Motors Financial Co., Inc. 2.625% 7/10/17	200,000	200,907
General Motors Financial Co., Inc. 2.750% 5/15/16	170,000	171,275
General Motors Financial Co., Inc. 3.000% 9/25/17	280,000	282,800
The Goldman Sachs Group, Inc. 1.600% 11/23/15	290,000	292,348
The Goldman Sachs Group, Inc. 3.625% 2/07/16	120,000	124,011
The Goldman Sachs Group, Inc. 5.375% 3/15/20	225,000	250,508
The Goldman Sachs Group, Inc. 5.625% 1/15/17	455,000	494,135
The Goldman Sachs Group, Inc. 5.750% 1/24/22	200,000	227,435
The Goldman Sachs Group, Inc. 6.250% 2/01/41	60,000	72,673
The Goldman Sachs Group, Inc. 6.345% 2/15/34	75,000	85,257
The Goldman Sachs Group, Inc. 6.750% 10/01/37	75,000	89,534
Hyundai Capital America (b) 1.625% 10/02/15	145,000	145,996
Hyundai Capital America (b) 2.875% 8/09/18	135,000	138,287
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	1,015,000	1,004,850
International Lease Finance Corp. 3.875% 4/15/18	270,000	267,975
International Lease Finance Corp. 5.750% 5/15/16	865,000	903,925
Janus Capital Group, Inc. 6.700% 6/15/17	375,000	419,679
JP Morgan Chase & Co. 4.500% 1/24/22	200,000	214,285

	Principal Amount	Value
JP Morgan Chase & Co. 4.950% 3/25/20	$50,000	$55,242
JP Morgan Chase & Co. 5.600% 7/15/41	195,000	223,220
Lazard Group LLC 4.250% 11/14/20	470,000	491,347
Lazard Group LLC 6.850% 6/15/17	228,000	256,891
Legg Mason, Inc. 5.625% 1/15/44	260,000	282,955
Leighton Finance USA Pty Ltd. (b) 5.950% 11/13/22	120,000	126,229
Merrill Lynch & Co., Inc. 7.750% 5/14/38	95,000	128,371
Morgan Stanley 3.800% 4/29/16	150,000	156,288
Morgan Stanley 4.000% 7/24/15	250,000	256,636
Morgan Stanley 4.350% 9/08/26	130,000	127,766
Morgan Stanley 5.450% 1/09/17	265,000	287,840
Morgan Stanley 5.625% 9/23/19	235,000	264,534
Morgan Stanley 5.750% 1/25/21	115,000	130,663
Stifel Financial Corp. 4.250% 7/18/24	140,000	140,798
TD Ameritrade Holding Corp. 4.150% 12/01/14	90,000	90,562

		12,934,368

Electric — 0.8%
The AES Corp. 7.750% 10/15/15	44,000	46,420
CMS Energy Corp. 5.050% 2/15/18	400,000	439,164
Florida Power & Light Co. 4.950% 6/01/35	125,000	142,968
Georgia Power Co. 4.300% 3/15/42	106,000	105,927
IPALCO Enterprises, Inc. 5.000% 5/01/18	400,000	421,500
IPALCO Enterprises, Inc. (b) 7.250% 4/01/16	280,000	298,900
Kansas Gas & Electric Co. 5.647% 3/29/21	179,985	190,743
LG&E and KU Energy LLC 4.375% 10/01/21	275,000	295,860
Metropolitan Edison Co. (b) 4.000% 4/15/25	215,000	215,328
National Fuel Gas Co. 3.750% 3/01/23	125,000	123,771

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nevada Power Co. Series N 6.650% 4/01/36	$135,000	$177,980
Niagara Mohawk Power Corp. (b) 2.721% 11/28/22	200,000	192,572
NiSource Finance Corp. 4.800% 2/15/44	200,000	203,476
NiSource Finance Corp. 5.800% 2/01/42	175,000	202,570
Oncor Electric Delivery Co. 6.800% 9/01/18	15,000	17,585
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	58,554
Pacific Gas & Electric Co. 5.800% 3/01/37	120,000	144,085
Pennsylvania Electric Co. (b) 4.150% 4/15/25	295,000	295,094
PPL Capital Funding, Inc. 1.900% 6/01/18	55,000	54,764
PPL Capital Funding, Inc. 5.000% 3/15/44	190,000	205,278
Puget Energy, Inc. 6.500% 12/15/20	271,000	320,738
Southern California Edison Co. 5.950% 2/01/38	105,000	131,171
State Grid Overseas Investment Ltd. (b) 1.750% 5/22/18	200,000	195,876
Tenaska Oklahoma I LP (b) 6.528% 12/30/14	33,958	33,984
Transelec SA (b) 4.625% 7/26/23	175,000	180,403
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	151,141	160,647
Virginia Electric and Power Co. 6.350% 11/30/37	150,000	199,221
Wisconsin Public Service Corp. 5.650% 11/01/17	225,000	245,636

		5,300,215

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	510,000	517,650

Electronics — 0.1%
Amphenol Corp. 4.000% 2/01/22	100,000	104,787
Arrow Electronics, Inc. 6.000% 4/01/20	220,000	249,382
Avnet, Inc. 4.875% 12/01/22	123,000	129,919
Jabil Circuit, Inc. 7.750% 7/15/16	185,000	203,500
Jabil Circuit, Inc. 8.250% 3/15/18	95,000	110,438

		798,026

	Principal Amount	Value
Engineering & Construction — 0.0%
BAA Funding Ltd. (b) 2.500% 6/25/17	$200,000	$202,500

Entertainment — 0.0%
International Game Technology 5.500% 6/15/20	125,000	132,171

Environmental Controls — 0.0%
Republic Services, Inc. 3.800% 5/15/18	140,000	148,733
Republic Services, Inc. 5.250% 11/15/21	25,000	28,327

		177,060

Foods — 0.3%
ConAgra Foods, Inc. 4.950% 8/15/20	150,000	164,345
ConAgra Foods, Inc. 6.625% 8/15/39	75,000	91,811
ConAgra Foods, Inc. 7.000% 4/15/19	153,000	181,507
Delhaize Group 6.500% 6/15/17	210,000	235,119
Kraft Foods, Inc. 4.125% 2/09/16	280,000	292,154
Kraft Foods, Inc. 6.500% 2/09/40	63,000	78,991
Tyson Foods, Inc. 2.650% 8/15/19	65,000	65,121
Tyson Foods, Inc. 3.950% 8/15/24	140,000	140,245
Tyson Foods, Inc. 4.875% 8/15/34	105,000	108,067
Tyson Foods, Inc. 6.600% 4/01/16	220,000	238,038
WM Wrigley Jr. Co. (b) 2.400% 10/21/18	80,000	80,569

		1,675,967

Forest Products & Paper — 0.1%
Domtar Corp. 9.500% 8/01/16	30,000	33,620
Domtar Corp. 10.750% 6/01/17	40,000	48,392
International Paper Co. 4.750% 2/15/22	100,000	107,764
International Paper Co. 7.300% 11/15/39	110,000	141,547
International Paper Co. 9.375% 5/15/19	70,000	91,147
The Mead Corp. 7.550% 3/01/47	260,000	317,948

		740,418

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gas — 0.1%
Boston Gas Co. (b) 4.487% 2/15/42	$100,000	$102,919
The Laclede Group, Inc. 4.700% 8/15/44	290,000	292,121

		395,040

Hand & Machine Tools — 0.0%
Kennametal, Inc. 2.650% 11/01/19	150,000	150,197

Health Care – Products — 0.1%
Boston Scientific Corp. 6.000% 1/15/20	170,000	193,821
Hospira, Inc. 5.200% 8/12/20	150,000	161,518
Johnson & Johnson 5.850% 7/15/38	40,000	51,948

		407,287

Health Care – Services — 0.2%
Cigna Corp. 2.750% 11/15/16	175,000	180,883
Cigna Corp. 5.125% 6/15/20	100,000	111,770
Howard Hughes Medical Institute 3.500% 9/01/23	150,000	154,546
Kaiser Foundation Hospitals 3.500% 4/01/22	75,000	75,602
Roche Holdings, Inc. (b) 6.000% 3/01/19	35,000	40,562
UnitedHealth Group, Inc. 2.750% 2/15/23	80,000	77,329
UnitedHealth Group, Inc. 3.950% 10/15/42	55,000	51,168
UnitedHealth Group, Inc. 6.875% 2/15/38	230,000	314,892
WellPoint, Inc., Convertible 2.750% 10/15/42	100,000	164,687

		1,171,439

Holding Company – Diversified — 0.0%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	220,000	251,050

Home Furnishing — 0.0%
Whirlpool Corp. 3.700% 3/01/23	110,000	110,489
Whirlpool Corp. 5.150% 3/01/43	50,000	52,985

		163,474

Household Products — 0.0%
Avery Dennison Corp. 3.350% 4/15/23	70,000	68,033
Jarden Corp., Convertible (b) 1.125% 3/15/34	81,000	80,747

	Principal Amount	Value
Jarden Corp., Convertible 1.500% 6/15/19	$20,000	$23,512

		172,292

Housewares — 0.0%
Newell Rubbermaid, Inc. 2.000% 6/15/15	135,000	136,285
Newell Rubbermaid, Inc. 2.050% 12/01/17	150,000	150,461

		286,746

Insurance — 1.1%
Aflac, Inc. 3.625% 6/15/23	235,000	236,690
Aflac, Inc. 8.500% 5/15/19	110,000	139,220
The Allstate Corp. 5.550% 5/09/35	150,000	176,487
The Allstate Corp. VRN 5.750% 8/15/53	320,000	340,800
The Allstate Corp. 7.450% 5/16/19	18,000	22,081
Arch Capital Group US, Inc. 5.144% 11/01/43	170,000	182,340
AXIS Specialty Finance PLC 2.650% 4/01/19	95,000	95,314
Brown & Brown, Inc. 4.200% 9/15/24	300,000	301,605
The Chubb Corp. VRN 6.375% 3/29/67	245,000	268,581
CNA Financial Corp. 3.950% 5/15/24	180,000	182,143
CNA Financial Corp. 7.350% 11/15/19	180,000	216,328
Five Corners Funding Trust (b) 4.419% 11/15/23	215,000	225,034
The Hartford Financial Services Group, Inc. VRN 8.125% 6/15/38	220,000	257,950
Liberty Mutual Group, Inc. (b) 4.250% 6/15/23	97,000	99,136
Lincoln National Corp. 4.300% 6/15/15	100,000	102,540
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	200,000	220,244
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	100,000	117,551
MetLife Capital Trust IV (b) 7.875% 12/15/67	345,000	441,600
MetLife, Inc. Series A 6.817% 8/15/18	45,000	52,773
Principal Financial Group, Inc. 8.875% 5/15/19	120,000	152,346

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Progressive Corp. VRN 6.700% 6/15/37	$356,000	$390,042
Prudential Financial, Inc. 4.500% 11/15/20	125,000	135,419
Prudential Financial, Inc. VRN 5.200% 3/15/44	305,000	307,097
Prudential Financial, Inc. VRN 5.625% 6/15/43	245,000	255,339
Prudential Financial, Inc. 6.200% 11/15/40	75,000	91,763
Prudential Financial, Inc. VRN 8.875% 6/15/38	260,000	313,625
QBE Capital Funding III Ltd. VRN (b) 7.250% 5/24/41	200,000	218,000
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	115,000	115,048
Reinsurance Group of America, Inc. 4.700% 9/15/23	225,000	239,752
Reinsurance Group of America, Inc. 5.000% 6/01/21	225,000	246,881
Reinsurance Group of America, Inc. 6.450% 11/15/19	220,000	257,449
The Travelers Cos., Inc. 6.250% 6/15/37	125,000	160,435
USF&G Capital I (b) 8.500% 12/15/45	150,000	218,117
Voya Financial, Inc. 5.500% 7/15/22	125,000	140,919
Voya Financial, Inc. VRN 5.650% 5/15/53	205,000	206,025
Willis Group Holdings PLC 4.125% 3/15/16	55,000	57,127
Willis North America, Inc. 7.000% 9/29/19	97,000	113,141

		7,296,942

Internet — 0.3%
Baidu, Inc. 3.250% 8/06/18	285,000	293,433
Expedia, Inc. 4.500% 8/15/24	870,000	862,254
Expedia, Inc. 7.456% 8/15/18	425,000	497,038

		1,652,725

Investment Companies — 0.2%
FS Investment Corp. 4.000% 7/15/19	390,000	389,613
Xstrata Finance Canada Ltd. (b) 2.050% 10/23/15	225,000	227,515
Xstrata Finance Canada Ltd. (b) 2.850% 11/10/14	225,000	225,499
Xstrata Finance Canada Ltd. (b) 5.800% 11/15/16	195,000	212,373

		1,055,000

	Principal Amount	Value
Iron & Steel — 0.4%
Allegheny Technologies, Inc. 9.375% 6/01/19	$180,000	$219,731
ArcelorMittal 4.250% 8/05/15	414,000	420,728
ArcelorMittal 5.000% 2/25/17	70,000	72,443
ArcelorMittal 5.750% 8/05/20	285,000	297,469
ArcelorMittal 9.500% 2/15/15	555,000	570,262
Cliffs Natural Resources, Inc. 4.200% 1/15/18	175,000	150,500
Commercial Metals Co. 6.500% 7/15/17	125,000	133,750
Reliance Steel & Aluminum Co. 4.500% 4/15/23	145,000	149,066
Reliance Steel & Aluminum Co. 6.200% 11/15/16	245,000	263,804
Reliance Steel & Aluminum Co. 6.850% 11/15/36	255,000	291,436

		2,569,189

Leisure Time — 0.0%
Carnival Corp. 1.875% 12/15/17	125,000	125,154

Lodging — 0.2%
Choice Hotels International, Inc. 5.700% 8/28/20	250,000	270,938
Marriott International, Inc. 3.250% 9/15/22	265,000	262,656
Marriott International, Inc. 5.810% 11/10/15	70,000	73,673
Marriott International, Inc. 6.200% 6/15/16	160,000	173,342
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	40,000	46,370
Wyndham Worldwide Corp. 2.500% 3/01/18	200,000	200,611
Wyndham Worldwide Corp. 2.950% 3/01/17	75,000	77,038
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.750% 8/15/20	425,000	451,031

		1,555,659

Machinery – Diversified — 0.2%
CNH Industrial Capital LLC (b) 3.375% 7/15/19	230,000	216,775
CNH Industrial Capital LLC 3.250% 2/01/17	105,000	103,425
CNH Industrial Capital LLC 3.625% 4/15/18	116,000	113,390

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CNH Industrial Capital LLC 3.875% 11/01/15	$380,000	$382,375
CNH Industrial Capital LLC 6.250% 11/01/16	220,000	231,550
Xylem, Inc. 3.550% 9/20/16	200,000	209,365
Xylem, Inc. 4.875% 10/01/21	100,000	108,480

		1,365,360

Manufacturing — 0.3%
Eaton Corp. 1.500% 11/02/17	140,000	139,397
General Electric Co. 4.125% 10/09/42	270,000	268,259
Harsco Corp 2.700% 10/15/15	1,098,000	1,093,883
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	180,000	210,812
Textron, Inc. 6.200% 3/15/15	180,000	184,536
Tyco Electronics Group SA 6.550% 10/01/17	200,000	227,738

		2,124,625

Media — 0.2%
21st Century Fox America Co. 6.900% 8/15/39	100,000	128,490
Comcast Corp. 6.400% 5/15/38	175,000	223,222
Globo Comunicacao e Participacoes SA STEP (b) 6.250% 7/29/49	320,000	330,000
NBCUniversal Media LLC 6.400% 4/30/40	20,000	25,759
Time Warner Cable, Inc. 6.750% 6/15/39	110,000	141,319
Time Warner Cable, Inc. 8.250% 4/01/19	45,000	56,046
Time Warner Cable, Inc. 8.750% 2/14/19	65,000	81,823
Time Warner, Inc. 4.700% 1/15/21	125,000	136,798
Time Warner, Inc. 6.100% 7/15/40	135,000	156,501
Time Warner, Inc. 6.250% 3/29/41	25,000	29,481
Viacom, Inc. 6.250% 4/30/16	195,000	211,031

		1,520,470

Mining — 0.2%
Freeport-McMoRan, Inc. 2.375% 3/15/18	105,000	105,267

	Principal Amount	Value
Freeport-McMoRan, Inc. 5.450% 3/15/43	$155,000	$158,043
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	255,000	326,548
Vale Overseas Ltd. 6.250% 1/23/17	305,000	336,012
Vale Overseas Ltd. 6.875% 11/10/39	80,000	90,826
Vulcan Materials Co. 6.500% 12/01/16	15,000	16,200

		1,032,896

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 4.625% 3/15/24	270,000	273,688
Pitney Bowes, Inc. 4.750% 1/15/16	125,000	131,054
Pitney Bowes, Inc. 4.750% 5/15/18	20,000	21,364
Pitney Bowes, Inc. 5.750% 9/15/17	31,000	34,126
Xerox Corp. 5.625% 12/15/19	10,000	11,300

		471,532

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	115,731

Oil & Gas — 1.0%
Anadarko Petroleum Corp. 6.450% 9/15/36	135,000	164,513
Chesapeake Energy Corp. 3.250% 3/15/16	725,000	726,812
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	45,000	42,947
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	460,000	463,738
ConocoPhillips 6.500% 2/01/39	110,000	144,001
Devon Energy Corp. 5.600% 7/15/41	175,000	195,090
Ecopetrol SA 4.250% 9/18/18	40,000	42,400
EQT Corp. 4.875% 11/15/21	110,000	120,192
Motiva Enterprises LLC (b) 5.750% 1/15/20	215,000	241,770
Motiva Enterprises LLC (b) 6.850% 1/15/40	170,000	223,597
Newfield Exploration Co. 6.875% 2/01/20	200,000	208,500
Nexen, Inc. 7.500% 7/30/39	25,000	34,481

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pemex Project Funding Master Trust 6.625% 6/15/38	$37,000	$42,828
Petrobras Global Finance BV 2.000% 5/20/16	195,000	194,990
Petrobras Global Finance BV 3.000% 1/15/19	110,000	107,141
Petrobras Global Finance BV 3.250% 3/17/17	560,000	566,703
Petrobras International Finance Co. 3.875% 1/27/16	275,000	281,463
Petrobras International Finance Co. 5.375% 1/27/21	240,000	242,597
Petrobras International Finance Co. 6.750% 1/27/41	100,000	102,700
Petroleos Mexicanos (b) 3.125% 1/23/19	50,000	51,250
Petroleos Mexicanos 5.500% 1/21/21	285,000	313,643
Petroleos Mexicanos (b) 6.375% 1/23/45	80,000	90,464
Phillips 66 5.875% 5/01/42	100,000	118,502
Pioneer Natural Resources Co. 5.875% 7/15/16	240,000	258,810
Rowan Cos., Inc. 4.875% 6/01/22	325,000	337,632
Rowan Cos., Inc. 5.000% 9/01/17	220,000	237,702
Shell International Finance BV 5.500% 3/25/40	75,000	90,373
Talisman Energy, Inc. 5.500% 5/15/42	125,000	127,242
Talisman Energy, Inc. 7.750% 6/01/19	205,000	248,663
Transocean, Inc. 4.950% 11/15/15	440,000	456,926
Transocean, Inc. 5.050% 12/15/16	200,000	213,181
Valero Energy Corp. 6.125% 2/01/20	200,000	231,937

		6,922,788

Oil & Gas Services — 0.3%
Baker Hughes, Inc. 5.125% 9/15/40	200,000	222,823
Hornbeck Offshore Services, Inc. 1.500% 9/01/19	180,000	176,175
SEACOR Holdings, Inc. (b) 3.000% 11/15/28	25,000	23,219
SESI LLC 6.375% 5/01/19	105,000	109,200
Superior Energy Services, Inc. 7.125% 12/15/21	836,000	923,780

	Principal Amount	Value
Weatherford International Ltd. 4.500% 4/15/22	$125,000	$130,139
Weatherford International Ltd. 5.950% 4/15/42	245,000	263,158
Weatherford International Ltd. 6.000% 3/15/18	75,000	84,367

		1,932,861

Packaging & Containers — 0.0%
Brambles USA Inc., Series A (b) 5.350% 4/01/20	90,000	100,903

Pharmaceuticals — 0.3%
AbbVie, Inc. 4.400% 11/06/42	75,000	70,460
McKesson Corp. 1.292% 3/10/17	95,000	94,663
McKesson Corp. 2.284% 3/15/19	95,000	94,307
McKesson Corp. 3.796% 3/15/24	45,000	45,378
McKesson Corp. 4.750% 3/01/21	150,000	166,983
McKesson Corp. 4.883% 3/15/44	60,000	61,782
McKesson Corp. 6.000% 3/01/41	125,000	147,437
Medco Health Solutions, Inc. 2.750% 9/15/15	250,000	254,745
Merck Sharp & Dohme Corp. 5.850% 6/30/39	45,000	56,160
Mylan, Inc. (b) 7.875% 7/15/20	575,000	627,200
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	80,000	96,190
Zoetis, Inc. 3.250% 2/01/23	80,000	78,236

		1,793,541

Pipelines — 0.6%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	615,000	631,144
Boardwalk Pipelines LLC 5.500% 2/01/17	175,000	188,241
Boardwalk Pipelines LP 5.875% 11/15/16	390,000	422,254
CenterPoint Energy Resources Corp. 4.500% 1/15/21	100,000	109,350
CenterPoint Energy Resources Corp. 5.850% 1/15/41	100,000	122,912
DCP Midstream LLC (b) 9.750% 3/15/19	20,000	25,610
DCP Midstream Operating LLC 3.875% 3/15/23	40,000	40,049

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	$125,000	$129,067
Energy Transfer Partners LP FRN 3.257% 11/01/66	250,000	234,062
Enterprise Products Operating LP 3.200% 2/01/16	100,000	103,227
Enterprise Products Operating LP 5.950% 2/01/41	150,000	178,545
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	150,000	152,076
Kinder Morgan Energy Partners LP 6.000% 2/01/17	130,000	142,846
Kinder Morgan Energy Partners LP 6.500% 2/01/37	120,000	136,078
Kinder Morgan Energy Partners LP 6.950% 1/15/38	10,000	11,665
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	150,000	163,312
ONEOK Partners LP 3.250% 2/01/16	100,000	103,107
ONEOK Partners LP 6.125% 2/01/41	120,000	136,484
Southern Natural Gas Co. LLC (b) 5.900% 4/01/17	250,000	275,987
Texas Eastern Transmission LP (b) 6.000% 9/15/17	175,000	194,899
TransCanada PipeLines Ltd. 6.200% 10/15/37	125,000	150,131
The Williams Cos., Inc. 3.700% 1/15/23	100,000	94,462
Williams Partners LP 5.250% 3/15/20	365,000	405,308

		4,150,816

Real Estate — 0.0%
AMB Property LP 4.500% 8/15/17	175,000	187,448
Post Apartment Homes LP 3.375% 12/01/22	50,000	48,664

		236,112

Real Estate Investment Trusts (REITS) — 0.6%
American Tower Corp. 3.400% 2/15/19	185,000	189,009
American Tower Corp. 3.450% 9/15/21	425,000	416,671
American Tower Corp. 4.500% 1/15/18	330,000	352,281
ARC Properties Operating Partnership LP/Clark Acquisition LLC (b) 2.000% 2/06/17	225,000	224,876
ARC Properties Operating Partnership LP/Clark Acquisition LLC (b) 3.000% 2/06/19	110,000	109,209

	Principal Amount	Value
Boston Properties LP 3.700% 11/15/18	$100,000	$105,834
Boston Properties LP 4.125% 5/15/21	140,000	148,196
Brandywine Operating Partners LP 4.950% 4/15/18	200,000	215,571
DDR Corp. 4.750% 4/15/18	60,000	64,727
DDR Corp. 7.875% 9/01/20	60,000	74,556
Developers Diversified Realty Corp. 5.500% 5/01/15	390,000	399,983
Duke Realty LP 8.250% 8/15/19	225,000	278,821
ERP Operating LP 4.625% 12/15/21	75,000	81,818
Federal Realty Investment Trust 5.900% 4/01/20	55,000	63,899
HCP, Inc. 2.625% 2/01/20	180,000	177,368
Highwoods Realty LP 7.500% 4/15/18	265,000	309,224
ProLogis LP 2.750% 2/15/19	90,000	90,898
Realty Income Corp. 2.000% 1/31/18	465,000	464,787
Simon Property Group LP 5.650% 2/01/20	35,000	40,280
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	100,000	104,215

		3,912,223

Retail — 0.4%
Bed Bath & Beyond, Inc. 3.749% 8/01/24	65,000	64,449
Bed Bath & Beyond, Inc. 5.165% 8/01/44	145,000	141,978
CVS Health Corp. 6.125% 9/15/39	175,000	215,580
CVS Pass-Through Trust (b) 5.926% 1/10/34	304,207	352,807
El Puerto de Liverpool SAB de CV (b) (c) 3.950% 10/02/24	445,000	440,550
The Home Depot, Inc. 5.950% 4/01/41	150,000	186,867
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	110,000	126,652
McDonald’s Corp. 6.300% 10/15/37	100,000	128,634
O’Reilly Automotive, Inc. 3.850% 6/15/23	105,000	107,144
O’Reilly Automotive, Inc. 4.875% 1/14/21	150,000	163,613

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
QVC, Inc. 3.125% 4/01/19	$155,000	$155,538
QVC, Inc. 4.375% 3/15/23	150,000	149,653
QVC, Inc. (b) 4.450% 2/15/25	245,000	241,833
QVC, Inc. 5.125% 7/02/22	30,000	31,518
Tiffany & Co. (b) 4.900% 10/01/44	165,000	164,760

		2,671,576

Savings & Loans — 0.1%
Glencore Funding LLC (b) 1.700% 5/27/16	156,000	157,058
Glencore Funding LLC (b) 2.500% 1/15/19	252,000	246,688
Glencore Funding LLC (b) 3.125% 4/29/19	145,000	145,087

		548,833

Semiconductors — 0.2%
Intel Corp. 3.250% 8/01/39	205,000	343,759
Micron Technology, Inc., Convertible 2.125% 2/15/33	226,000	710,064
Micron Technology, Inc., Convertible 3.000% 11/15/43	85,000	111,775

		1,165,598

Software — 0.1%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	110,000	114,310
CA, Inc. 2.875% 8/15/18	125,000	126,708
Citrix Systems, Inc., Convertible (b) 0.500% 4/15/19	345,000	376,481
Microsoft Corp. 3.000% 10/01/20	80,000	82,999

		700,498

Telecommunications — 0.9%
America Movil SAB de CV 5.000% 3/30/20	130,000	142,260
America Movil SAB de CV 6.125% 3/30/40	135,000	157,197
AT&T, Inc. 6.500% 9/01/37	300,000	364,492
AT&T, Inc. 6.550% 2/15/39	25,000	31,352
British Telecom PLC 9.625% 12/15/30	55,000	86,365
CenturyLink, Inc. 6.150% 9/15/19	140,000	149,800

	Principal Amount	Value
CenturyLink, Inc. 7.600% 9/15/39	$45,000	$44,438
Cisco Systems, Inc. 5.500% 1/15/40	55,000	63,854
Deutsche Telekom International Finance BV 8.750% 6/15/30	60,000	87,239
Embarq Corp. 7.082% 6/01/16	110,000	119,799
ENTEL Chile SA (b) 4.875% 10/30/24	200,000	204,982
Juniper Networks, Inc. 4.600% 3/15/21	100,000	106,551
Juniper Networks, Inc. 5.950% 3/15/41	175,000	191,230
Qwest Corp. 8.375% 5/01/16	550,000	607,660
Rogers Communications, Inc. 6.800% 8/15/18	20,000	23,417
Rogers Communications, Inc. 7.500% 8/15/38	30,000	40,464
Sprint Communications, Inc. (b) 9.000% 11/15/18	415,000	479,325
Telecom Italia Capital 6.000% 9/30/34	45,000	44,044
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	150,000	156,545
Telefonica Emisiones SAU 3.992% 2/16/16	300,000	312,177
Telefonica Emisiones SAU 5.462% 2/16/21	125,000	139,207
Telefonica Emisiones SAU 6.421% 6/20/16	93,000	101,073
Verizon Communications, Inc. (b) 2.625% 2/21/20	262,000	258,713
Verizon Communications, Inc. (b) 4.862% 8/21/46	207,000	207,586
Verizon Communications, Inc. (b) 5.012% 8/21/54	181,000	181,859
Verizon Communications, Inc. 5.150% 9/15/23	225,000	249,158
Verizon Communications, Inc. 6.550% 9/15/43	182,000	227,389
Verizon Communications, Inc. 8.750% 11/01/18	195,000	243,055
Virgin Media Finance PLC 8.375% 10/15/19	975,000	1,018,388

		6,039,619

Transportation — 0.2%
Asciano Finance (b) 3.125% 9/23/15	160,000	162,949
Asciano Finance (b) 4.625% 9/23/20	105,000	111,192

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Asciano Finance (b) 5.000% 4/07/18	$250,000	$269,330
Burlington Northern Santa Fe LLC 6.750% 3/15/29	190,000	238,586
Con-way, Inc. 7.250% 1/15/18	75,000	86,304
CSX Corp. 7.250% 5/01/27	50,000	63,217
Norfolk Southern Corp. 6.000% 5/23/2111	100,000	120,199
Ryder System, Inc. 2.550% 6/01/19	65,000	65,089
Union Pacific Corp. 4.000% 2/01/21	125,000	135,315

		1,252,181

Trucking & Leasing — 0.2%
GATX Corp. 3.500% 7/15/16	250,000	260,330
GATX Corp. 3.900% 3/30/23	95,000	96,666
GATX Corp. 4.750% 5/15/15	85,000	87,128
GATX Corp. 4.750% 6/15/22	150,000	162,155
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 3/15/16	620,000	632,606
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 6/15/19	290,000	288,365

		1,527,250

TOTAL CORPORATE DEBT (Cost $96,049,064)		100,865,575

MUNICIPAL OBLIGATIONS — 0.3%
JobsOhio Beverage System Series B 4.532% 1/01/35	325,000	338,748
San Diego County Regional Airport Authority 5.594% 7/01/43	450,000	481,478
State of California 5.950% 4/01/16	175,000	188,472
State of California BAB 7.550% 4/01/39	120,000	174,984
State of California BAB 7.600% 11/01/40	350,000	517,541
State of Illinois 5.365% 3/01/17	575,000	619,309

		2,320,532

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,198,362)		2,320,532

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.1%
Automobile ABS — 0.2%
American Credit Acceptance Receivables Trust, Series 2014-3, Class A (b) 0.990% 8/10/18	$476,514	$476,262
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A (b) 2.500% 2/20/21	230,000	227,792
Capital Automotive REIT, Series 2012-1A, Class A (b) 4.700% 7/15/42	232,438	239,808
CPS Auto Trust, Series 2014-A, Class A (b) 1.210% 8/15/18	222,396	222,105
CPS Auto Trust, Series 2012-A, Class A (b) 2.780% 6/17/19	70,392	71,466
Flagship Credit Auto Trust, Series 2013-2, Class A (b) 1.940% 1/15/19	210,636	211,655
Rental Car Finance Corp., Series 2011-1A, Class A1 (b) 2.510% 2/25/16	129,167	129,622

		1,578,710

Commercial MBS — 2.0%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.948% 2/10/51	292,615	320,259
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 6.015% 2/10/51	220,000	242,276
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.427% 2/10/51	360,000	404,119
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.470% 2/10/51	215,000	238,716
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	350,000	375,459
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	225,000	241,320
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	425,000	453,355
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	235,000	258,000

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	$275,000	$302,372
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	155,000	170,162
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.929% 9/11/38	400,000	425,505
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	195,000	192,821
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	319,000	332,314
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	225,000	246,834
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.989% 12/10/49	476,000	525,180
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	165,000	173,001
DBRR Trust, Series 2013-EZ3, Class A VRN (b) 1.636% 12/18/49	294,084	295,601
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (b) 3.386% 7/10/44	225,000	232,805
DBUBS Mortgage Trust, Series 2011-LC1A, Class B VRN (b) 5.471% 11/10/46	110,000	124,035
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM VRN 6.014% 7/10/38	215,000	229,913
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.014% 7/10/38	480,690	510,237
GS Mortgage Securities Corp., Series 2014-4R, Class AS 0.335% 1/26/34	295,000	282,639
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (b) 4.948% 1/10/45	100,000	110,023
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	725,000	771,960

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM VRN 5.466% 6/12/47	$265,000	$285,610
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	260,000	285,952
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (b) 5.200% 6/15/44	250,000	273,987
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	200,000	215,229
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	440,000	474,300
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	300,000	322,984
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	175,606	177,105
Morgan Stanley Capital I, Series 2006-HQ8, Class AM VRN 5.645% 3/12/44	275,000	289,679
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.455% 1/11/43	180,000	202,148
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	204,110	202,069
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.573% 8/15/39	200,000	207,588
VFC LLC, Series 2014-2, Class A (Acquired 7/9/14, Cost $250,000) (b) (d) 2.750% 7/20/30	197,685	197,693
VNO Mortgage Trust, Series 2013-PENN, Class A (b) 3.808% 12/13/29	240,000	251,491
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	270,000	290,189
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	295,000	310,589
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	750,000	801,871
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM VRN 5.591% 4/15/47	200,000	217,292

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 6.140% 2/15/51	$189,874	$205,089
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 6.140% 2/15/51	235,000	256,665
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	73,689	76,626
Wells Fargo Reremic Trust, Series 2012-IO, Class A (b) 1.750% 8/20/21	122,603	122,659
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (b) 3.240% 3/15/44	175,000	180,139
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	200,000	206,096
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	190,000	198,375

		13,710,331

Home Equity ABS — 0.8%
Aames Mortgage Investment Trust, Series 2005-1, Class M4 FRN 1.280% 6/25/35	196,046	187,781
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.880% 1/25/35	362,171	341,882
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.425% 8/25/35	101,849	100,985
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.895% 11/25/34	21,890	21,879
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.815% 6/25/35	96,229	95,348
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.830% 2/25/35	63,863	63,255
Bayview Financial Mortgage Pass-Through Trust, Series 2005-B, Class M1 FRN 0.602% 4/28/39	230,000	225,411
Bear Stearns Asset-Backed Securities I Trust, Series 2006-EC2, Class M1 FRN 0.555% 2/25/36	134,670	127,356
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1 FRN (b) 0.355% 11/25/45	263,053	253,224

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Series 2003-HE4, Class A FRN (b) 0.565% 12/25/33	$19,650	$19,610
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2 FRN 0.585% 7/25/35	89,504	87,069
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.605% 8/25/35	102,320	99,950
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.615% 9/25/34	42,294	42,011
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.645% 12/25/35	46,745	46,501
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.575% 5/25/36	262,280	255,601
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.605% 7/25/35	251,458	246,347
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.395% 1/25/36	110,240	106,995
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.585% 4/25/35	97,572	92,930
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.325% 8/25/36	89,014	87,880
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.815% 10/25/35	57,928	57,651
JP Morgan Mortgage Acquisition Corp., Series 2005-FLD1, Class M2 FRN 0.890% 7/25/35	108,875	108,083
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (b) 0.935% 12/25/32	106,541	105,709
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.435% 8/25/45	2,395	2,395
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.950% 2/25/35	270,497	259,164
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.980% 6/25/35	345,587	332,586
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.875% 3/25/35	295,000	273,581

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.887% 6/28/35	$317,378	$312,809
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (b) 0.917% 6/28/35	220,000	204,367
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.905% 7/25/35	213,782	211,634
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.625% 5/25/35	8,680	8,643
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.415% 9/25/35	131,221	130,756
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.535% 8/25/35	135,888	134,100
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.655% 3/25/35	124,444	122,614
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.405% 1/25/36	1,328	1,327
Residential Asset Securities Corp., Series 2005-EMX4, Class M1 FRN 0.585% 11/25/35	243,364	237,997
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.495% 3/25/36	20,414	20,406
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.515% 8/25/35	81,542	81,136

		5,106,973

Other ABS — 2.1%
321 Henderson Receivables LLC, Series 2005-1A, Class A1 FRN (b) 0.384% 11/15/40	157,289	150,039
321 Henderson Receivables LLC, Series 2014-2A, Class A (b) 3.610% 6/15/46	280,000	278,639
AIMCO CLO Ltd., Series 2014-AA, Class A FRN (b) 1.763% 7/20/26	360,000	360,719
Alterna Funding I LLC, Series 2014-1A, Class NOTE (b) 1.639% 2/15/21	292,428	291,697
Apidos CLO XV, Series 2013-15A, Class A1 FRN (b) 1.584% 10/20/25	500,000	497,270

	Principal Amount	Value
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (b) 4.277% 9/05/44	$380,000	$376,387
ARL Second LLC, Series 2014-1A, Class A1 (b) 2.920% 6/15/44	204,597	203,655
Avery Point CLO Ltd., Series 2014-5A, Class A FRN (b) 1.696% 7/17/26	350,000	349,607
Avery Point III CLO Ltd., Series 2013-3A, Class A FRN (b) 1.634% 1/18/25	250,000	248,840
BCC Funding VIII LLC, Series 2014-1A, Class A (b) 1.794% 6/20/20	174,616	174,354
Birchwood Park CLO Ltd., Series 2014-1A, Class A FRN (b) 1.674% 7/15/26	345,000	344,997
BlueMountain CLO Ltd., Series 2013-2A, Class A FRN (b) 1.432% 1/22/25	250,000	247,221
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (b) 1.753% 4/17/25	555,000	555,425
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	151,513	154,012
CLI Funding LLC, Series 2006-1A, Class A FRN (b) 0.334% 8/18/21	69,582	69,389
Consumers Securitization Funding LLC, Series 2014-A, Class A2 2.962% 11/01/25	190,000	190,593
Diamond Resorts Owner Trust, Series 2013-2, Class A (b) 2.270% 5/20/26	303,353	304,572
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	449,306	473,325
Eaton Vance CLO, Series 2014-1A, Class A FRN (b) 1.685% 7/15/26	450,000	449,503
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	421,410	420,685
Global Container Assets Ltd., Series 2013-1A, Class A1 (b) 2.200% 11/05/28	243,734	245,200
Global SC Finance II SRL, Series 2014-1A, Class A1 (b) 3.190% 7/17/29	245,833	244,078
Global SC Finance II SRL, Series 2013-2A, Class A (b) 3.670% 11/17/28	242,917	246,997

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (b) 1.384% 4/25/25	$565,000	$557,918
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (b) 2.406% 6/02/17	250,000	253,850
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	147,236	148,025
Horizon Funding Trust, Series 2013-1A, Class A (b) 3.000% 5/15/18	132,211	132,624
Icon Brand Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	183,095	183,633
Icon Brand Holdings LLC, Series 2013-1A, Class A (b) 4.352% 1/25/43	161,270	160,886
ING Investment Management CLO Ltd., Series 2012-3A, Class A FRN (b) 1.684% 10/15/22	250,000	249,982
ING Investment Management CLO Ltd., Series 2013-3A, Class A1 FRN (b) 1.684% 1/18/26	260,000	259,831
LCM Ltd., Series 10AR, Class AR FRN (b) 1.494% 4/15/22	500,000	499,992
LCM Ltd., Series 16A, Class A FRN (b) 1.758% 7/15/26	460,000	460,162
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (b) 1.682% 7/20/26	465,000	464,648
New York City Tax Lien, Series 2012-AA, Class A (b) 1.230% 11/10/25	38,165	38,128
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A FRN (b) 1.354% 4/20/25	355,000	350,024
OHA Loan Funding Ltd., Series 2013-1A, Class A FRN (b) 1.483% 7/23/25	270,000	267,547
Orange Lake Timeshare Trust, Series 2014-AA, Class A (b) 2.290% 7/09/29	116,991	116,974
Race Point VIII CLO Ltd., Series 2013-8A, Class A FRN (b) 1.482% 2/20/25	250,000	247,941
Race Point VIII CLO Ltd., Series 2012-7A, Class A FRN (b) 1.645% 11/08/24	250,000	249,548
Sierra Receivables Funding Co. LLC, Series 2012-3A, Class A (b) 1.870% 8/20/29	234,034	235,184

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	$92,755	$94,345
Sierra Receivables Funding Co. LLC, Series 2011-1A, Class A (b) 3.350% 4/20/26	106,060	108,474
Sonic Capital LLC, Series 2011-1A, Class A2 (b) 5.438% 5/20/41	199,812	212,931
SpringCastle America Funding LLC, Series 2014-AA, Class A (b) (c) 2.700% 5/25/23	600,000	599,961
Springleaf Funding Trust, Series 2013-AA, Class A (b) 2.580% 9/15/21	225,000	226,588
Structured Receivables Finance LLC, Series 2010-B, Class A (b) 3.730% 8/15/36	144,943	149,935
SVO VOI Mortgage LLC, Series 2012-AA, Class A (b) 2.000% 9/20/29	285,154	283,576
TAL Advantage LLC, Series 2006-1A FRN (b) 0.376% 4/20/21	205,833	204,012
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (b) 2.554% 10/15/15	315,000	317,402
Trinity Rail Leasing LP, Series 2004-1A, Class A (b) 5.270% 8/14/27	104,234	110,167
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	124,570	130,725

		14,192,217

Student Loans ABS — 0.9%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.365% 8/25/26	44,833	44,678
Access Group, Inc., Series 2003-A, Class A3 FRN 1.225% 7/01/38	343,789	316,079
Access Group, Inc., Series 2008-1, Class A FRN 1.534% 10/27/25	379,337	382,515
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.657% 1/25/47	350,000	294,000
EdLinc Student Loan Funding Trust, Series 2012-1, Class B FRN (b) 4.395% 11/26/40	270,000	300,482
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.394% 12/15/22	7,832	7,828

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.654% 6/15/43	$500,000	$498,750
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.656% 6/15/43	200,000	196,720
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.892% 6/15/43	150,000	141,486
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.355% 11/25/26	176,045	175,302
Goal Capital Funding Trust, Series 2007-1, Class C1 FRN 0.634% 6/25/42	132,355	131,430
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.535% 10/28/41	219,539	218,786
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1 FRN 0.871% 10/25/35	295,535	296,070
Navient Student Loan Trust, Series 2014-1, Class B FRN 1.655% 6/25/48	220,000	213,206
Nelnet Student Loan Trust, Series 2005-4, Class A4R2 FRN 3/22/32	200,000	187,430
Nelnet Student Loan Trust, Series 2006-3, Class B FRN 0.484% 6/25/41	167,050	150,090
Nelnet Student Loan Trust, Series 2014-6A, Class A FRN (b) 0.801% 11/25/47	595,036	591,862
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 0.955% 4/25/46	116,846	117,840
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.448% 5/28/26	70,001	69,913
Panhandle-Plains Student Finance Corp., Series 2001-A2 1.656% 12/01/31	300,000	288,720
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.404% 7/15/36	701,695	697,240
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.534% 7/15/36	125,000	118,763
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 0.304% 12/15/16	100,000	99,969

	Principal Amount	Value
SLM Student Loan Trust, Series 2002-7, Class A10 FRN 2.640% 3/15/28	$190,000	$190,000
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 2.640% 6/17/30	350,000	350,000
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.654% 6/17/30	50,000	48,550
South Carolina Student Loan Corp., Series 2014-1, Class A2 FRN 1.168% 1/03/33	290,000	288,685

		6,416,394

WL Collateral CMO — 0.1%
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	30,108	29,666
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.900% 9/25/33	7,805	7,084
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.390% 8/25/34	22,103	20,846
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.515% 7/25/35	13,705	13,548
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.371% 8/25/34	82,039	69,877
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.405% 8/25/36	75,951	70,125
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.230% 2/25/34	10,251	9,515
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.369% 7/25/33	5,600	5,592
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.374% 2/25/34	273	274
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.568% 3/25/34	56,898	56,796
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.515% 4/25/44	121,509	123,040

		406,363

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.405% 11/25/37	125,393	123,913

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.747% 6/25/32	$33,356	$32,427

		156,340

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $41,204,573)		41,567,328

SOVEREIGN DEBT OBLIGATIONS — 0.4%
Brazilian Government International Bond 4.875% 1/22/21	100,000	106,300
Mexico Government International Bond 4.750% 3/08/44	360,000	357,300
Peruvian Government International Bond 6.550% 3/14/37	95,000	119,700
Poland Government International Bond 6.375% 7/15/19	230,000	270,250
Province of Quebec Canada 2.625% 2/13/23	442,000	433,320
Province of Quebec Canada 7.500% 9/15/29	90,000	127,492
Republic of Brazil International Bond 5.625% 1/07/41	305,000	314,913
Republic of Turkey International Bond 3.250% 3/23/23	200,000	180,000
Republic of Turkey International Bond 4.875% 4/16/43	81,000	73,062
Republic of Turkey International Bond 6.750% 4/03/18	145,000	160,588
United Mexican States 5.125% 1/15/20	200,000	222,000
United Mexican States 6.750% 9/27/34	160,000	203,200

		2,568,125

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,474,445)		2,568,125

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 9.8%
Collateralized Mortgage Obligations — 0.7%
Fannie Mae Benchmark REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	216,837	237,650
Federal Home Loan Mortgage Corp.
Series 4303, Class AP 3.000% 8/15/43	939,796	964,863
Series 4290, Class CA 3.500% 12/15/38	499,724	520,661
Series 2617, Class Z 5.500% 5/15/33	509,429	569,842

	Principal Amount	Value
Series 2693, Class Z 5.500% 10/15/33	$872,959	$965,383
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	289,987	306,258
Series 2014-48, Class AB 4.000% 10/25/40	727,308	774,084
Series 2010-60, Class HJ 5.500% 5/25/40	197,455	218,502
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	189,894	213,832

		4,771,075

Pass-Through Securities — 9.1%
Federal Home Loan Mortgage Corp. Pool #E85346 6.000% 9/01/16	7,775	8,116
Pool #E85389 6.000% 9/01/16	4,413	4,591
Pool #E85542 6.000% 10/01/16	10,487	10,929
Pool #G11431 6.000% 2/01/18	9,022	9,471
Pool #E85089 6.500% 8/01/16	30,409	31,772
Pool #E85301 6.500% 9/01/16	18,051	18,826
Pool #C55867 7.500% 2/01/30	94,105	110,301
Pool #C01079 7.500% 10/01/30	12,270	14,595
Pool #C01135 7.500% 2/01/31	36,365	43,211
Pool #C00470 8.000% 8/01/26	24,349	28,879
Pool #G00924 8.000% 3/01/28	30,538	36,162
Pool #554904 9.000% 3/01/17	196	210
Federal National Mortgage Association Pool #725692 2.271% 10/01/33 FRN	115,799	122,670
Pool #888586 2.341% 10/01/34 FRN	196,273	208,482
Pool #890564 3.000% 6/01/43	746,791	740,694
Pool #AO8629 3.500% 7/01/42	1,201,567	1,230,715
Pool #AP6609 3.500% 9/01/42	447,426	457,860
Pool #AR8708 3.500% 4/01/43	235,926	240,690

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AT0998 3.500% 4/01/43	$1,182,428	$1,206,308
Pool #AT4050 3.500% 5/01/43	307,232	313,436
Pool #MA1463 3.500% 6/01/43	770,522	786,083
Pool #587994 6.000% 6/01/16	12,391	12,843
Pool #564594 7.000% 1/01/31	12,395	14,351
Pool #572844 7.000% 4/01/31	26,625	31,021
Pool #253795 7.000% 5/01/31	97,540	113,453
Pool #499386 7.500% 9/01/29	2,426	2,871
Pool #521006 7.500% 12/01/29	750	890
Pool #522769 7.500% 12/01/29	75	89
Pool #252981 7.500% 1/01/30	12,439	14,730
Pool #524874 7.500% 2/01/30	664	720
Pool #531196 7.500% 2/01/30	1,145	1,361
Pool #530520 7.500% 3/01/30	13,346	15,776
Pool #524317 7.500% 3/01/30	5,220	6,144
Pool #530299 7.500% 3/01/30	326	382
Pool #253183 7.500% 4/01/30	5,196	6,157
Pool #253265 7.500% 5/01/30	4,060	4,786
Pool #536999 8.000% 3/01/30	137	164
Pool #526380 8.000% 5/01/30	6,688	8,103
Pool #536949 8.000% 5/01/30	3,006	3,649
Pool #535351 8.000% 6/01/30	5,212	6,294
Pool #253481 8.000% 10/01/30	3,905	4,727
Pool #190317 8.000% 8/01/31	1,575	1,903
Pool #596656 8.000% 8/01/31	1,629	1,860
Pool #602008 8.000% 8/01/31	5,508	6,675

	Principal Amount	Value
Federal National Mortgage Association TBA Pool #6560 2.500% 9/01/27 (c)	$12,550,000	$12,617,652
Pool #9768 3.000% 9/01/42 (c)	9,750,000	9,609,082
Pool #17115 3.500% 5/01/42 (c)	2,825,000	2,887,017
Pool #18388 4.000% 2/01/42 (c)	3,925,000	4,136,275
Pool #21133 4.500% 3/01/40 (c)	6,425,000	6,932,475
Government National Mortgage Association Pool #783896 3.500% 5/15/44	1,005,000	1,041,313
Pool #359587 7.000% 6/15/23	655	737
Pool #337539 7.000% 7/15/23	1,047	1,192
Pool #363066 7.000% 8/15/23	12,198	13,905
Pool #354674 7.000% 10/15/23	10,042	11,380
Pool #362651 7.000% 10/15/23	21,219	23,883
Pool #368814 7.000% 10/15/23	4,913	5,564
Pool #371967 7.000% 11/15/23	794	909
Pool #352021 7.000% 11/15/23	6,427	7,335
Pool #591581 7.000% 8/15/32	15,653	18,480
Pool #205884 7.500% 5/15/17	16,818	17,864
Pool #213760 7.500% 6/15/17	4,200	4,470
Government National Mortgage Association II Pool #82488 1.625% 3/20/40 FRN	211,222	218,830
Pool #82462 3.500% 1/20/40 FRN	167,284	175,662
Pool #G2MA2149 4.000% 8/20/44	4,490,686	4,773,459
Government National Mortgage Association TBA Pool #548 3.000% 11/01/42 (c)	4,000,000	4,025,938
Pool #1367 4.000% 10/01/42 (c)	4,950,000	5,250,480

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #1523 4.500% 12/01/40 (c)	$3,400,000	$3,688,203

		61,345,055

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $66,261,276)		66,116,130

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Bonds & Notes — 2.2%
U.S. Treasury Bond 2.750% 8/15/42	510,000	467,236
U.S. Treasury Bond 2.875% 5/15/43	280,000	262,223
U.S. Treasury Bond 3.375% 5/15/44	1,755,000	1,811,113
U.S. Treasury Bond 4.500% 2/15/36	1,550,000	1,913,147
U.S. Treasury Inflation Index 0.375% 7/15/23	2,252,316	2,227,858
U.S. Treasury Note 1.000% 9/15/17	4,150,000	4,143,191
U.S. Treasury Note (e) (f) 1.625% 4/30/19	3,110,000	3,098,337
U.S. Treasury Note 2.375% 8/15/24	770,000	761,097

		14,684,202

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,582,681)		14,684,202

TOTAL BONDS & NOTES (Cost $222,770,401)		228,121,892

	Notional Amount
PURCHASED OPTIONS — 0.0%
Financial — 0.0%
Diversified Financial — 0.0%
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 04/25/16, Strike 2.50 (OTC — Credit Suisse International, receive fixed rate); Underlying swap terminates 4/27/26	$17,900,000	196,366

TOTAL PURCHASED OPTIONS (Cost $314,078)		196,366

TOTAL LONG-TERM INVESTMENTS (Cost $509,383,860)		674,484,722

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 7.9%
Commercial Paper — 7.6%
Agrium, Inc. 0.350% 12/16/14	$2,647,000	$2,645,044
Discovery Communication, LLC (b) 0.310% 10/08/14	1,561,000	1,560,906
Enbridge (US), Inc. (b) 0.300% 10/10/14	2,830,000	2,829,788
FMC Corp. 0.250% 10/01/14	5,000,000	5,000,000
Glencore Funding LLC (b) 0.420% 10/16/14	5,000,000	4,999,125
Hewlett-Packard Co. (b) 0.360% 10/28/14	4,979,000	4,977,656
Holcim US Finance SARL & Cie (b) 0.380% 11/12/14	2,200,000	2,199,025
Marriott International, Inc. (b) 0.320% 11/04/14	3,924,000	3,922,814
National Grid USA (b) 0.350% 11/24/14	4,062,000	4,059,867
Noble Corp. (b) 0.280% 10/07/14	4,061,000	4,060,810
Plains Midstream (b) 0.260% 10/03/14	4,411,000	4,410,936
Vodafone Group PLC (b) 0.499% 6/01/15	2,000,000	1,993,385
WPP CP LLC (b) 0.540% 12/10/14	4,000,000	3,995,800
Xcel Energy, Inc. (b) 0.509% 10/14/14	4,780,000	4,779,137

		51,434,293

Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (g)	913,654	913,654

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/14	18,732	18,732

U.S. Treasury Bills — 0.2%
U.S. Treasury Bill 0.000% 1/08/15	1,000,000	999,863

TOTAL SHORT-TERM INVESTMENTS (Cost $53,366,542)		53,366,542

TOTAL INVESTMENTS — 107.6% (Cost $562,750,402) (h)		727,851,264

Other Assets/(Liabilities) — (7.6)%		(51,677,599)

NET ASSETS — 100.0%		$676,173,665

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to a value of $82,953,025 or 12.27% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2014, these securities amounted to a value of $197,693 or 0.03% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	Maturity value of $913,654. Collateralized by U.S. Government Agency obligations with a rate of 3.246%, maturity dates of 5/01/41, and an aggregate market value, including accrued interest, of $934,021.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Basic Materials — 2.2%
Chemicals — 1.7%
E.I. du Pont de Nemours & Co.	85,692	$6,149,258
LyondellBasell Industries NV Class A	41,740	4,535,469
Potash Corp. of Saskatchewan, Inc.	94,713	3,273,281

		13,958,008

Mining — 0.5%
Vulcan Materials Co.	75,884	4,570,493

		18,528,501

Communications — 9.7%
Advertising — 0.7%
Omnicom Group, Inc.	78,887	5,432,159

Internet — 1.9%
AOL, Inc. (a)	106,246	4,775,758
Liberty Interactive Corp. Class A (a)	176,814	5,042,735
Symantec Corp.	268,130	6,303,736

		16,122,229

Media — 3.3%
Comcast Corp. Class A	185,547	9,978,718
DISH Network Corp. Class A (a)	37,200	2,402,376
Liberty Global PLC Series A (a)	89,794	3,819,837
Viacom, Inc. Class B	68,191	5,246,615
The Walt Disney Co.	70,930	6,314,898

		27,762,444

Telecommunications — 3.8%
Cisco Systems, Inc.	195,947	4,931,986
Knowles Corp. (a) (b)	119,792	3,174,488
Motorola Solutions, Inc.	80,779	5,111,695
Verizon Communications, Inc.	289,011	14,447,660
Vodafone Group PLC Sponsored ADR (United Kingdom)	135,672	4,462,252

		32,128,081

		81,444,913

Consumer, Cyclical — 8.6%
Airlines — 1.0%
Delta Air Lines, Inc.	230,500	8,332,575

Auto Manufacturers — 1.1%
Daimler AG	38,530	2,939,454
Ford Motor Co.	99,010	1,464,358
General Motors Co.	146,226	4,670,458

		9,074,270

Automotive & Parts — 0.6%
Johnson Controls, Inc.	122,900	5,407,600

	Number of Shares	Value
Entertainment — 0.3%
Cinemark Holdings, Inc.	66,740	$2,271,830

Household Products — 0.6%
Reckitt Benckiser Group PLC Sponsored ADR (United Kingdom) (b)	275,830	4,796,684

Housewares — 0.3%
Newell Rubbermaid, Inc.	71,060	2,445,174

Leisure Time — 0.6%
Royal Caribbean Cruises Ltd.	72,310	4,865,740

Lodging — 0.4%
MGM Resorts International (a)	137,170	3,124,732

Retail — 3.7%
AutoNation, Inc. (a)	57,072	2,871,292
Costco Wholesale Corp.	23,060	2,889,879
CVS Health Corp.	66,205	5,269,256
Family Dollar Stores, Inc. (b)	66,595	5,143,798
The Gap, Inc.	66,980	2,792,396
Kohl’s Corp.	24,390	1,488,522
Lowe’s Cos., Inc.	109,491	5,794,264
Macy’s, Inc.	15,640	909,935
Ross Stores, Inc.	15,510	1,172,246
Walgreen Co.	49,570	2,938,014

		31,269,602

		71,588,207

Consumer, Non-cyclical — 19.4%
Agriculture — 1.5%
Lorillard, Inc.	118,810	7,117,907
Philip Morris International, Inc.	61,362	5,117,591

		12,235,498

Beverages — 1.2%
PepsiCo, Inc.	107,906	10,044,969

Biotechnology — 0.4%
Amgen, Inc.	25,210	3,540,997

Commercial Services — 0.3%
Apollo Education Group, Inc. (a)	89,760	2,257,464

Foods — 1.3%
ConAgra Foods, Inc.	51,970	1,717,089
Kraft Foods Group, Inc.	71,370	4,025,268
Mondelez International, Inc. Class A	147,150	5,042,094

		10,784,451

Health Care – Products — 1.2%
Baxter International, Inc.	60,720	4,357,875
Covidien PLC	65,075	5,629,638

		9,987,513

Health Care – Services — 3.3%
HCA Holdings, Inc. (a)	115,101	8,116,923

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Thermo Fisher Scientific, Inc.	43,980	$5,352,366
UnitedHealth Group, Inc.	161,609	13,938,776

		27,408,065

Pharmaceuticals — 10.2%
Actavis PLC (a)	18,718	4,516,279
Bristol-Myers Squibb Co.	109,674	5,613,115
Cardinal Health, Inc.	123,380	9,243,630
Eli Lilly & Co.	113,720	7,374,742
Gilead Sciences, Inc. (a)	25,770	2,743,216
Merck & Co., Inc.	249,521	14,791,605
Pfizer, Inc.	299,887	8,867,659
Roche Holding AG Sponsored ADR (Switzerland) (b)	192,180	7,108,738
Sanofi ADR (France)	297,220	16,772,125
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	161,007	8,654,126

		85,685,235

		161,944,192

Energy — 11.4%
Oil & Gas — 8.2%
Anadarko Petroleum Corp.	61,530	6,241,603
BP PLC Sponsored ADR (United Kingdom)	110,190	4,842,850
Chevron Corp.	70,171	8,372,804
Cobalt International Energy, Inc. (a)	143,126	1,946,514
Hess Corp.	51,237	4,832,674
Marathon Oil Corp.	162,796	6,119,502
Noble Energy, Inc.	76,520	5,230,907
Occidental Petroleum Corp.	67,360	6,476,664
Phillips 66	44,220	3,595,528
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	69,568	5,296,212
Suncor Energy, Inc.	342,030	12,364,384
Valero Energy Corp.	67,606	3,128,130

		68,447,772

Oil & Gas Services — 2.5%
National Oilwell Varco, Inc.	127,102	9,672,462
Schlumberger Ltd.	93,278	9,485,440
Transocean Ltd. (b)	48,440	1,548,627

		20,706,529

Pipelines — 0.7%
Enbridge, Inc.	122,280	5,854,766

		95,009,067

Financial — 24.4%
Banks — 7.2%
Bank of America Corp.	675,997	11,525,749
Capital One Financial Corp.	96,900	7,908,978
Fifth Third Bancorp	284,213	5,689,944
KeyCorp	319,150	4,254,270

	Number of Shares	Value
PNC Financial Services Group, Inc.	75,088	$6,426,031
State Street Corp.	102,659	7,556,729
U.S. Bancorp	128,000	5,354,240
Wells Fargo & Co.	154,550	8,016,508
Zions Bancorp	114,596	3,330,160

		60,062,609

Diversified Financial — 10.0%
Ameriprise Financial, Inc.	48,416	5,973,566
The Charles Schwab Corp.	140,740	4,136,349
Citigroup, Inc.	427,109	22,132,788
CME Group, Inc.	24,210	1,935,711
Discover Financial Services	102,351	6,590,381
FNF Group	136,165	3,777,217
The Goldman Sachs Group, Inc.	47,520	8,723,246
Invesco Ltd.	81,680	3,224,726
JP Morgan Chase & Co.	181,556	10,936,934
Legg Mason, Inc.	85,206	4,359,139
Morgan Stanley	276,810	9,569,322
Navient Corp.	120,944	2,141,918

		83,501,297

Insurance — 6.0%
Aflac, Inc.	43,320	2,523,390
The Allstate Corp.	93,030	5,709,251
American International Group, Inc.	254,820	13,765,377
Aon PLC	50,830	4,456,266
MetLife, Inc.	240,645	12,927,449
Sun Life Financial, Inc. (b)	48,720	1,767,074
The Travelers Cos., Inc.	44,195	4,151,678
Unum Group	153,489	5,276,952

		50,577,437

Real Estate Investment Trusts (REITS) — 1.2%
CBS Outdoor Americas, Inc.	25,051	750,027
Public Storage	23,200	3,847,488
Weyerhaeuser Co.	168,267	5,360,987

		9,958,502

		204,099,845

Industrial — 11.3%
Aerospace & Defense — 0.7%
Northrop Grumman Corp.	47,387	6,243,711

Building Materials — 0.4%
Louisiana-Pacific Corp. (a)	268,530	3,649,323

Electrical Components & Equipment — 0.3%
Schneider Electric SE	147,470	2,248,180

Electronics — 0.7%
TE Connectivity Ltd.	98,210	5,430,031

Engineering & Construction — 0.5%
ABB Ltd. Sponsored ADR (Switzerland) (b)	200,032	4,482,717

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.6%
Waste Management, Inc.	96,860	$4,603,756

Machinery – Construction & Mining — 1.3%
Caterpillar, Inc.	41,980	4,157,279
Ingersoll-Rand PLC	66,877	3,769,188
Terex Corp.	93,671	2,975,928

		10,902,395

Machinery – Diversified — 0.4%
Deere & Co. (b)	41,457	3,399,059

Manufacturing — 4.3%
Danaher Corp.	63,308	4,810,142
Eaton Corp. PLC	203,228	12,878,558
Honeywell International, Inc.	53,812	5,010,973
Illinois Tool Works, Inc.	75,530	6,376,243
Parker Hannifin Corp.	41,973	4,791,218
Siemens AG Sponsored ADR (Germany)	17,230	2,051,576

		35,918,710

Metal Fabricate & Hardware — 0.2%
The Timken Co.	29,270	1,240,755
TimkenSteel Corp.	11,690	543,468

		1,784,223

Packaging & Containers — 0.7%
Sealed Air Corp.	166,812	5,818,403

Transportation — 1.2%
American ExpressNorfolk Southern Corp.	54,736	6,108,538
CSX Corp.	127,200	4,078,032

		10,186,570

		94,667,078

Technology — 9.3%
Computers — 3.7%
Apple, Inc.	128,831	12,979,723
EMC Corp.	410,178	12,001,808
SanDisk Corp.	45,290	4,436,156
Synopsys, Inc. (a)	50,540	2,006,185

		31,423,872

Semiconductors — 2.4%
Avago Technologies Ltd.	25,960	2,258,520
Broadcom Corp. Class A	194,940	7,879,475
Intel Corp.	195,230	6,797,908
Microchip Technology, Inc. (b)	11,660	550,702
Micron Technology, Inc. (a)	66,086	2,264,106

		19,750,711

Software — 3.2%
CA, Inc.	75,080	2,097,735
Citrix Systems, Inc. (a)	55,960	3,992,187
Microsoft Corp.	297,723	13,802,438

	Number of Shares	Value
Oracle Corp.	181,810	$6,959,687

		26,852,047

		78,026,630

Utilities — 2.6%
Electric — 2.6%
Calpine Corp. (a)	184,500	4,003,650
Edison International	114,730	6,415,702
Entergy Corp.	32,630	2,523,278
NextEra Energy, Inc.	48,889	4,589,699
Northeast Utilities	86,796	3,845,063

		21,377,392

TOTAL COMMON STOCK (Cost $632,370,431)		826,685,825

TOTAL EQUITIES (Cost $632,370,431)		826,685,825

MUTUAL FUNDS — 2.7%
Diversified Financial — 2.7%
State Street Navigator Securities Lending Prime Portfolio (c)	22,441,948	22,441,948

TOTAL MUTUAL FUNDS (Cost $22,441,948)		22,441,948

TOTAL LONG-TERM INVESTMENTS (Cost $654,812,379)		849,127,773

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (d)	$9,464,926	9,464,926

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/14	13,301	13,301

TOTAL SHORT-TERM INVESTMENTS (Cost $9,478,227)		9,478,227

TOTAL INVESTMENTS — 102.7% (Cost $664,290,606) (e)		858,606,000

Other Assets/ (Liabilities) — (2.7)%		(22,631,563)

NET ASSETS — 100.0%		$835,974,437

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2014, was $21,930,356 or 2.62% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $9,464,928. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity dates ranging from 9/15/40 – 2/15/41, and an aggregate market value, including accrued interest, of $9,657,399.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.3%

BANK LOANS — 6.3%
Electronics — 1.4%
Kronos, Inc., 2nd Lien Term Loan 9.750% 4/30/20	$617,329	$633,534
RP Crown Parent LLC, 2nd Lien Term Loan 11.250% 12/20/19	1,500,000	1,421,790

		2,055,324

Health Care Technology — 0.9%
The TriZetto Group, Inc., Term Loan B 4.750% 5/02/18	1,103,552	1,099,413
The TriZetto Group, Inc., 2nd Lien Term Loan D 8.500% 3/28/19	320,648	322,252

		1,421,665

Oil & Gas — 3.1%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 8.750% 4/02/21	3,139,220	3,092,132
MD America Energy LLC, 2nd Lien Term Loan 9.500% 8/04/19	1,663,407	1,619,044

		4,711,176

Pharmaceuticals — 0.9%
Synarc-Biocore Holdings LLC, 2nd Lien Term Loan 9.250% 3/04/22	1,468,985	1,432,261

TOTAL BANK LOANS (Cost $9,665,043)		9,620,426

CORPORATE DEBT — 90.0%
Aerospace & Defense — 1.6%
Ducommun, Inc. 9.750% 7/15/18	1,170,000	1,265,062
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. (a) (b) 9.750% 4/01/17	750,000	-
TransDigm, Inc. (c) 6.500% 7/15/24	1,210,000	1,205,463

		2,470,525

Agriculture — 1.5%
Pinnacle Operating Corp. (c) 9.000% 11/15/20	2,204,000	2,352,770

Airlines — 1.3%
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co. (c) 6.875% 2/15/19	2,010,000	2,015,025

	Principal Amount	Value
Apparel — 1.7%
Perry Ellis International, Inc. 7.875% 4/01/19	$2,500,000	$2,525,000

Auto Manufacturers — 1.9%
Allied Specialty Vehicles, Inc. (c) 8.500% 11/01/19	2,808,000	2,927,340

Automotive & Parts — 2.8%
Accuride Corp. 9.500% 8/01/18	1,545,000	1,610,663
Cooper Tire & Rubber Co. 8.000% 12/15/19	285,000	317,775
International Automotive Components Group SA (c) 9.125% 6/01/18	1,597,000	1,684,835
Meritor, Inc., Convertible 7.875% 3/01/26	469,000	677,998

		4,291,271

Banks — 1.3%
Ally Financial, Inc. 8.000% 11/01/31	1,230,000	1,534,425
Sophia Holding Finance LP/Sophia Holding Finance, Inc. (c) 9.625% 12/01/18	460,000	464,600

		1,999,025

Building Materials — 1.9%
Headwaters, Inc. 7.250% 1/15/19	1,500,000	1,552,500
Roofing Supply Group LLC/Roofing Supply Finance, Inc. (c) 10.000% 6/01/20	1,260,000	1,323,000

		2,875,500

Chemicals — 1.9%
Cornerstone Chemical Co. (c) 9.375% 3/15/18	1,560,000	1,638,000
Omnova Solutions, Inc. 7.875% 11/01/18	1,215,000	1,236,262

		2,874,262

Coal — 2.7%
Alpha Natural Resources, Inc. (c) 7.500% 8/01/20	320,000	286,400
Murray Energy Corp. (c) 9.500% 12/05/20	253,000	278,300
Murray Energy Corp. (c) 8.625% 6/15/21	1,394,000	1,442,790
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (c) 7.375% 2/01/20	810,000	850,500
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (c) 7.375% 2/01/20	215,000	225,750

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Westmoreland Coal Co./Westmoreland Partners 10.750% 2/01/18	$1,020,000	$1,071,000

		4,154,740

Commercial Services — 3.9%
Mustang Merger Corp. (c) 8.500% 8/15/21	4,355,000	4,507,425
StoneMor Partners LP/Cornerstone Family Services of WV (c) 7.875% 6/01/21	1,385,000	1,426,550

		5,933,975

Distribution & Wholesale — 0.3%
Global Partners LP/GLP Finance Corp. (c) 6.250% 7/15/22	518,000	515,410

Diversified Financial — 1.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/01/22	1,500,000	1,500,000

Electronics — 0.4%
Rexel SA (c) 5.250% 6/15/20	567,000	569,481

Engineering & Construction — 1.0%
Weekley Homes LLC/Weekley Finance Corp. 6.000% 2/01/23	775,000	749,813
Zachry Holdings, Inc. (c) 7.500% 2/01/20	686,000	703,150

		1,452,963

Foods — 2.3%
Chiquita Brands International, Inc., Convertible 4.250% 8/15/16	1,470,000	1,470,000
Hearthside Group Holdings LLC/Hearthside Finance Co. (c) 6.500% 5/01/22	300,000	291,750
JBS Investments GmbH (c) 7.750% 10/28/20	1,600,000	1,700,000

		3,461,750

Forest Products & Paper — 2.8%
Appvion, Inc. (c) 9.000% 6/01/20	1,975,000	1,631,844
Unifrax I LLC/Unifrax Holding Co. (c) 7.500% 2/15/19	251,000	253,510
Xerium Technologies, Inc. 8.875% 6/15/18	2,308,000	2,434,940

		4,320,294

Gas — 0.5%
LBC Tank Terminals Holding Netherlands BV (c) 6.875% 5/15/23	646,000	687,990

	Principal Amount	Value
Health Care – Products — 1.0%
Alere, Inc. 6.500% 6/15/20	$1,485,000	$1,477,575

Health Care – Services — 0.7%
Tenet Healthcare Corp. 8.125% 4/01/22	1,040,000	1,141,400

Holding Company – Diversified — 0.7%
Carlson Travel Holdings, Inc. (c) 7.500% 8/15/19	1,025,000	1,035,250

Home Builders — 2.1%
Brookfield Residential Properties, Inc. (c) 6.500% 12/15/20	1,255,000	1,302,062
William Lyon Homes, Inc. 5.750% 4/15/19	460,000	451,950
William Lyon Homes, Inc. 8.500% 11/15/20	1,351,000	1,459,080

		3,213,092

Insurance — 0.6%
Onex York Acquisition Corp. (c) 8.500% 10/01/22	922,000	916,238

Leisure Time — 3.1%
Brunswick Corp. (c) 4.625% 5/15/21	495,000	481,387
Brunswick Corp. 7.375% 9/01/23	285,000	312,788
Brunswick Corp. 7.125% 8/01/27	2,245,000	2,424,600
Carlson Wagonlit BV (c) 6.875% 6/15/19	1,409,000	1,475,927

		4,694,702

Machinery – Diversified — 1.3%
Welltec A/S (c) 8.000% 2/01/19	1,412,000	1,461,420
Zebra Technologies Corp. (c) 7.250% 10/15/22	494,000	494,000

		1,955,420

Manufacturing — 3.3%
CTP Transportation Products LLC/CTP Finance, Inc. (c) 8.250% 12/15/19	675,000	720,563
EnPro Industries, Inc. (c) 5.875% 9/15/22	1,080,000	1,096,200
JB Poindexter & Co., Inc. (c) 9.000% 4/01/22	2,990,000	3,210,512

		5,027,275

Media — 5.0%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	838,000	833,810
Cogeco Cable, Inc. (c) 4.875% 5/01/20	710,000	704,675

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Entercom Radio LLC 10.500% 12/01/19	$1,000,000	$1,095,000
Harron Communications LP/Harron Finance Corp. (c) 9.125% 4/01/20	795,000	866,550
Numericable Group SA (c) 6.000% 5/15/22	475,000	478,562
Numericable Group SA (c) 6.250% 5/15/24	260,000	259,350
RCN Telecom Services LLC/RCN Capital Corp. (c) 8.500% 8/15/20	2,031,000	2,071,620
Sirius XM Radio, Inc. (c) 6.000% 7/15/24	465,000	471,975
Townsquare Radio LLC/Townsquare Radio, Inc. (c) 9.000% 4/01/19	710,000	765,025

		7,546,567

Metal Fabricate & Hardware — 0.3%
Mueller Water Products, Inc. 7.375% 6/01/17	434,000	441,053

Mining — 1.5%
Alcoa, Inc. 5.125% 10/01/24	630,000	630,818
First Quantum Minerals Ltd. (c) 7.250% 5/15/22	1,071,000	1,095,098
Hecla Mining Co. 6.875% 5/01/21	638,000	599,720

		2,325,636

Oil & Gas — 16.0%
American Energy-Woodford LLC/AEW Finance Corp. (c) 9.000% 9/15/22	1,585,000	1,470,087
American Energy-Permian Basin LLC/AEPB Finance Corp. (c) 6.741% 8/01/19	320,000	293,200
American Energy-Permian Basin LLC/AEPB Finance Corp. (c) 7.375% 11/01/21	730,000	667,950
Baytex Energy Corp. (c) 5.625% 6/01/24	850,000	816,000
California Resources Corp. (c) 6.000% 11/15/24	970,000	996,675
Calumet Specialty Products Partners LP/Calumet Finance Corp. (c) 6.500% 4/15/21	1,322,000	1,255,900
CVR Refining LLC/Coffeyville Finance, Inc. 6.500% 11/01/22	1,737,000	1,771,740
Halcon Resources Corp. 8.875% 5/15/21	590,000	581,150
Halcon Resources Corp. 9.750% 7/15/20	1,900,000	1,933,250

	Principal Amount	Value
Hilcorp Energy I LP/Hilcorp Finance Co. (c) 5.000% 12/01/24	$750,000	$721,875
Jupiter Resources, Inc. (c) 8.500% 10/01/22	1,500,000	1,331,250
Magnum Hunter Resources Corp. 9.750% 5/15/20	2,135,000	2,257,762
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC 9.250% 6/01/21	840,000	827,400
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC 10.750% 10/01/20	925,000	959,688
Millennium Offshore Services Superholdings LLC (c) 9.500% 2/15/18	1,281,000	1,357,860
Precision Drilling Corp. (c) 5.250% 11/15/24	1,050,000	1,013,250
RKI Exploration & Production LLC/RKI Finance Corp. (c) 8.500% 8/01/21	1,255,000	1,295,787
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp. 9.750% 2/15/17	1,720,000	1,737,200
Seventy Seven Energy, Inc. (c) 6.500% 7/15/22	675,000	663,188
Shelf Drilling Holdings Ltd. (c) 8.625% 11/01/18	1,217,000	1,277,850
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.500% 8/15/22	400,000	392,000
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 7.500% 7/01/21	640,000	684,800

		24,305,862

Packaging & Containers — 1.3%
Ardagh Finance Holdings SA (c) 8.625% 6/15/19	500,000	502,500
Sealed Air Corp. (c) 6.875% 7/15/33	1,580,000	1,538,525

		2,041,025

Pharmaceuticals — 2.4%
BioScrip, Inc. (c) 8.875% 2/15/21	2,049,000	2,097,664
Capsugel SA (c) 7.000% 5/15/19	410,000	408,975
Endo Finance LLC/Endo Finco, Inc. (c) 5.375% 1/15/23	1,285,000	1,227,175

		3,733,814

Real Estate — 0.2%
Forestar USA Real Estate Group, Inc. (c) 8.500% 6/01/22	276,000	282,900

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 2.0%
Chinos Intermediate Holdings A, Inc. (c) 7.750% 5/01/19	$552,000	$523,020
Landry’s, Inc. (c) 9.375% 5/01/20	930,000	983,475
The Men’s Wearhouse, Inc. (c) 7.000% 7/01/22	270,000	272,700
The Pantry, Inc. 8.375% 8/01/20	640,000	668,800
Petco Holdings, Inc. (c) 8.500% 10/15/17	605,000	614,075

		3,062,070

Savings & Loans — 2.0%
Infinity Acquisition LLC/Infinity Acquisition Finance Corp. (c) 7.250% 8/01/22	3,140,000	3,030,100

Semiconductors — 1.1%
Micron Technology, Inc. (c) 5.500% 2/01/25	1,650,000	1,617,000

Software — 1.0%
Audatex North America, Inc. (c) 6.000% 6/15/21	915,000	937,875
Audatex North America, Inc. (c) 6.125% 11/01/23	525,000	538,125

		1,476,000

Storage & Warehousing — 1.8%
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp. (c) 6.500% 4/01/19	3,200,000	2,800,000

Telecommunications — 5.6%
Altice Financing SA (c) 6.500% 1/15/22	875,000	896,875
Altice Finco SA (c) 8.125% 1/15/24	815,000	872,050
Altice SA (c) 7.750% 5/15/22	1,210,000	1,249,325
DigitalGlobe, Inc. (c) 5.250% 2/01/21	600,000	576,000
Frontier Communications Corp. 7.625% 4/15/24	1,100,000	1,141,250
Sprint Corp. (c) 7.125% 6/15/24	330,000	332,475
Sprint Corp. (c) 7.250% 9/15/21	745,000	775,731
Sprint Corp. (c) 7.875% 9/15/23	1,460,000	1,547,600
West Corp. (c) 5.375% 7/15/22	1,270,000	1,171,575

		8,562,881

	Principal Amount	Value
Transportation — 6.2%
Era Group, Inc. 7.750% 12/15/22	$2,000,000	$2,100,000
The Kenan Advantage Group, Inc. (c) 8.375% 12/15/18	3,190,000	3,329,562
Quality Distribution LLC/QD Capital Corp. 9.875% 11/01/18	724,000	760,200
Topaz Marine SA (c) 8.625% 11/01/18	1,709,000	1,769,157
Watco Cos. LLC/Watco Finance Corp. (c) 6.375% 4/01/23	1,531,000	1,538,655

		9,497,574

TOTAL CORPORATE DEBT (Cost $136,434,301)		137,110,755

TOTAL BONDS & NOTES (Cost $146,099,344)		146,731,181

TOTAL LONG-TERM INVESTMENTS (Cost $146,099,344)		146,731,181

SHORT-TERM INVESTMENTS — 3.1%
Time Deposits — 3.1%
Euro Time Deposit 0.010% 10/01/14	4,677,550	4,677,550

TOTAL SHORT-TERM INVESTMENTS (Cost $4,677,550)		4,677,550

TOTAL INVESTMENTS — 99.4% (Cost $150,776,894) (d)		151,408,731

Other Assets/(Liabilities) — 0.6%		952,372

NET ASSETS — 100.0%		$152,361,103

Notes to Portfolio of Investments

(a)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2014, these securities amounted to a value of $0 or 0.00% of net assets.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2014, these securities amounted to a value of $0 or 0.00% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to a value of $92,482,283 or 60.70% of net assets.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 151.2%

CORPORATE DEBT — 4.3%
Auto Manufacturers — 0.4%
Nissan Motor Acceptance Corp. FRN (a) 0.784% 3/03/17	$1,400,000	$1,404,693

Banks — 0.9%
Deutsche Bank AG FRN 0.844% 2/13/17	2,250,000	2,261,052
First Horizon National Corp. 5.375% 12/15/15	390,000	408,751
The Huntington National Bank FRN 0.658% 4/24/17	935,000	935,593

		3,605,396

Commercial Services — 1.2%
Equifax, Inc. 4.450% 12/01/14	5,000,000	5,007,335

Computers — 0.2%
Hewlett-Packard Co. 2.650% 6/01/16	800,000	821,783

Diversified Financial — 0.7%
Ford Motor Credit Co. LLC 12.000% 5/15/15	800,000	856,568
The Goldman Sachs Group, Inc. FRN 0.858% 6/04/17	1,875,000	1,888,146

		2,744,714

Oil & Gas — 0.5%
Petrobras Global Finance BV FRN 2.595% 3/17/17	1,230,000	1,243,727
Transocean, Inc. 4.950% 11/15/15	825,000	856,737

		2,100,464

Real Estate Investment Trusts (REITS) — 0.3%
DDR Corp. 9.625% 3/15/16	950,000	1,066,427

Telecommunications — 0.1%
GTP Acquisition Partners I LLC (a) 4.347% 6/15/41	520,000	531,085

TOTAL CORPORATE DEBT (Cost $12,363,401)		17,281,897

MUNICIPAL OBLIGATIONS — 0.1%
Municipal — 0.1%
Louisiana State Public Facilities Authority FRN 0.134% 4/26/27	387,740	392,013

TOTAL MUNICIPAL OBLIGATIONS (Cost $387,740)		392,013

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.2%
Automobile ABS — 11.4%
American Credit Acceptance Receivables Trust, Series 2014-2, Class A (a) 0.990% 10/10/17	$338,719	$338,391
American Credit Acceptance Receivables Trust, Series 2014-3, Class A (a) 0.990% 8/10/18	857,725	857,271
American Credit Acceptance Receivables Trust, Series 2014-1, Class A (a) 1.140% 3/12/18	680,357	680,804
American Credit Acceptance Receivables Trust, Series 2013-2, Class A (a) 1.320% 2/15/17	403,587	404,233
American Credit Acceptance Receivables Trust, Series 2013-1, Class A (a) 1.450% 4/16/18	458,719	460,155
American Credit Acceptance Receivables Trust, Series 2012-3, Class A (a) 1.640% 11/15/16	106,191	106,389
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (a) 1.890% 7/15/16	90,800	90,865
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A2B FRN 0.475% 4/09/18	1,200,000	1,200,038
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class A2 0.570% 7/10/17	452,340	452,074
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2 0.740% 11/08/16	281,823	281,998
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class C 3.340% 4/08/16	245,478	246,920
ARI Fleet Lease Trust, Series 2013-A, Class A2 (a) 0.700% 12/15/15	173,502	173,580
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.704% 3/15/20	161,394	161,523
California Republic Auto Receivables Trust, Series 2014-3, Class A2 0.630% 6/15/17	1,000,000	999,719
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	621,785	623,900
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (a) 1.410% 9/17/18	945,098	949,280
Capital Auto Receivables Asset Trust, Series 2014-3, Class A1 FRN 0.474% 2/21/17	965,000	965,031

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Capital Auto Receivables Asset Trust, Series 2014-1, Class A1B FRN 0.504% 5/20/16	$1,435,000	$1,435,404
CarNow Auto Receivables Trust, Series 2014-1A, Class A (a) 0.960% 1/17/17	1,800,000	1,799,473
CarNow Auto Receivables Trust, Series 2013-1A, Class A (a) 1.160% 10/16/17	166,160	166,154
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	507,956	505,353
CFC LLC, Series 2014-1A, Class A (a) 1.460% 12/17/18	448,200	448,021
CFC LLC, Series 2013-1A, Class A (a) 1.650% 7/17/17	101,306	101,513
CFC LLC, Series 2013-2A, Class A (a) 1.750% 11/15/17	469,819	471,299
Chesapeake Funding LLC, Series 2012-2A, Class A FRN (a) 0.606% 5/07/24	586,320	587,009
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.906% 11/07/23	393,875	394,959
CPS Auto Trust, Series 2014-B, Class A (a) 1.110% 11/15/18	905,247	902,377
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	388,182	387,675
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	900,000	897,358
CPS Auto Trust, Series 2012-D, Class A (a) 1.480% 3/16/20	358,054	358,926
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	864,351	866,198
CPS Auto Trust, Series 2013-C, Class A (a) 1.640% 4/16/18	623,992	626,221
CPS Auto Trust, Series 2012-C, Class A (a) 1.820% 12/16/19	401,814	405,054
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	807,987	809,891
CPS Auto Trust, Series 2012-A, Class A (a) 2.780% 6/17/19	274,025	278,206
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	364,570	371,493

	Principal Amount	Value
CPS Auto Trust, Series 2010-PG5, Class A (a) 9.250% 1/15/18	$417,297	$420,627
Credit Acceptance Auto Loan Trust, Series 2013-1A, Class A (a) 1.210% 10/15/20	1,185,000	1,186,474
Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A (a) 1.520% 3/16/20	1,060,000	1,063,343
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	840,000	839,874
DT Auto Owner Trust, Series 2014-1A, Class A (a) 0.660% 7/17/17	496,273	496,271
DT Auto Owner Trust, Series 2013-2A, Class A (a) 0.810% 9/15/16	452,002	452,140
Enterprise Fleet Financing LLC, Series 2012-2, Class A2 (a) 0.720% 4/20/18	232,836	232,970
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 (a) 0.870% 9/20/19	780,000	779,367
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (a) 1.060% 8/15/18	600,964	599,984
Exeter Automobile Receivables Trust, Series 2013-1A, Class A (a) 1.290% 10/16/17	167,260	167,612
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (a) 1.290% 5/15/18	587,897	588,963
Exeter Automobile Receivables Trust, Series 2012-2A, Class A (a) 1.300% 6/15/17	342,481	342,955
Exeter Automobile Receivables Trust, Series 2013-2A, Class A (a) 1.490% 11/15/17	484,704	486,327
First Investors Auto Owner Trust, Series 2013-3A, Class A2 (a) 0.890% 9/15/17	946,971	947,844
First Investors Auto Owner Trust, Series 2013-1A, Class A2 (a) 0.900% 10/15/18	847,324	848,377
First Investors Auto Owner Trust, Series 2013-2A, Class A2 (a) 1.230% 3/15/19	553,650	555,199
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	33,754	33,775
Flagship Credit Auto Trust, Series 2014-1, Class A (a) 1.210% 4/15/19	675,327	673,611

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hertz Fleet Lease Funding LP, Series 2013-3, Class A FRN (a) 0.704% 12/10/27	$2,170,000	$2,174,237
Navistar Financial Owner Trust, Series 2012-A, Class A3 (a) 1.190% 1/18/19	444,134	444,396
Neuberger Berman CLO Ltd. FRN (a) 1.231% 8/04/25	1,325,000	1,325,109
Oscar US Funding Trust, Series 2014-1A, Class A2 (a) (b) 1.000% 8/15/17	950,000	949,944
Prestige Auto Receivables Trust, Series 2014-1A, Class A2 (a) 0.970% 3/15/18	402,602	402,218
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	250,000	250,880
Santander Drive Auto Receivables Trust, Series 2014-4, Class A2B FRN 0.474% 1/16/18	800,000	800,026
Santander Drive Auto Receivables Trust, Series 2014-1, Class A2B FRN 0.524% 6/15/17	398,970	398,970
Santander Drive Auto Receivables Trust, Series 2013-5, Class A2B FRN 0.534% 4/17/17	557,028	557,218
Santander Drive Auto Receivables Trust, Series 2013-4, Class A2 0.890% 9/15/16	243,234	243,333
Santander Drive Auto Receivables Trust, Series 2013-A, Class A3 (a) 1.020% 1/16/18	1,700,000	1,704,325
Santander Drive Auto Receivables Trust, Series 2012-4, Class B 1.830% 3/15/17	540,000	542,055
Santander Drive Auto Receivables Trust, Series 2012-4, Class C 2.940% 12/15/17	470,000	479,975
Santander Drive Auto Receivables Trust, Series 2012-3, Class C 3.010% 4/16/18	960,000	978,358
Tidewater Auto Receivables Trust, Series 2014-AA, Class A2 (a) 0.960% 7/15/17	900,000	899,605
Tidewater Auto Receivables Trust, Series 2012-AA, Class A3 (a) 1.990% 4/15/19	474,048	475,530
United Auto Credit Securitization Trust, Series 2014-1, Class A2 (a) 0.740% 6/15/16	670,000	669,984
United Auto Credit Securitization Trust, Series 2013-1, Class A2 (a) 0.950% 9/15/15	56,189	56,193

	Principal Amount	Value
Westlake Automobile Receivables Trust, Series 2014-1A, Class A2 (a) 0.700% 5/15/17	$570,000	$569,717
Westlake Automobile Receivables Trust, Series 2013-1A, Class A2 (a) 1.120% 1/15/18	630,219	631,402
Wheels SPV LLC, Series 2012-1, Class A2 (a) 1.190% 3/20/21	106,581	106,736

		46,180,679

Commercial MBS — 1.5%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4 VRN 5.349% 9/10/47	1,361,956	1,404,991
Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A FRN (a) 0.954% 3/15/29	665,000	664,592
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	516,875	519,540
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM 4.780% 7/15/42	550,000	561,824
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	2,006,310	1,986,247
VFC LLC, Series 2014-2, Class A (Acquired 7/9/14, Cost $400,000) (a) (c) 2.750% 7/20/30	316,296	316,309
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	436,542	436,739

		5,890,242

Home Equity ABS — 1.2%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.425% 8/25/35	181,610	180,070
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.895% 11/25/34	43,752	43,731
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.830% 2/25/35	126,081	124,880
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.615% 9/25/34	83,564	83,006
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.645% 12/25/35	457,060	454,672

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.445% 7/25/36	$312,520	$311,182
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.575% 5/25/36	516,491	503,336
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.585% 5/25/35	337,891	334,688
Home Equity Asset Trust, Series 2005-4, Class M2 FRN 0.815% 10/25/35	119,263	118,694
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.935% 12/25/32	209,853	208,216
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.980% 6/25/35	643,507	619,298
Mastr Asset Backed Securities Trust, Series 2005-WMC1, Class M2 FRN 0.830% 3/25/35	241,065	237,161
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.896% 6/28/35	1,256,352	1,238,263
Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M1 FRN 0.605% 8/25/35	266,694	264,144
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.625% 5/25/35	28,407	28,287
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.535% 8/25/35	281,482	277,777

		5,027,405

Other ABS — 12.9%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1 FRN (a) 0.354% 3/15/41	823,887	799,133
321 Henderson Receivables LLC, Series 2006-3A, Class A1 FRN (a) 0.354% 9/15/41	492,622	473,633
321 Henderson Receivables LLC, Series 2006-4A, Class A1 FRN (a) 0.354% 12/15/41	949,349	914,985
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	506,875	505,607
Apidos CDO I Ltd., Series 2005-1A, Class A2 FRN (a) 0.655% 7/27/17	278,273	278,221

	Principal Amount	Value
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.904% 12/15/42	$1,675,232	$1,698,970
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	945,000	944,140
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (a) 1.580% 10/10/18	435,000	433,616
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	296,088	295,644
CCG Receivables Truste, Series 2013-1, Class A2 (a) 1.050% 8/14/20	405,234	405,772
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.334% 8/18/21	2,901,759	2,893,690
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	857,302	860,748
Direct Capital Funding IV LLC, Series 2013-1, Class A (a) 1.673% 12/20/17	216,170	216,256
Drug Royalty Corp., Inc., Series 2014-1, Class A1 FRN (a) 3.082% 7/15/23	804,313	809,485
Dryden XI-Leveraged Loan CDO, Series 2006-11A, Class A1 FRN (a) 0.484% 4/12/20	646,222	642,802
Galaxy VIII CLO Ltd., Series 2007-8A, Class A FRN (a) 0.474% 4/25/19	683,860	681,660
GE Dealer Floorplan Master Note Trust, Series 2014-1, Class A FRN 0.534% 7/20/19	750,000	749,986
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	465,962	468,765
Global Container Assets Ltd., Series 2013-1A, Class A2 (a) 3.300% 11/05/28	950,000	936,645
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	247,518	248,291
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.406% 6/02/17	475,000	482,315
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	438,454	434,885

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HLSS Servicer Advance Receivables Trust, Series 2014-T1, Class AT1 (a) 1.244% 1/17/45	$1,735,000	$1,736,779
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	325,998	326,957
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A FRN (a) 0.470% 5/01/22	789,260	785,269
LCM XVI LP, Series 16A, Class X FRN (a) 1.258% 7/15/26	2,325,000	2,325,000
LEAF II Receivables Funding LLC, Series 2013-1, Class A2 (a) 0.880% 11/15/15	1,385,980	1,386,257
Macquarie Equipment Funding Trust, Series 2012-A, Class A2 (a) 0.610% 4/20/15	39,398	39,403
Macquarie Equipment Funding Trust, Series 2014-A, Class A2 (a) 0.800% 11/21/16	500,000	499,746
Madison Park Funding XIV Ltd., Series 2014-14A, Class X FRN (a) 1.231% 7/20/26	1,350,000	1,350,035
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	1,010,882	1,024,457
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.100% 4/25/35	976,869	964,458
Nations Equipment Finance Funding I LLC, Series 2013-1A, Class A (a) 1.697% 11/20/16	298,289	298,468
Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1 (a) 0.997% 2/15/45	500,000	499,530
Navitas Equipment Receivables LLC, Series 2013-1, Class A (a) 1.950% 11/15/16	811,082	811,064
New Residential Advance Receivables Trust, Series 2014-T1, Class A1 (a) 1.274% 3/15/45	412,500	412,954
New York City Tax Lien, Series 2014-A, Class A (a) 1.030% 11/10/27	500,000	499,061
New York City Tax Lien, Series 2013-A, Class A (a) 1.190% 11/10/26	163,611	163,502
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	353,110	352,769

	Principal Amount	Value
Oak Hill Credit Partners IV Ltd., Series 2005-4A, Class A1B FRN (a) 0.481% 5/17/21	$169,305	$169,244
Octagon Loan Funding Ltd., Series 2014-1A, Class X FRN (a) 1.196% 11/18/26	1,335,000	1,334,702
OneMain Financial Issuance Trust, Series 2014-1A, Class A (a) 2.430% 6/18/24	320,000	319,994
PFS Financing Corp., Series 2013-AA, Class A FRN (a) 0.704% 2/15/18	2,545,000	2,545,081
PFS Financing Corp., Series 2014-AA, Class A FRN (a) 0.754% 2/15/19	1,900,000	1,900,589
PFS Financing Corp., Series 2012-BA, Class A FRN (a) 0.854% 10/17/16	2,850,000	2,850,380
RAAC, Series 2006-RP2, Class A FRN (a) 0.405% 2/25/37	497,092	491,817
RAAC, Series 2005-RP2, Class M1 FRN (a) 0.805% 6/25/35	672,659	671,325
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	1,108,962	1,127,971
Sierra Receivables Funding Co. LLC, Series 2011-2A, Class A (a) 3.260% 5/20/28	416,787	424,860
Sierra Timeshare 2013-1 Receivables Funding LLC, Series 2013-1A, Class A (a) 1.590% 11/20/29	346,120	346,752
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	523,451	557,819
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	400,000	402,824
Stanfield Bristol CLO Ltd., Series 2005-1A, Class A2 FRN (a) 0.684% 10/15/19	750,000	748,339
SVO VOI Mortgage LLC, Series 2012-AA, Class A 2.000% 9/20/29	968,447	963,087
Symphony CLO XIV Ltd., Series 2014-14A, Class X FRN (a) 1.230% 7/14/17	1,650,000	1,650,157
TAL Advantage LLC, Series 2006-1A FRN (a) 0.346% 4/20/21	807,500	800,355

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	$548,952	$549,477
Trade MAPS 1 Ltd., Series 2013-1A, Class A FRN (a) 0.854% 12/10/18	1,870,000	1,875,060
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.554% 10/15/15	1,006,000	1,013,672
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.654% 7/15/41	653,995	676,496
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	730,000	727,182
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	536,971	540,489

		52,338,630

Student Loans ABS — 9.9%
Academic Loan Funding Trust, Series 2013-1A, Class A FRN (a) 0.956% 12/26/44	4,265,702	4,264,445
Access Group, Inc., Series 2007-1, Class A2 FRN 0.264% 4/25/17	1,590,843	1,587,391
Access Group, Inc., Series 2005-1, Class A2 FRN 0.343% 3/23/20	32,610	32,588
Access Group, Inc., Series 2006-1, Class A2 FRN 0.345% 8/25/23	1,115,390	1,108,139
Access Group, Inc., Series 2007-A, Class A2 FRN 0.365% 8/25/26	84,684	84,392
Access Group, Inc., Series 2005-2, Class A3 FRN 0.415% 11/22/24	305,738	304,072
Access Group, Inc., Series 2005-A, Class A2 FRN 0.454% 4/27/26	609,271	608,299
Access Group, Inc., Series 2005-B, Class A2 FRN 0.464% 7/25/22	354,506	352,695
Access Group, Inc., Series 2004-A, Class A2 FRN 0.494% 4/25/29	416,276	413,221
Access Group, Inc., Series 2003-A, Class A3 FRN 1.225% 7/01/38	343,789	316,079
Access Group, Inc., Series 2008-1, Class A FRN 1.534% 10/27/25	1,661,399	1,675,319

	Principal Amount	Value
ALG Student Loan Trust I, Series 2006-1A, Class A2 FRN (a) 0.335% 4/28/20	$644,156	$643,347
Brazos Higher Education Authority, Series 2004-I, Class A2 FRN 0.392% 6/27/22	166,328	166,190
CIT Education Loan Trust, Series 2005-1, Class A3 FRN 0.354% 3/15/26	1,298,221	1,290,406
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.657% 1/25/47	1,175,000	987,000
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3 FRN 0.444% 9/28/26	838,634	835,821
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.394% 12/15/22	50,551	50,529
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.654% 6/15/43	1,300,000	1,296,750
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.656% 6/15/43	400,000	393,440
Education Loan Asset-Backed Trust I, Series 2012-1, Class A1 FRN (a) 0.605% 6/25/22	227,053	227,085
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.305% 5/25/23	234,817	233,047
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.335% 8/25/25	1,017,324	1,015,356
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.355% 11/25/26	352,090	350,604
KeyCorp Student Loan Trust, Series 2006-A, Class 2A3 FRN 0.424% 6/27/29	1,317,611	1,307,469
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.535% 10/28/41	2,314,054	2,306,123
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.544% 9/27/35	1,320,000	1,268,837
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.345% 2/25/28	93,919	93,567
National Collegiate Student Loan Trust, Series 2004-1, Class A2 FRN 0.494% 6/25/27	704,284	698,415

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2006-3, Class B FRN 0.484% 6/25/41	$651,494	$585,352
Nelnet Student Loan Trust, Series 2014-6A, Class A FRN (a) 0.801% 11/25/47	991,726	986,436
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.955% 4/25/46	220,708	222,586
Nelnet Student Loan Trust, Series 2014-2A, Class B FRN (a) 1.655% 6/25/41	375,000	342,379
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.335% 10/28/26	70,984	70,707
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.448% 5/28/26	439,608	439,054
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2 FRN 0.551% 4/25/44	600,000	593,118
Pennsylvania Higher Education Assistance Agency FRN 0.834% 4/25/19	189,300	190,405
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.404% 7/15/36	1,386,170	1,377,369
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 0.304% 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2003-10A, Class A1C FRN (a) 0.304% 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 0.304% 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 0.306% 12/15/16	350,000	349,891
SLM Student Loan Trust, Series 2005-1, Class A2 FRN 0.314% 4/27/20	55,022	54,839
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.414% 3/15/19	204,586	204,546
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.434% 1/25/16	25,428	25,427
SLM Student Loan Trust, Series 2003-6, Class A4 FRN 0.434% 12/17/18	19,677	19,673

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.454% 12/15/17	$87,999	$87,989
SLM Student Loan Trust, Series 2007-6, Class A2 FRN 0.484% 1/25/19	28,267	28,268
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.734% 10/25/17	155,218	155,515
SLM Student Loan Trust, Series 2014-A, Class A1 FRN (a) 0.754% 7/15/22	1,585,570	1,586,785
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.884% 12/15/38	781,718	734,518
SLM Student Loan Trust, Series 2012-E, Class A1 FRN (a) 0.904% 10/16/23	346,941	347,902
SLM Student Loan Trust, Series 2003-5, Class A9 FRN 0.950% 6/17/30	700,000	700,000
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.254% 12/15/21	1,930,998	1,939,116
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.254% 8/15/23	295,395	297,885
SLM Student Loan Trust, Series 2008-4, Class A2 FRN 1.284% 7/25/16	39,956	40,112
SLM Student Loan Trust, Series 2005-6, Class A5B FRN 1.434% 7/27/26	1,227,026	1,248,776
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.554% 8/15/25	315,271	318,708
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.640% 9/15/28	750,000	750,000
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.654% 6/17/30	550,000	534,049
Social Professional Loan Program LLC, Series 2014-A, Class A1 FRN (a) 1.806% 6/25/25	1,119,383	1,130,694
South Carolina Student Loan Corp., Series 2006-1, Class A1 FRN 0.324% 12/02/19	142,173	142,099
South Carolina Student Loan Corp., Series 2005-1, Class A2 FRN 0.354% 12/01/20	436,597	433,877

		40,148,608

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral CMO — 0.2%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1 FRN (a) 0.855% 3/25/45	$680,821	$649,074

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.405% 11/25/37	244,477	241,590

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,166,165)		150,476,228

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.4%
Pass-Through Securities — 0.4%
Federal Home Loan Mortgage Corp.,
Pool #1Q0239 FRN 2.380% 3/01/37	1,279,046	1,370,971
Government National Mortgage Association II, Pool #82462 FRN 3.500% 1/20/40	353,156	370,843

		1,741,814

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $1,678,325)		1,741,814

U.S. TREASURY OBLIGATIONS — 109.2%
U.S. Treasury Bonds & Notes — 109.2%
U.S. Treasury Inflation Index (d) 0.125% 4/15/16	19,644,898	19,872,032
U.S. Treasury Inflation Index (d) (e) (f) 0.125% 4/15/17	22,291,320	22,587,371
U.S. Treasury Inflation Index (d) 0.125% 4/15/18	21,809,189	21,982,986
U.S. Treasury Inflation Index (d) 0.125% 4/15/19	23,442,093	23,498,870
U.S. Treasury Inflation Index (d) 0.125% 1/15/22	17,905,747	17,494,470
U.S. Treasury Inflation Index (d) 0.125% 7/15/22	17,939,206	17,511,750
U.S. Treasury Inflation Index (d) 0.125% 1/15/23	19,745,795	19,104,056
U.S. Treasury Inflation Index (d) 0.125% 7/15/24	32,592,590	31,291,429
U.S. Treasury Inflation Index (d) 0.375% 7/15/23	9,828,288	9,721,563

	Principal Amount	Value
U.S. Treasury Inflation Index (d) 0.625% 7/15/21	$16,940,028	$17,281,471
U.S. Treasury Inflation Index (d) 0.625% 1/15/24	24,399,185	24,521,180
U.S. Treasury Inflation Index (d) 0.625% 2/15/43	6,207,317	5,479,894
U.S. Treasury Inflation Index (d) 0.750% 2/15/42	8,830,600	8,086,207
U.S. Treasury Inflation Index (d) 1.125% 1/15/21	16,304,426	17,101,810
U.S. Treasury Inflation Index (d) 1.250% 7/15/20	15,819,110	16,795,450
U.S. Treasury Inflation Index (d) 1.375% 7/15/18	6,955,157	7,388,226
U.S. Treasury Inflation Index (d) 1.375% 1/15/20	7,921,726	8,426,119
U.S. Treasury Inflation Index (d) 1.375% 2/15/44	9,900,896	10,590,088
U.S. Treasury Inflation Index (d) 1.625% 1/15/18	6,584,793	6,992,741
U.S. Treasury Inflation Index (d) 1.750% 1/15/28	7,392,255	8,227,927
U.S. Treasury Inflation Index (d) 1.875% 7/15/19	5,936,272	6,477,494
U.S. Treasury Inflation Index (d) 2.000% 1/15/16	2,406,802	2,491,416
U.S. Treasury Inflation Index (d) 2.000% 1/15/26	8,402,800	9,564,092
U.S. Treasury Inflation Index (d) 2.125% 1/15/19	5,548,509	6,061,313
U.S. Treasury Inflation Index (d) 2.125% 2/15/40	2,204,620	2,728,217
U.S. Treasury Inflation Index (d) 2.125% 2/15/41	4,351,840	5,414,303
U.S. Treasury Inflation Index (d) 2.375% 1/15/17	9,687,726	10,343,914
U.S. Treasury Inflation Index (d) 2.375% 1/15/25	11,445,158	13,405,141
U.S. Treasury Inflation Index (d) 2.375% 1/15/27	7,224,444	8,550,809
U.S. Treasury Inflation Index 2.500% 7/15/16	1,486,485	1,577,880
U.S. Treasury Inflation Index (d) 2.500% 1/15/29	6,458,454	7,882,847
U.S. Treasury Inflation Index (d) 2.625% 7/15/17	7,190,498	7,839,325
U.S. Treasury Inflation Index (d) 3.375% 4/15/32	5,798,606	8,057,343
U.S. Treasury Inflation Index (d) 3.625% 4/15/28	6,510,925	8,841,635
U.S. Treasury Inflation Index (d) 3.875% 4/15/29	5,297,155	7,472,299

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note (d) 0.500% 8/31/16	$20,750,000	$20,727,405

		441,391,073

TOTAL U.S. TREASURY OBLIGATIONS (Cost $443,432,601)		441,391,073

TOTAL BONDS & NOTES (Cost $608,028,232)		611,283,025

	Notional Amount
PURCHASED OPTIONS — 0.0%
Financial — 0.0%
Diversified Financial — 0.0%
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 04/25/16, Strike 2.50 (OTC — Credit Suisse International, receive fixed rate); Underlying swap terminates 4/27/26	$15,435,000	169,325

TOTAL PURCHASED OPTIONS (Cost $270,826)		169,325

TOTAL LONG-TERM INVESTMENTS (Cost $608,299,058)		611,452,350

	Principal Amount
SHORT-TERM INVESTMENTS — 46.5%
Commercial Paper — 45.5%
Agrium, Inc. 0.350% 12/16/14	$6,000,000	5,995,567
Airgas, Inc. (a) 0.320% 12/08/14	6,000,000	5,996,373
Albemarle Corp. (a) 0.280% 10/23/14	5,000,000	4,999,144
BAT International Finance (a) 0.320% 10/09/14	5,700,000	5,699,595
Carnival Corp. (a) 0.270% 10/16/14	5,300,000	5,299,404
Centrica PLC (a) 0.350% 10/02/14	5,600,000	5,599,946
Commonwealth Edison (a) 0.290% 10/08/14	2,200,000	2,199,876
Daimler Finance North America LLC (a) 0.050% 12/01/14	5,500,000	5,495,340
Deutsche Telekom AG (a) 0.300% 12/10/14	6,000,000	5,996,500

	Principal Amount	Value
Duke Energy Corp. (a) 0.350% 2/24/15	$5,500,000	$5,492,193
Enbridge (US), Inc. (a) 0.280% 10/14/14	4,000,000	3,999,596
Enbridge (US), Inc. (a) 0.300% 10/10/14	2,000,000	1,999,850
ERAC USA Finance LLC (a) 0.340% 12/10/14	3,700,000	3,697,554
Experian Finance PLC (a) 0.330% 11/06/14	5,700,000	5,698,119
Glencore Funding LLC (a) 0.360% 11/03/14	6,000,000	5,998,020
Glencore Funding LLC (a) 0.420% 11/05/14	700,000	699,714
Hewlett-Packard Co. (a) 0.360% 10/28/14	5,500,000	5,498,515
Holcim US Finance Sarl & Cie (a) 0.370% 10/07/14	5,700,000	5,699,649
Hyundai Capital America (a) 0.310% 12/15/14	6,000,000	5,996,125
Marriott International, Inc. (a) 0.320% 11/03/14	6,000,000	5,998,240
Monsanto Co. (a) 0.380% 2/09/15	6,000,000	5,991,703
Nabors Industries, Inc. (a) 0.355% 12/12/14	6,000,000	5,995,800
National Grid USA (a) 0.350% 11/20/14	5,500,000	5,497,326
Nissan Motor Acceptance Corp. (a) 0.304% 11/20/14	6,000,000	5,997,500
Noble Corp. (a) 0.350% 10/01/14	5,500,000	5,500,000
OGE Energy Corp. (a) 0.300% 10/16/14	6,000,000	5,999,250
Pall Corp. 0.270% 10/31/14	6,000,000	5,998,650
Pentair Finance (a) 0.290% 10/03/14	6,000,000	5,999,903
Rockwell Collins, Inc. (a) 0.330% 12/18/14	6,000,000	5,995,710
Sempra Energy Holdings (a) 0.611% 12/09/14	2,500,000	2,497,125
Sempra Energy Holdings (a) 0.715% 3/06/15	3,000,000	2,990,900
Time Warner Cable, Inc. (a) 0.300% 11/04/14	6,000,000	5,998,300
Vodafone Group PLC (a) 0.550% 4/08/15	5,000,000	4,985,563
WellPoint, Inc. (a) 0.427% 10/01/14	5,000,000	5,000,000
WPP CP LLC (a) 0.540% 12/10/14	5,700,000	5,694,015
Xcel Energy, Inc. (a) 0.380% 1/09/15	5,500,000	5,494,194

		183,695,259

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (g)	$3,930,212	$3,930,212

TOTAL SHORT-TERM INVESTMENTS (Cost $187,625,471)		187,625,471

TOTAL INVESTMENTS — 197.7% (Cost $795,924,529) (h)		799,077,821

Other Assets/(Liabilities) — (97.7)%		(394,946,248)

NET ASSETS — 100.0%		$404,131,573

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to a value of $279,809,310 or 69.24% of net assets.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2014, these securities amounted to a value of $949,944 or 0.24% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At September 30, 2014, these securities amounted to a value of $316,309 or 0.08% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(e)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	Maturity value of $3,930,213. Collateralized by U.S. Government Agency obligations with a rate of 3.246%, maturity dates of 5/01/41, and an aggregate market value, including accrued interest, of $4,009,806.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%	95,000	$2,326,550

TOTAL PREFERRED STOCK (Cost $2,375,000)		2,326,550

TOTAL EQUITIES (Cost $2,375,000)		2,326,550

	Principal Amount
BONDS & NOTES — 99.1%

CORPORATE DEBT — 45.2%
Advertising — 0.4%
The Interpublic Group of Cos., Inc. 2.250% 11/15/17	$1,050,000	1,054,122
WPP Finance 2010 4.750% 11/21/21	763,000	832,386
WPP Finance 2010 5.625% 11/15/43	2,800,000	3,042,133

		4,928,641

Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	670,000	780,007
Exelis, Inc. 4.250% 10/01/16	1,790,000	1,883,404
L-3 Communications Corp. 4.750% 7/15/20	100,000	107,976
United Technologies Corp. 6.125% 7/15/38	350,000	444,873

		3,216,260

Agriculture — 0.2%
Altria Group, Inc. 2.850% 8/09/22	1,000,000	957,836
Altria Group, Inc. 4.250% 8/09/42	515,000	467,000
Altria Group, Inc. 9.700% 11/10/18	112,000	144,278
Altria Group, Inc. 9.950% 11/10/38	170,000	281,089
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,200,000	1,242,863
Philip Morris International, Inc. 6.375% 5/16/38	160,000	200,797

		3,293,863

	Principal Amount	Value
Airlines — 0.1%
American Airlines Pass Through Trust, Series 2014-1, Class A 3.700% 4/01/28	$635,000	$637,381
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	275,000	278,438
United Air Lines, Inc. (b) 10.110% 2/19/49	104,398	41,759
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	810,000	814,050

		1,771,628

Auto Manufacturers — 0.4%
Daimler Finance NA LLC (a) 2.625% 9/15/16	900,000	926,346
General Motors Co. 3.500% 10/02/18	1,275,000	1,295,719
Hyundai Capital America (a) 1.450% 2/06/17	1,895,000	1,893,635
Hyundai Capital America (a) 2.550% 2/06/19	1,045,000	1,053,222

		5,168,922

Automotive & Parts — 0.2%
Lear Corp. 8.125% 3/15/20	1,327,000	1,399,985
Lear Corp. 4.750% 1/15/23	440,000	434,500
TRW Automotive, Inc. (a) 7.250% 3/15/17	820,000	902,000

		2,736,485

Banks — 3.4%
Associated Banc-Corp. 5.125% 3/28/16	1,400,000	1,478,282
Bank of America Corp. 3.625% 3/17/16	925,000	958,456
Bank of America Corp. 4.000% 4/01/24	2,285,000	2,308,812
Bank of America Corp. 4.500% 4/01/15	700,000	713,622
Bank of America Corp. 5.650% 5/01/18	1,230,000	1,368,126
Bank of America Corp. 5.750% 12/01/17	780,000	867,907
Bank of America Corp. 5.875% 2/07/42	470,000	563,159
Barclays PLC 4.375% 9/11/24	1,385,000	1,342,287
Credit Suisse AG 5.400% 1/14/20	1,410,000	1,572,751

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Deutsche Bank AG 1.400% 2/13/17	$1,350,000	$1,349,478
Deutsche Bank AG 2.500% 2/13/19	2,130,000	2,141,225
Discover Bank 2.000% 2/21/18	1,385,000	1,378,337
Export-Import Bank of Korea 1.750% 2/27/18	505,000	500,137
Export-Import Bank of Korea 4.000% 1/11/17	650,000	685,068
First Horizon National Corp. 5.375% 12/15/15	9,870,000	10,344,550
FirstMerit Corp. 4.350% 2/04/23	460,000	476,653
HSBC Holdings PLC 5.250% 3/14/44	3,205,000	3,402,604
HSBC Holdings PLC 6.500% 9/15/37	570,000	701,226
ICICI Bank Ltd. (a) 4.700% 2/21/18	1,250,000	1,319,659
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,276,000	1,344,017
ICICI Bank Ltd. (a) 5.500% 3/25/15	2,570,000	2,621,503
JP Morgan Chase & Co. 3.875% 9/10/24	1,420,000	1,392,087
JPMorgan Chase & Co. 6.000% 1/15/18	275,000	309,518
MUFG Union Bank NA 2.625% 9/26/18	500,000	508,313
Regions Financial Corp. 7.500% 5/15/18	765,000	891,896
Regions Financial Corp. 7.750% 11/10/14	564,000	568,057
Skandinaviska Enskilda Banken AB (a) 2.375% 3/25/19	680,000	680,027
SVB Financial Group 5.375% 9/15/20	475,000	531,355
UBS AG 5.750% 4/25/18	1,095,000	1,234,729
Valley National Bancorp 5.125% 9/27/23	1,530,000	1,612,987
Wachovia Bank NA 5.850% 2/01/37	25,000	30,713
Wachovia Bank NA 6.600% 1/15/38	325,000	434,010
Wells Fargo & Co. 4.600% 4/01/21	210,000	229,981

		45,861,532

Beverages — 0.1%
Anheuser-Busch Cos, Inc. 6.500% 2/01/43	125,000	162,762

	Principal Amount	Value
Pernod Ricard SA (a) 2.950% 1/15/17	$1,400,000	$1,443,242

		1,606,004

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	950,000	1,002,694

Building Materials — 0.5%
CRH America, Inc. 8.125% 7/15/18	1,195,000	1,442,723
Lafarge SA 6.500% 7/15/16	1,185,000	1,270,913
Martin Marietta Materials, Inc. FRN (a) 1.333% 6/30/17	1,365,000	1,370,883
Masco Corp. 4.800% 6/15/15	1,875,000	1,919,531
Owens Corning, Inc. 9.000% 6/15/19	590,000	720,595

		6,724,645

Chemicals — 2.3%
Ashland, Inc. 4.750% 8/15/22	9,620,000	9,379,500
Ashland, Inc. 6.875% 5/15/43	2,977,000	3,103,522
Cabot Corp. 5.000% 10/01/16	2,215,000	2,368,998
CF Industries, Inc. 3.450% 6/01/23	366,000	358,786
CF Industries, Inc. 5.375% 3/15/44	1,140,000	1,192,999
Cytec Industries, Inc. 3.500% 4/01/23	380,000	372,390
Cytec Industries, Inc. 8.950% 7/01/17	250,000	296,689
The Dow Chemical Co. 8.550% 5/15/19	250,000	314,209
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	115,000	131,777
Ecolab, Inc. 4.350% 12/08/21	375,000	406,266
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	640,000	719,585
Incitec Pivot Ltd. (a) 4.000% 12/07/15	2,377,000	2,451,759
Methanex Corp. 5.250% 3/01/22	350,000	384,687
NOVA Chemicals Corp. 8.625% 11/01/19	1,075,000	1,123,375
Rockwood Specialties Group, Inc. 4.625% 10/15/20	4,115,000	4,248,737
RPM International, Inc. 3.450% 11/15/22	1,425,000	1,386,732

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RPM International, Inc. 6.125% 10/15/19	$550,000	$627,930
RPM International, Inc. 6.500% 2/15/18	1,390,000	1,574,358
Valspar Corp. 7.250% 6/15/19	315,000	375,246

		30,817,545

Commercial Services — 1.2%
The ADT Corp. 2.250% 7/15/17	1,770,000	1,725,750
Brambles USA, Inc. (a) 3.950% 4/01/15	1,010,000	1,025,728
Cardtronics, Inc., Convertible (a) 1.000% 12/01/20	1,250,000	1,199,219
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	59,000	60,327
Equifax, Inc. 4.450% 12/01/14	5,000,000	5,007,335
ERAC USA Finance LLC (a) 2.800% 11/01/18	395,000	404,169
ERAC USA Finance LLC (a) 6.700% 6/01/34	125,000	157,886
Leidos Holdings, Inc. 4.450% 12/01/20	1,590,000	1,617,966
The Western Union Co. 5.930% 10/01/16	4,020,000	4,383,239

		15,581,619

Computers — 0.5%
Apple, Inc. 1.000% 5/03/18	1,960,000	1,911,631
Apple, Inc. 3.850% 5/04/43	615,000	570,253
Electronic Data Systems LLC 7.450% 10/15/29	300,000	371,310
Hewlett-Packard Co. 5.500% 3/01/18	750,000	837,988
International Business Machines Corp. 5.600% 11/30/39	600,000	718,725
SanDisk Corp., Convertible (a) 0.500% 10/15/20	2,113,000	2,528,997

		6,938,904

Cosmetics & Personal Care — 0.1%
Avon Products, Inc. 5.000% 3/15/23	360,000	352,523
Avon Products, Inc. 6.500% 3/01/19	790,000	850,154
The Procter & Gamble Co. 5.800% 8/15/34	175,000	221,112

		1,423,789

	Principal Amount	Value
Distribution & Wholesale — 0.1%
Arrow Electronics, Inc. 4.500% 3/01/23	$660,000	$681,732

Diversified Financial — 5.4%
AerCap Ireland Capital Ltd. (a) 4.500% 5/15/21	4,735,000	4,592,950
Affiliated Managers Group, Inc. 4.250% 2/15/24	1,322,000	1,357,149
Air Lease Corp. 3.375% 1/15/19	2,270,000	2,298,375
Air Lease Corp. 3.875% 4/01/21	1,630,000	1,646,300
Air Lease Corp. 5.625% 4/01/17	535,000	577,131
American Express Co. 6.150% 8/28/17	295,000	332,134
American Express Co. VRN 6.800% 9/01/66	185,000	197,487
American Express Co. 8.125% 5/20/19	810,000	1,011,684
BlackRock, Inc. 5.000% 12/10/19	580,000	655,434
Citigroup, Inc. 4.750% 5/19/15	1,590,000	1,631,682
Citigroup, Inc. 5.375% 8/09/20	1,100,000	1,244,795
Citigroup, Inc. 5.500% 10/15/14	271,000	271,504
Citigroup, Inc. 5.875% 5/29/37	490,000	569,390
Citigroup, Inc. 5.875% 1/30/42	475,000	572,480
Citigroup, Inc. 6.125% 11/21/17	745,000	840,438
Citigroup, Inc. 8.500% 5/22/19	486,000	607,484
Eaton Vance Corp. 3.625% 6/15/23	567,000	567,281
Eaton Vance Corp. 6.500% 10/02/17	168,000	190,360
Ford Motor Credit Co. LLC 3.000% 6/12/17	1,250,000	1,290,095
Ford Motor Credit Co. LLC 12.000% 5/15/15	2,000,000	2,141,420
General Electric Capital Corp. 1.600% 11/20/17	1,380,000	1,382,564
General Electric Capital Corp. 5.500% 1/08/20	115,000	131,788
General Electric Capital Corp. 5.625% 5/01/18	190,000	214,802
General Electric Capital Corp. 6.875% 1/10/39	1,040,000	1,399,721

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Motors Financial Co., Inc. 2.625% 7/10/17	$1,275,000	$1,280,785
General Motors Financial Co., Inc. 2.750% 5/15/16	960,000	967,200
General Motors Financial Co., Inc. 3.000% 9/25/17	1,650,000	1,666,500
The Goldman Sachs Group, Inc. 3.300% 5/03/15	900,000	914,364
The Goldman Sachs Group, Inc. 3.625% 2/07/16	380,000	392,700
The Goldman Sachs Group, Inc. 5.375% 3/15/20	950,000	1,057,701
The Goldman Sachs Group, Inc. 5.625% 1/15/17	975,000	1,058,861
The Goldman Sachs Group, Inc. 5.750% 1/24/22	950,000	1,080,316
The Goldman Sachs Group, Inc. 6.125% 2/15/33	335,000	400,927
The Goldman Sachs Group, Inc. 6.150% 4/01/18	150,000	169,134
The Goldman Sachs Group, Inc. 6.345% 2/15/34	335,000	380,816
The Goldman Sachs Group, Inc. 6.750% 10/01/37	345,000	411,857
Hyundai Capital America (a) 1.625% 10/02/15	680,000	684,672
Hyundai Capital America (a) 2.875% 8/09/18	800,000	819,478
Hyundai Capital America (a) 4.000% 6/08/17	1,120,000	1,182,695
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	6,450,000	6,385,500
International Lease Finance Corp. 3.875% 4/15/18	1,515,000	1,503,637
International Lease Finance Corp. 5.750% 5/15/16	4,742,000	4,955,390
Janus Capital Group, Inc. 6.700% 6/15/17	2,375,000	2,657,967
JP Morgan Chase & Co. 4.500% 1/24/22	950,000	1,017,856
JP Morgan Chase & Co. 4.950% 3/25/20	1,655,000	1,828,520
JP Morgan Chase & Co. 5.600% 7/15/41	1,125,000	1,287,807
Lazard Group LLC 4.250% 11/14/20	2,985,000	3,120,576
Lazard Group LLC 6.850% 6/15/17	1,368,000	1,541,343
Legg Mason, Inc. 5.625% 1/15/44	1,600,000	1,741,264
Leighton Finance USA Pty Ltd. (a) 5.950% 11/13/22	685,000	720,556

	Principal Amount	Value
Merrill Lynch & Co., Inc. 7.750% 5/14/38	$400,000	$540,508
Morgan Stanley 3.800% 4/29/16	600,000	625,152
Morgan Stanley 4.000% 7/24/15	950,000	975,215
Morgan Stanley 4.200% 11/20/14	1,765,000	1,766,036
Morgan Stanley 4.350% 9/08/26	840,000	825,566
Morgan Stanley 5.450% 1/09/17	330,000	358,442
Morgan Stanley 5.750% 1/25/21	625,000	710,124
Morgan Stanley 6.625% 4/01/18	1,000,000	1,145,224
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	155,000	204,105
Stifel Financial Corp. 4.250% 7/18/24	895,000	900,103
TD Ameritrade Holding Corp. 4.150% 12/01/14	295,000	296,843

		73,300,188

Electric — 2.1%
The AES Corp. 7.750% 10/15/15	217,000	228,935
Berkshire Hathaway Energy 5.950% 5/15/37	1,100,000	1,345,485
CMS Energy Corp. 5.050% 2/15/18	1,250,000	1,372,386
Florida Power & Light Co. 4.950% 6/01/35	630,000	720,559
Georgia Power Co. 4.300% 3/15/42	473,000	472,676
IPALCO Enterprises, Inc. 5.000% 5/01/18	2,215,000	2,334,056
IPALCO Enterprises, Inc. (a) 7.250% 4/01/16	1,791,000	1,911,892
Kansas Gas & Electric Co. 5.647% 3/29/21	211,918	224,584
LG&E and KU Energy LLC 4.375% 10/01/21	1,100,000	1,183,440
Metropolitan Edison Co. (a) 4.000% 4/15/25	1,345,000	1,347,055
National Fuel Gas Co. 3.750% 3/01/23	710,000	703,020
Nevada Power Co. Series N 6.650% 4/01/36	550,000	725,104
Niagara Mohawk Power Corp. (a) 2.721% 11/28/22	1,070,000	1,030,258
NiSource Finance Corp. 4.800% 2/15/44	1,135,000	1,154,729

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NiSource Finance Corp. 5.800% 2/01/42	$950,000	$1,099,663
Oncor Electric Delivery Co. 6.800% 9/01/18	60,000	70,339
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	724,608
Pacific Gas & Electric Co. 5.800% 3/01/37	543,000	651,987
Pennsylvania Electric Co. (a) 4.150% 4/15/25	1,860,000	1,860,590
PPL Capital Funding, Inc. 1.900% 6/01/18	320,000	318,626
PPL Capital Funding, Inc. 5.000% 3/15/44	1,180,000	1,274,883
Puget Energy, Inc. 6.500% 12/15/20	1,580,000	1,869,987
Southern California Edison Co. 5.950% 2/01/38	545,000	680,840
State Grid Overseas Investment Ltd. (a) 1.750% 5/22/18	1,170,000	1,145,876
Tenaska Oklahoma I LP (a) 6.528% 12/30/14	28,778	28,800
Transelec SA (a) 4.625% 7/26/23	1,075,000	1,108,190
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	184,532	196,139
Tri-State Generation & Transmission Association, Series 2003, Class B (a) 7.144% 7/31/33	480,000	581,491
Union Electric Co. 6.700% 2/01/19	505,000	599,352
Virginia Electric and Power Co. 6.350% 11/30/37	640,000	850,008
Wisconsin Public Service Corp. 5.650% 11/01/17	380,000	414,851

		28,230,409

Electrical Components & Equipment — 0.0%
Anixter, Inc. 5.950% 3/01/15	600,000	609,000

Electronics — 0.4%
Amphenol Corp. 2.550% 1/30/19	1,320,000	1,328,573
Amphenol Corp. 4.000% 2/01/22	475,000	497,736
Arrow Electronics, Inc. 6.000% 4/01/20	725,000	821,828
Avnet, Inc. 4.875% 12/01/22	653,000	689,734
Jabil Circuit, Inc. 7.750% 7/15/16	1,015,000	1,116,500

	Principal Amount	Value
Jabil Circuit, Inc. 8.250% 3/15/18	$605,000	$703,313
Tech Data Corp. 3.750% 9/21/17	885,000	916,595

		6,074,279

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	1,135,000	1,149,185

Entertainment — 0.0%
International Game Technology 5.500% 6/15/20	550,000	581,551

Environmental Controls — 0.1%
Republic Services, Inc. 3.800% 5/15/18	595,000	632,116
Republic Services, Inc. 5.250% 11/15/21	100,000	113,307
Waste Management, Inc. 6.100% 3/15/18	90,000	102,519

		847,942

Foods — 0.8%
ConAgra Foods, Inc. 4.950% 8/15/20	600,000	657,380
ConAgra Foods, Inc. 6.625% 8/15/39	350,000	428,451
ConAgra Foods, Inc. 7.000% 4/15/19	364,000	431,820
Delhaize America, Inc. 9.000% 4/15/31	855,000	1,148,471
Delhaize Group 6.500% 6/15/17	1,235,000	1,382,726
General Mills, Inc. 5.400% 6/15/40	70,000	79,486
Kraft Foods, Inc. 4.125% 2/09/16	1,100,000	1,147,747
Kraft Foods, Inc. 6.500% 2/09/40	260,000	325,994
Tyson Foods, Inc. 2.650% 8/15/19	430,000	430,805
Tyson Foods, Inc. 3.950% 8/15/24	895,000	896,566
Tyson Foods, Inc. 4.875% 8/15/34	660,000	679,276
Tyson Foods, Inc. 6.600% 4/01/16	2,300,000	2,488,579
WM Wrigley Jr. Co. (a) 2.400% 10/21/18	475,000	478,380

		10,575,681

Forest Products & Paper — 0.2%
Domtar Corp. 9.500% 8/01/16	160,000	179,308

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Domtar Corp. 10.750% 6/01/17	$245,000	$296,398
International Paper Co. 4.750% 2/15/22	425,000	457,996
International Paper Co. 7.300% 11/15/39	765,000	984,396
International Paper Co. 9.375% 5/15/19	200,000	260,421
The Mead Corp. 7.550% 3/01/47	1,000,000	1,222,878

		3,401,397

Gas — 0.2%
Boston Gas Co. (a) 4.487% 2/15/42	450,000	463,135
The Laclede Group, Inc. 4.700% 8/15/44	1,840,000	1,853,456

		2,316,591

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	800,000	801,049

Health Care – Products — 0.1%
Boston Scientific Corp. 6.000% 1/15/20	650,000	741,079
Hospira, Inc. 5.200% 8/12/20	900,000	969,107
Johnson & Johnson 5.850% 7/15/38	175,000	227,274

		1,937,460

Health Care – Services — 0.5%
Cigna Corp. 2.750% 11/15/16	800,000	826,893
Cigna Corp. 5.125% 6/15/20	450,000	502,967
Howard Hughes Medical Institute 3.500% 9/01/23	880,000	906,668
Kaiser Foundation Hospitals 3.500% 4/01/22	375,000	378,012
Roche Holdings, Inc. (a) 6.000% 3/01/19	98,000	113,572
Roche Holdings, Inc. (a) 7.000% 3/01/39	680,000	951,372
UnitedHealth Group, Inc. 3.950% 10/15/42	350,000	325,612
UnitedHealth Group, Inc. 6.875% 2/15/38	1,160,000	1,588,149
WellPoint, Inc., Convertible 2.750% 10/15/42	650,000	1,070,469

		6,663,714

	Principal Amount	Value
Holding Company – Diversified — 0.1%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	$725,000	$827,323

Home Furnishing — 0.1%
Whirlpool Corp. 3.700% 3/01/23	630,000	632,803
Whirlpool Corp. 5.150% 3/01/43	290,000	307,310

		940,113

Household Products — 0.1%
Avery Dennison Corp. 3.350% 4/15/23	410,000	398,476
Jarden Corp., Convertible (a) 1.125% 3/15/34	492,000	490,463
Jarden Corp., Convertible 1.500% 6/15/19	135,000	158,709

		1,047,648

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.000% 6/15/15	670,000	676,376
Newell Rubbermaid, Inc. 2.050% 12/01/17	850,000	852,615

		1,528,991

Insurance — 3.4%
Aflac, Inc. 8.500% 5/15/19	285,000	360,706
The Allstate Corp. 5.550% 5/09/35	630,000	741,247
The Allstate Corp. VRN 5.750% 8/15/53	2,065,000	2,199,225
The Allstate Corp. 7.450% 5/16/19	47,000	57,655
American International Group, Inc. 6.250% 5/01/36	2,200,000	2,751,124
Arch Capital Group US, Inc. 5.144% 11/01/43	1,040,000	1,115,492
AXIS Specialty Finance PLC 2.650% 4/01/19	590,000	591,947
Brown & Brown, Inc. 4.200% 9/15/24	1,775,000	1,784,496
The Chubb Corp. VRN 6.375% 3/29/67	1,507,000	1,652,049
CNA Financial Corp. 3.950% 5/15/24	1,120,000	1,133,331
CNA Financial Corp. 7.350% 11/15/19	670,000	805,221
Five Corners Funding Trust (a) 4.419% 11/15/23	1,315,000	1,376,372

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Hartford Financial Services Group, Inc. VRN 8.125% 6/15/38	$1,385,000	$1,623,913
Liberty Mutual Group, Inc. (a) 4.250% 6/15/23	566,000	578,464
Lincoln National Corp. 4.300% 6/15/15	425,000	435,796
Lincoln National Corp. 8.750% 7/01/19	670,000	853,483
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	850,000	936,035
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	600,000	705,308
MetLife Capital Trust IV (a) 7.875% 12/15/67	1,960,000	2,508,800
MetLife, Inc. Series A 6.817% 8/15/18	145,000	170,046
Principal Financial Group, Inc. 8.875% 5/15/19	290,000	368,170
The Progressive Corp. VRN 6.700% 6/15/37	2,039,000	2,233,979
Prudential Financial, Inc. 4.500% 11/15/20	475,000	514,591
Prudential Financial, Inc. VRN 5.200% 3/15/44	1,800,000	1,812,375
Prudential Financial, Inc. VRN 5.625% 6/15/43	1,680,000	1,750,896
Prudential Financial, Inc. 6.200% 11/15/40	350,000	428,228
Prudential Financial, Inc. VRN 8.875% 6/15/38	1,475,000	1,779,219
QBE Capital Funding III Ltd. VRN (a) 7.250% 5/24/41	1,305,000	1,422,450
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	655,000	655,271
Reinsurance Group of America, Inc. 4.700% 9/15/23	1,480,000	1,577,036
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,220,000	1,338,641
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,305,000	1,527,144
The Travelers Cos., Inc. 6.250% 6/15/37	550,000	705,914
USF&G Capital I (a) 8.500% 12/15/45	885,000	1,286,891
Voya Financial, Inc. 5.500% 7/15/22	600,000	676,412
Voya Financial, Inc. VRN 5.650% 5/15/53	1,175,000	1,180,875
Willis Group Holdings PLC 4.125% 3/15/16	455,000	472,596
Willis North America, Inc. 7.000% 9/29/19	566,000	660,184

	Principal Amount	Value
WR Berkley Corp. 4.625% 3/15/22	$2,600,000	$2,780,149

		45,551,731

Internet — 0.8%
Baidu, Inc. 2.750% 6/09/19	405,000	402,152
Baidu, Inc. 3.250% 8/06/18	1,690,000	1,740,005
Expedia, Inc. 4.500% 8/15/24	5,490,000	5,441,123
Expedia, Inc. 7.456% 8/15/18	2,550,000	2,982,225

		10,565,505

Investment Companies — 0.4%
FS Investment Corp. 4.000% 7/15/19	2,450,000	2,447,572
Xstrata Finance Canada Ltd. (a) 2.050% 10/23/15	1,225,000	1,238,692
Xstrata Finance Canada Ltd. (a) 2.850% 11/10/14	1,000,000	1,002,220
Xstrata Finance Canada Ltd. (a) 5.800% 11/15/16	240,000	261,382

		4,949,866

Iron & Steel — 1.1%
Allegheny Technologies, Inc. 9.375% 6/01/19	220,000	268,561
ArcelorMittal 4.250% 8/05/15	3,850,000	3,912,562
ArcelorMittal 5.000% 2/25/17	825,000	853,793
ArcelorMittal 5.750% 8/05/20	1,200,000	1,252,500
ArcelorMittal 9.500% 2/15/15	2,010,000	2,065,275
Cliffs Natural Resources, Inc. 4.200% 1/15/18	1,025,000	881,500
Commercial Metals Co. 6.500% 7/15/17	765,000	818,550
Reliance Steel & Aluminum Co. 4.500% 4/15/23	815,000	837,851
Reliance Steel & Aluminum Co. 6.200% 11/15/16	1,870,000	2,013,526
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,045,000	1,194,318
Tupy Overseas SA (a) 6.625% 7/17/24	300,000	305,250

		14,403,686

Leisure Time — 0.1%
Carnival Corp. 1.875% 12/15/17	750,000	750,927

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.7%
Choice Hotels International, Inc. 5.700% 8/28/20	$1,100,000	$1,192,125
Marriott International, Inc. 3.250% 9/15/22	1,345,000	1,333,105
Marriott International, Inc. 3.375% 10/15/20	1,290,000	1,323,706
Marriott International, Inc. 5.810% 11/10/15	300,000	315,741
Marriott International, Inc. 6.200% 6/15/16	945,000	1,023,803
Starwood Hotels & Resorts Worldwide, Inc. 6.750% 5/15/18	220,000	255,037
Wyndham Worldwide Corp. 2.500% 3/01/18	1,160,000	1,163,541
Wyndham Worldwide Corp. 2.950% 3/01/17	350,000	359,508
Wyndham Worldwide Corp. 6.000% 12/01/16	6,000	6,554
Wynn Las Vegas LLC 7.750% 8/15/20	2,400,000	2,547,000

		9,520,120

Machinery – Diversified — 0.5%
CNH Industrial Capital LLC (a) 3.375% 7/15/19	1,530,000	1,442,025
CNH Industrial Capital LLC 3.250% 2/01/17	1,650,000	1,625,250
CNH Industrial Capital LLC 3.625% 4/15/18	655,000	640,262
CNH Industrial Capital LLC 6.250% 11/01/16	1,240,000	1,305,100
Xylem, Inc. 3.550% 9/20/16	800,000	837,461
Xylem, Inc. 4.875% 10/01/21	375,000	406,798

		6,256,896

Manufacturing — 1.1%
Cooper US, Inc. 6.100% 7/01/17	535,000	594,651
Eaton Corp. 1.500% 11/02/17	715,000	711,921
General Electric Co. 4.125% 10/09/42	1,430,000	1,420,781
General Electric Co. 5.250% 12/06/17	335,000	371,666
Harsco Corp 2.700% 10/15/15	6,715,000	6,689,819
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	310,000	363,065
Textron, Inc. 6.200% 3/15/15	1,050,000	1,076,462

	Principal Amount	Value
Textron, Inc. 7.250% 10/01/19	$730,000	$871,235
Tyco Electronics Group SA 6.550% 10/01/17	1,775,000	2,021,173
Tyco Electronics Group SA 7.125% 10/01/37	335,000	443,643

		14,564,416

Media — 0.9%
21st Century Fox America Co. 6.900% 8/15/39	420,000	539,657
21st Century Fox America Co. 8.000% 10/17/16	1,500,000	1,704,594
BSKYB Finance PLC (a) 5.625% 10/15/15	1,415,000	1,486,078
CBS Corp. 7.875% 7/30/30	315,000	426,847
Comcast Corp. 6.400% 5/15/38	190,000	242,355
Comcast Corp. 6.950% 8/15/37	515,000	690,033
Globo Comunicacao e Participacoes SA (a) 4.875% 4/11/22	1,300,000	1,335,750
Globo Comunicacao e Participacoes SA STEP (a) 6.250% 7/29/49	1,950,000	2,010,937
Grupo Televisa SAB 6.625% 1/15/40	109,000	131,191
NBCUniversal Media LLC 6.400% 4/30/40	65,000	83,716
Time Warner Cable, Inc. 6.750% 6/15/39	985,000	1,265,449
Time Warner Cable, Inc. 8.250% 4/01/19	75,000	93,410
Time Warner Cable, Inc. 8.750% 2/14/19	325,000	409,114
Time Warner, Inc. 4.700% 1/15/21	650,000	711,352
Time Warner, Inc. 6.100% 7/15/40	650,000	753,523
Time Warner, Inc. 6.250% 3/29/41	210,000	247,644
Viacom, Inc. 6.250% 4/30/16	265,000	286,786

		12,418,436

Mining — 0.4%
Freeport-McMoRan, Inc. 2.375% 3/15/18	585,000	586,485
Freeport-McMoRan, Inc. 5.450% 3/15/43	880,000	897,273
Newmont Mining Corp. 5.125% 10/01/19	960,000	1,042,463

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vale Overseas Ltd. 5.625% 9/15/19	$200,000	$223,335
Vale Overseas Ltd. 6.250% 1/11/16	770,000	817,532
Vale Overseas Ltd. 6.250% 1/23/17	1,070,000	1,178,798
Vale Overseas Ltd. 6.875% 11/10/39	335,000	380,335
Vulcan Materials Co. 6.500% 12/01/16	73,000	78,840

		5,205,061

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc. 4.625% 3/15/24	1,675,000	1,697,877
Pitney Bowes, Inc. 4.750% 1/15/16	820,000	859,714
Pitney Bowes, Inc. 4.750% 5/15/18	250,000	267,046
Pitney Bowes, Inc. 5.750% 9/15/17	166,000	182,738
Xerox Corp. 5.625% 12/15/19	85,000	96,056

		3,103,431

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	115,731

Oil & Gas — 3.6%
Anadarko Petroleum Corp. 6.375% 9/15/17	2,000,000	2,267,036
Anadarko Petroleum Corp. 6.450% 9/15/36	545,000	664,146
Cenovus Energy, Inc. 5.700% 10/15/19	540,000	619,101
Cenovus Energy, Inc. 6.750% 11/15/39	545,000	693,066
Chesapeake Energy Corp. 3.250% 3/15/16	4,025,000	4,035,062
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	240,000	229,050
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	2,310,000	2,328,769
ConocoPhillips 6.500% 2/01/39	475,000	621,823
Devon Energy Corp. 5.600% 7/15/41	700,000	780,359
Devon Energy Corp. 6.300% 1/15/19	260,000	300,710
Ecopetrol SA 4.250% 9/18/18	255,000	270,300
EQT Corp. 4.875% 11/15/21	500,000	546,327

	Principal Amount	Value
Motiva Enterprises LLC (a) 5.750% 1/15/20	$820,000	$922,101
Motiva Enterprises LLC (a) 6.850% 1/15/40	655,000	861,504
Newfield Exploration Co. 6.875% 2/01/20	1,200,000	1,251,000
Nexen, Inc. 7.500% 7/30/39	150,000	206,888
Pemex Project Funding Master Trust 6.625% 6/15/35	140,000	162,470
Petrobras Global Finance BV 2.000% 5/20/16	1,160,000	1,159,942
Petrobras Global Finance BV 3.000% 1/15/19	640,000	623,366
Petrobras Global Finance BV 3.250% 3/17/17	4,440,000	4,493,147
Petrobras International Finance Co. 3.875% 1/27/16	1,599,000	1,636,576
Petrobras International Finance Co. 5.375% 1/27/21	1,005,000	1,015,874
Petrobras International Finance Co. 6.750% 1/27/41	425,000	436,475
Petroleos Mexicanos (a) 3.125% 1/23/19	325,000	333,125
Petroleos Mexicanos 5.500% 1/21/21	1,190,000	1,309,595
Petroleos Mexicanos (a) 6.375% 1/23/45	595,000	672,826
Phillips 66 5.875% 5/01/42	450,000	533,259
Pioneer Natural Resources Co. 5.875% 7/15/16	1,150,000	1,240,134
Pioneer Natural Resources Co. 7.500% 1/15/20	1,050,000	1,276,919
Rowan Cos., Inc. 4.875% 6/01/22	1,850,000	1,921,906
Rowan Cos., Inc. 5.000% 9/01/17	1,055,000	1,139,891
Shell International Finance BV 5.500% 3/25/40	325,000	391,616
Talisman Energy, Inc. 5.500% 5/15/42	600,000	610,763
Talisman Energy, Inc. 7.750% 6/01/19	545,000	661,081
Transocean, Inc. 4.950% 11/15/15	2,500,000	2,596,172
Transocean, Inc. 5.050% 12/15/16	7,720,000	8,228,779
Valero Energy Corp. 6.125% 2/01/20	800,000	927,747

		47,968,905

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas Services — 1.0%
Baker Hughes, Inc. 5.125% 9/15/40	$800,000	$891,294
Hornbeck Offshore Services, Inc. 1.500% 9/01/19	1,115,000	1,091,306
SEACOR Holdings, Inc. (a) 3.000% 11/15/28	155,000	143,956
SESI LLC 6.375% 5/01/19	3,150,000	3,276,000
Superior Energy Services, Inc. 7.125% 12/15/21	4,859,000	5,369,195
Weatherford International Ltd. 4.500% 4/15/22	650,000	676,724
Weatherford International Ltd. 5.950% 4/15/42	1,455,000	1,562,836
Weatherford International Ltd. 6.000% 3/15/18	525,000	590,569

		13,601,880

Packaging & Containers — 0.1%
Bemis Co., Inc. 6.800% 8/01/19	840,000	990,082
Brambles USA Inc., Series A (a) 5.350% 4/01/20	490,000	549,360

		1,539,442

Pharmaceuticals — 1.0%
AbbVie, Inc. 4.400% 11/06/42	500,000	469,735
McKesson Corp. 1.292% 3/10/17	590,000	587,908
McKesson Corp. 2.284% 3/15/19	600,000	595,624
McKesson Corp. 3.796% 3/15/24	655,000	660,498
McKesson Corp. 4.750% 3/01/21	600,000	667,930
McKesson Corp. 4.883% 3/15/44	625,000	643,565
McKesson Corp. 6.000% 3/01/41	550,000	648,724
Mead Johnson Nutrition Co. 4.900% 11/01/19	1,010,000	1,114,212
Mead Johnson Nutrition Co. 5.900% 11/01/39	590,000	700,049
Medco Health Solutions, Inc. 2.750% 9/15/15	1,880,000	1,915,682
Merck Sharp & Dohme Corp. 5.850% 6/30/39	180,000	224,638
Mylan, Inc. (a) 7.875% 7/15/20	2,875,000	3,136,001
Pfizer, Inc. 7.200% 3/15/39	395,000	557,804

	Principal Amount	Value
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	$395,000	$474,937
Wyeth 6.000% 2/15/36	360,000	450,541
Zoetis, Inc. 3.250% 2/01/23	445,000	435,189

		13,283,037

Pipelines — 1.6%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	3,610,000	3,704,762
Boardwalk Pipelines LLC 5.500% 2/01/17	200,000	215,132
Boardwalk Pipelines LP 5.875% 11/15/16	2,390,000	2,587,658
CenterPoint Energy Resources Corp. 4.500% 1/15/21	475,000	519,413
CenterPoint Energy Resources Corp. 5.850% 1/15/41	425,000	522,377
DCP Midstream LLC (a) 9.750% 3/15/19	35,000	44,818
DCP Midstream Operating LLC 3.875% 3/15/23	190,000	190,231
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	2,000,000	2,065,066
Energy Transfer Partners LP FRN 3.257% 11/01/66	1,375,000	1,287,344
Energy Transfer Partners LP 9.700% 3/15/19	1,050,000	1,343,621
Enterprise Products Operating LP 3.200% 2/01/16	450,000	464,519
Enterprise Products Operating LP 5.950% 2/01/41	455,000	541,586
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	190,000	192,629
Kinder Morgan Energy Partners LP 6.000% 2/01/17	185,000	203,282
Kinder Morgan Energy Partners LP 6.500% 2/01/37	150,000	170,098
Kinder Morgan Energy Partners LP 6.950% 1/15/38	175,000	204,136
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	2,700,000	2,939,625
Magellan Midstream Partners LP 6.550% 7/15/19	560,000	657,984
ONEOK Partners LP 3.250% 2/01/16	450,000	463,980
ONEOK Partners LP 6.125% 2/01/41	440,000	500,441
Southern Natural Gas Co. LLC (a) 5.900% 4/01/17	310,000	342,224

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Texas Eastern Transmission LP (a) 6.000% 9/15/17	$230,000	$256,153
TransCanada PipeLines Ltd. 6.200% 10/15/37	130,000	156,137
The Williams Cos., Inc. 3.700% 1/15/23	570,000	538,435
Williams Partners LP 5.250% 3/15/20	1,415,000	1,571,261

		21,682,912

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	760,000	814,062
Post Apartment Homes LP 3.375% 12/01/22	400,000	389,310

		1,203,372

Real Estate Investment Trusts (REITS) — 2.1%
American Tower Corp. 3.400% 2/15/19	1,100,000	1,123,837
American Tower Corp. 3.450% 9/15/21	2,690,000	2,637,284
American Tower Corp. 4.500% 1/15/18	1,375,000	1,467,839
American Tower Corp. 4.625% 4/01/15	2,700,000	2,753,930
ARC Properties Operating Partnership LP/Clark Acquisition LLC (a) 2.000% 2/06/17	1,390,000	1,389,233
ARC Properties Operating Partnership LP/Clark Acquisition LLC (a) 3.000% 2/06/19	695,000	690,005
Boston Properties LP 3.700% 11/15/18	475,000	502,709
Boston Properties LP 4.125% 5/15/21	580,000	613,956
Boston Properties LP 5.000% 6/01/15	170,000	174,994
Brandywine Operating Partners LP 4.950% 4/15/18	800,000	862,286
DDR Corp. 4.750% 4/15/18	1,000,000	1,078,789
DDR Corp. 7.500% 4/01/17	1,000,000	1,137,397
DDR Corp. 7.875% 9/01/20	1,000,000	1,242,607
DDR Corp. 9.625% 3/15/16	1,250,000	1,403,194
Duke Realty LP 8.250% 8/15/19	1,375,000	1,703,903
ERP Operating LP 4.625% 12/15/21	375,000	409,091
Federal Realty Investment Trust 5.900% 4/01/20	330,000	383,397

	Principal Amount	Value
HCP, Inc. 2.625% 2/01/20	$970,000	$955,818
Highwoods Realty LP 5.850% 3/15/17	1,800,000	1,976,042
Highwoods Realty LP 7.500% 4/15/18	195,000	227,542
Mack-Cali Realty LP 7.750% 8/15/19	515,000	611,627
ProLogis LP 2.750% 2/15/19	530,000	535,285
Realty Income Corp. 2.000% 1/31/18	2,445,000	2,443,878
Simon Property Group LP 5.650% 2/01/20	140,000	161,121
Ventas Realty LP/Ventas Capital Corp. 4.000% 4/30/19	1,325,000	1,409,320
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	475,000	495,019

		28,390,103

Retail — 1.2%
Bed Bath & Beyond, Inc. 3.749% 8/01/24	415,000	411,480
Bed Bath & Beyond, Inc. 5.165% 8/01/44	860,000	842,077
CVS Health Corp. 6.125% 9/15/39	560,000	689,857
CVS Pass-Through Trust (a) 5.926% 1/10/34	1,310,430	1,519,784
CVS Pass-Through Trust (a) 7.507% 1/10/32	8,996	11,444
El Puerto de Liverpool SAB de CV (a) (c) 3.950% 10/02/24	2,620,000	2,593,800
The Home Depot, Inc. 5.950% 4/01/41	600,000	747,466
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	610,000	702,343
McDonald’s Corp. 6.300% 10/15/37	400,000	514,536
O’Reilly Automotive, Inc. 3.850% 6/15/23	609,000	621,438
O’Reilly Automotive, Inc. 4.875% 1/14/21	575,000	627,181
QVC, Inc. 3.125% 4/01/19	960,000	963,332
QVC, Inc. 4.375% 3/15/23	835,000	833,069
QVC, Inc. (a) 4.450% 2/15/25	1,380,000	1,362,162
QVC, Inc. 5.125% 7/02/22	545,000	572,572
Target Corp. 7.000% 1/15/38	475,000	634,822

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tiffany & Co. (a) 4.900% 10/01/44	$990,000	$988,561
Wal-Mart Stores, Inc. 6.200% 4/15/38	730,000	932,221
Wal-Mart Stores, Inc. 6.500% 8/15/37	515,000	683,011

		16,251,156

Savings & Loans — 0.3%
Glencore Funding LLC (a) 1.700% 5/27/16	1,919,000	1,932,021
Glencore Funding LLC (a) 2.500% 1/15/19	1,472,000	1,440,970
Glencore Funding LLC (a) 3.125% 4/29/19	1,115,000	1,115,669

		4,488,660

Semiconductors — 0.5%
Applied Materials, Inc. 5.850% 6/15/41	1,000,000	1,194,898
Intel Corp. 3.250% 8/01/39	1,225,000	2,054,172
Micron Technology, Inc., Convertible 2.125% 2/15/33	1,018,000	3,198,429
Micron Technology, Inc., Convertible 3.000% 11/15/43	514,000	675,910

		7,123,409

Software — 0.5%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	655,000	680,662
CA, Inc. 2.875% 8/15/18	730,000	739,976
CA, Inc. 5.375% 12/01/19	1,530,000	1,698,784
Citrix Systems, Inc., Convertible (a) 0.500% 4/15/19	2,090,000	2,280,713
Microsoft Corp. 3.000% 10/01/20	340,000	352,743
Oracle Corp. 1.200% 10/15/17	1,425,000	1,414,724

		7,167,602

Telecommunications — 2.1%
America Movil SAB de CV 5.000% 3/30/20	500,000	547,155
America Movil SAB de CV 6.125% 3/30/40	525,000	611,320
AT&T, Inc. 6.500% 9/01/37	1,135,000	1,378,995
AT&T, Inc. 6.550% 2/15/39	455,000	570,603
British Telecom PLC 9.625% 12/15/30	495,000	777,286

	Principal Amount	Value
CenturyLink, Inc. 6.150% 9/15/19	$560,000	$599,200
Cisco Systems, Inc. 5.500% 1/15/40	345,000	400,542
Deutsche Telekom International Finance BV 8.750% 6/15/30	475,000	690,640
Embarq Corp. 7.082% 6/01/16	780,000	849,487
Embarq Corp. 7.995% 6/01/36	145,000	156,731
ENTEL Chile SA (a) 4.875% 10/30/24	1,250,000	1,281,135
Juniper Networks, Inc. 4.600% 3/15/21	450,000	479,481
Juniper Networks, Inc. 5.950% 3/15/41	700,000	764,921
Qwest Corp. 8.375% 5/01/16	2,960,000	3,270,318
Rogers Communications, Inc. 7.500% 8/15/38	50,000	67,440
Sprint Communications, Inc. (a) 9.000% 11/15/18	2,600,000	3,003,000
Telecom Italia Capital 6.000% 9/30/34	115,000	112,556
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	700,000	730,542
Telefonica Emisiones SAU 3.992% 2/16/16	1,200,000	1,248,709
Telefonica Emisiones SAU 5.462% 2/16/21	475,000	528,987
Telefonica Emisiones SAU 6.421% 6/20/16	773,000	840,099
Verizon Communications, Inc. (a) 2.625% 2/21/20	1,650,000	1,629,301
Verizon Communications, Inc. (a) 4.862% 8/21/46	918,000	920,599
Verizon Communications, Inc. (a) 5.012% 8/21/54	1,083,000	1,088,141
Verizon Communications, Inc. 6.550% 9/15/43	1,082,000	1,351,842
Verizon Communications, Inc. 8.750% 11/01/18	829,000	1,033,295
Virgin Media Finance PLC 8.375% 10/15/19	3,375,000	3,525,187

		28,457,512

Transportation — 0.8%
Asciano Finance (a) 3.125% 9/23/15	925,000	942,050
Asciano Finance (a) 4.625% 9/23/20	610,000	645,970
Asciano Finance (a) 5.000% 4/07/18	1,150,000	1,238,918

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Burlington Northern Santa Fe LLC 6.150% 5/01/37	$720,000	$896,262
Canadian Pacific Railway Co. Ltd 7.250% 5/15/19	1,010,000	1,222,436
Con-way, Inc. 7.250% 1/15/18	1,285,000	1,478,678
CSX Corp. 7.250% 5/01/27	50,000	63,217
Norfolk Southern Corp. 6.000% 5/23/2111	375,000	450,746
Ryder System, Inc. 2.500% 3/01/18	2,980,000	3,035,184
Ryder System, Inc. 2.550% 6/01/19	425,000	425,584
Union Pacific Corp. 4.000% 2/01/21	500,000	541,260
Union Pacific Corp. 5.375% 6/01/33	520,000	578,896

		11,519,201

Trucking & Leasing — 0.5%
GATX Corp. 2.375% 7/30/18	865,000	870,141
GATX Corp. 3.500% 7/15/16	875,000	911,153
GATX Corp. 3.900% 3/30/23	530,000	539,297
GATX Corp. 4.750% 5/15/15	315,000	322,886
GATX Corp. 4.750% 6/15/22	925,000	999,957
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	1,805,000	1,794,822
TTX Co. (a) 3.050% 11/15/22	900,000	863,710

		6,301,966

TOTAL CORPORATE DEBT (Cost $581,501,917)		608,971,747

MUNICIPAL OBLIGATIONS — 0.9%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,950,000	4,117,085
New York City Municipal Water Finance Authority BAB 5.882% 6/15/44	105,000	132,774
State of California 5.950% 4/01/16	410,000	441,562
State of California BAB 7.550% 4/01/39	120,000	174,984
State of California BAB 7.600% 11/01/40	3,160,000	4,672,660

	Principal Amount	Value
State of Illinois 5.365% 3/01/17	$2,200,000	$2,369,532

		11,908,597

TOTAL MUNICIPAL OBLIGATIONS (Cost $11,510,548)		11,908,597

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.7%
Automobile ABS — 0.9%
American Credit Acceptance Receivables Trust, Series 2014-3, Class A (a) 0.990% 8/10/18	3,049,690	3,048,075
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A (a) 2.500% 2/20/21	1,560,000	1,545,025
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/15/42	1,205,769	1,244,004
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	1,953,678	1,943,665
CPS Auto Trust, Series 2014-A, Class A (a) 1.210% 8/15/18	1,370,768	1,368,977
CPS Auto Trust, Series 2013-D, Class A (a) 1.540% 7/16/18	1,440,585	1,443,664
CPS Auto Trust, Series 2011-B, Class A (a) 3.680% 9/17/18	304,749	310,537
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	29,140	29,158
Rental Car Finance Corp., Series 2011-1A, Class A1 (a) 2.510% 2/25/16	675,000	677,377

		11,610,482

Commercial MBS — 6.2%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.948% 2/10/51	1,643,485	1,798,746
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.427% 2/10/51	2,143,000	2,405,628
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.470% 2/10/51	1,310,000	1,454,505

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	$1,408,192	$1,421,382
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	1,345,000	1,442,837
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	925,000	992,093
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	67,733	67,829
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 VRN 5.471% 1/12/45	800,000	867,443
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM VRN 5.513% 1/12/45	2,545,000	2,714,799
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	1,400,000	1,539,349
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	1,395,000	1,531,455
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.915% 6/11/50	2,870,000	3,174,733
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.929% 9/11/38	1,650,000	1,755,209
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class B (a) 3.703% 10/15/45	1,060,000	1,048,156
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	1,375,000	1,435,965
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A4 VRN 4.236% 2/10/47	1,410,000	1,497,709

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class AM VRN 5.650% 12/10/49	$1,335,000	$1,464,550
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.973% 6/10/46	950,000	1,005,129
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.989% 12/10/49	2,487,000	2,743,954
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4 VRN 5.609% 2/15/39	1,145,000	1,196,019
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	995,000	1,043,247
DBRR Trust, Series 2013-EZ3, Class A VRN (a) 1.636% 12/18/49	1,715,491	1,724,337
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	950,000	982,955
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.014% 7/10/38	2,555,296	2,712,367
GS Mortgage Securities Corp., Series 2014-4R, Class AS 0.335% 1/26/34	1,735,000	1,662,304
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	488,000	536,914
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	446,500	461,079
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,240,000	1,320,317
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM VRN 5.466% 6/12/47	1,620,000	1,745,993
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	3,000,000	3,220,527

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	$2,520,000	$2,768,407
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 6.066% 6/12/46	1,288,390	1,364,787
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (a) 5.200% 6/15/44	1,325,000	1,452,129
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	950,000	1,022,340
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	2,100,000	2,263,707
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	1,520,000	1,636,451
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	331,510	334,340
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.455% 1/11/43	880,000	988,279
STRIPs Ltd., Series 2012-1A, Class A (a) 1.500% 12/25/44	1,066,940	1,056,270
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.573% 8/15/39	639,091	643,207
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.573% 8/15/39	975,000	1,011,994
VFC LLC, Series 2014-2, Class A (Acquired 7/9/14, Cost $1,400,000) (a) (d) 2.750% 7/20/30	1,107,036	1,107,082
VNO Mortgage Trust, Series 2013-PENN, Class A (a) 3.808% 12/13/29	1,450,000	1,519,424
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM 5.339% 11/15/48	3,015,000	3,240,445
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	1,920,000	2,021,458
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.499% 12/15/44	2,255,000	2,352,679

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	$1,240,000	$1,325,759
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM VRN 5.591% 4/15/47	1,400,000	1,521,042
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM VRN 6.140% 2/15/51	1,525,000	1,665,589
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM VRN 6.170% 6/15/45	2,667,000	2,840,515
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	331,599	344,815
Wells Fargo Reremic Trust, Series 2012-IO, Class A (a) 1.750% 8/20/21	627,878	628,160
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	750,000	772,026
WF-RBS Commercial Mortgage Trust, Series 2013-UBS1, Class A3 3.591% 3/15/46	2,325,000	2,392,510
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	650,000	669,812

		83,910,757

Home Equity ABS — 2.4%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.880% 1/25/35	1,253,670	1,183,437
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.425% 8/25/35	378,559	375,348
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.485% 11/25/35	827,834	815,034
Aegis Asset Backed Securities Trust, Series 2005-2, Class M1 FRN 0.575% 6/25/35	455,162	445,808
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.895% 11/25/34	87,486	87,442
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.815% 6/25/35	408,973	405,228
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.830% 2/25/35	370,599	367,070

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bayview Financial Mortgage Pass-Through Trust, Series 2005-C, Class M1 FRN 0.652% 6/28/44	$1,340,000	$1,312,559
Bear Stearns Asset-Backed Securities I Trust, Series 2006-EC2, Class M1 FRN 0.555% 2/25/36	803,810	760,159
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE9, Class M1 FRN 0.665% 10/25/35	786,033	774,452
BNC Mortgage Loan Trust, Series 2007-1, Class A2 FRN 0.215% 3/25/37	296,517	295,147
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1 FRN (a) 0.355% 11/25/45	1,546,658	1,488,868
Citigroup Mortgage Loan Trust, Series 2003-HE4, Class A FRN (a) 0.565% 12/25/33	80,910	80,748
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2 FRN 0.585% 7/25/35	499,156	485,577
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.605% 8/25/35	590,988	577,297
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.615% 9/25/34	180,089	178,887
Countrywide Asset-Backed Certificates, Series 2005-8, Class M1 FRN 0.625% 12/25/35	567,925	565,118
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.645% 12/25/35	457,060	454,672
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.055% 2/25/35	541,680	493,509
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (a) 0.445% 7/25/36	474,630	472,597
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.575% 5/25/36	1,823,858	1,777,407
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.585% 5/25/35	1,145,218	1,134,362
First Franklin Mortgage Loan Trust, Series 2005-FF7, Class M1 FRN 0.605% 7/25/35	1,276,631	1,250,684

	Principal Amount	Value
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.395% 1/25/36	$455,659	$442,247
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.585% 4/25/35	390,289	371,718
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.325% 8/25/36	378,310	373,488
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (a) 0.935% 12/25/32	548,845	544,563
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.435% 8/25/45	9,791	9,791
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.950% 2/25/35	1,119,296	1,072,404
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.980% 6/25/35	2,091,398	2,012,720
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.875% 3/25/35	1,785,000	1,655,395
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.887% 6/28/35	1,868,797	1,841,890
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 0.917% 6/28/35	950,000	882,493
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.905% 7/25/35	1,222,069	1,209,791
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 6.709% 10/25/28	148	149
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.625% 5/25/35	36,298	36,144
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.415% 9/25/35	761,139	758,441
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.535% 8/25/35	582,377	574,712
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.655% 3/25/35	497,775	490,454
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1 FRN 0.555% 10/25/35	1,305,000	1,250,999

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M1 FRN 0.565% 9/25/35	$1,008,912	$992,502
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.405% 1/25/36	15,796	15,783
Residential Asset Securities Corp., Series 2005-EMX4, Class M1 FRN 0.585% 11/25/35	1,413,219	1,382,053
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.515% 8/25/35	414,965	412,900

		32,112,047

Other ABS — 6.3%
321 Henderson Receivables LLC, Series 2014-2A, Class A (a) 3.610% 6/15/46	1,630,000	1,622,078
AIMCO CLO Ltd., Series 2014-AA, Class A FRN (a) 1.763% 7/20/26	2,250,000	2,254,493
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	1,949,518	1,944,644
Apidos CLO XV, Series 2013-15A, Class A1 FRN (a) 1.584% 10/20/25	745,000	740,932
Applebee’s/IHOP Funding LLC, Series 2014-1, Class A2 (a) 4.277% 9/05/44	2,500,000	2,476,230
ARL First LLC, Series 2012-1A, Class A1 FRN (a) 1.904% 12/15/42	2,174,151	2,204,959
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (a) 1.040% 1/10/17	1,215,000	1,213,895
Avery Point CLO Ltd., Series 2014-5A, Class A FRN (a) 1.696% 7/17/26	2,200,000	2,197,529
Avery Point III CLO Ltd., Series 2013-3A, Class A FRN (a) 1.634% 1/18/25	1,250,000	1,244,201
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	964,184	962,738
Birchwood Park CLO Ltd., Series 2014-1A, Class A FRN (a) 1.674% 7/15/26	2,180,000	2,179,982
Blue Hill CLO Ltd., Series 2013-1A, Class A FRN (a) 1.714% 1/15/26	825,000	825,294

	Principal Amount	Value
BlueMountain CLO Ltd., Series 2013-2A, Class A FRN (a) 1.432% 1/22/25	$930,000	$919,663
BlueMountain CLO Ltd., Series 2013-3A, Class A FRN (a) 1.627% 10/29/25	650,000	648,899
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	525,250	540,860
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (a) 1.753% 4/17/25	3,415,000	3,417,616
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	351,900	357,706
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.334% 8/18/21	321,818	320,924
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	2,879,425	3,033,353
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	580,513	599,572
Eaton Vance CLO, Series 2014-1A, Class A FRN (a) 1.685% 7/15/26	2,925,000	2,921,768
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	2,178,072	2,174,329
Galaxy XII CLO Ltd., Series 2012-12A, Class A FRN (a) 1.632% 5/19/23	1,000,000	997,847
Global Container Assets Ltd., Series 2013-1A, Class A1 (a) 2.200% 11/05/28	1,505,416	1,514,471
Global SC Finance II SRL, Series 2014-1A, Class A1 (a) 3.190% 7/17/29	1,445,500	1,435,178
Global SC Finance II SRL, Series 2013-2A, Class A (a) 3.670% 11/17/28	1,489,583	1,514,605
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (a) 1.384% 4/25/25	3,600,000	3,554,878
Hercules Capital Funding Trust, Series 2012-1A, Class A (a) 3.320% 12/16/17	471,256	472,729
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.406% 6/02/17	1,425,000	1,446,944
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	1,932,477	1,942,826

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Horizon Funding Trust, Series 2013-1A, Class A (a) 3.000% 5/15/18	$770,817	$773,225
Icon Brand Holdings LLC, Series 2012-1A, Class A (a) 4.229% 1/25/43	995,857	998,785
Icon Brand Holdings LLC, Series 2013-1A, Class A (a) 4.352% 1/25/43	1,036,734	1,034,267
ING Investment Management CLO Ltd., Series 2012-3A, Class A FRN (a) 1.684% 10/15/22	700,000	699,948
ING Investment Management CLO Ltd., Series 2013-3A, Class A1 FRN (a) 1.684% 1/18/26	1,850,000	1,848,796
LCM Ltd., Series 10AR, Class AR FRN (a) 1.494% 4/15/22	3,250,000	3,249,948
LCM Ltd., Series 16A, Class A FRN (a) 1.758% 7/15/26	2,850,000	2,851,000
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (a) 1.682% 7/20/26	2,900,000	2,897,805
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	555,915	562,747
New York City Tax Lien, Series 2012-AA, Class A (a) 1.230% 11/10/25	194,808	194,620
Nomad CLO Ltd., Series 2013-1A, Class A1 FRN (a) 1.434% 1/15/25	1,575,000	1,560,091
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A FRN (a) 1.354% 4/20/25	2,100,000	2,070,564
OHA Loan Funding Ltd., Series 2013-1A, Class A FRN (a) 1.483% 7/23/25	1,710,000	1,694,461
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	731,195	731,090
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.654% 10/17/16	1,100,000	1,099,433
Race Point VIII CLO Ltd., Series 2013-8A, Class A FRN (a) 1.482% 2/20/25	700,000	694,235
Race Point VIII CLO Ltd., Series 2012-7A, Class A FRN (a) 1.645% 11/08/24	1,200,000	1,197,829
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	245,527	249,735

	Principal Amount	Value
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A (a) 2.200% 10/20/30	$1,089,492	$1,093,181
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	1,657,593	1,766,426
SpringCastle America Funding LLC, Series 2014-AA, Class A (a) (c) 2.700% 5/25/23	3,400,000	3,399,777
Springleaf Funding Trust, Series 2013-AA, Class A (a) 2.580% 9/15/21	1,450,000	1,460,235
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	405,840	419,819
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	1,630,219	1,621,197
TAL Advantage LLC, Series 2006-1A FRN (a) 0.376% 4/20/21	253,333	251,092
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.554% 10/15/15	2,137,000	2,153,297
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	467,139	490,219
Westgate Resorts LLC, Series 2012-2A, Class A (a) 3.000% 1/20/25	386,769	389,303

		85,134,268

Student Loans ABS — 2.8%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.365% 8/25/26	174,349	173,749
Access Group, Inc., Series 2003-A, Class A3 FRN 1.225% 7/01/38	1,134,503	1,043,059
College Loan Corp. Trust, Series 2002-1, Class B1 FRN (a) 1.636% 3/01/42	1,050,000	871,500
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.657% 1/25/47	1,500,000	1,260,000
College Loan Corp. Trust I, Series 2002-1, Class A5 FRN (a) (e) 0.994% 3/01/42	700,000	677,250
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.450% 6/15/43	1,075,000	1,061,622
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.520% 6/15/43	1,100,000	1,081,960

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.654% 6/15/43	$1,750,000	$1,745,625
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.892% 6/15/43	650,000	613,106
Educational Funding of the South, Inc., Series 2011-1, Class B FRN 3.934% 4/25/46	625,000	698,671
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.335% 8/25/25	282,917	282,370
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.355% 11/25/26	946,657	942,662
Higher Education Funding I, Series 2004-1, Class B2 FRN (a) 0.047% 1/01/44	450,000	370,171
Higher Education Funding I, Series 2004-1, Class B1 FRN (a) 0.072% 1/01/44	450,000	383,338
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.544% 9/27/35	1,560,000	1,499,534
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1 FRN 0.871% 10/25/35	1,970,233	1,973,802
Nelnet Student Loan Trust, Series 2005-4, Class A4A FRN 0.468% 3/22/32	325,000	304,825
Nelnet Student Loan Trust, Series 2006-3, Class B FRN 0.484% 6/25/41	1,211,111	1,088,155
Nelnet Student Loan Trust, Series 2014-6A, Class A FRN (a) 0.801% 11/25/47	3,768,560	3,748,459
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.955% 4/25/46	480,365	484,451
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.448% 5/28/26	372,407	371,937
Panhandle-Plains Student Finance Corp., Series 2001-A2 1.656% 12/01/31	1,900,000	1,828,558
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.404% 7/15/36	3,676,364	3,653,023
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.534% 7/15/36	378,000	359,140

	Principal Amount	Value
SLM Private Education Loan Trust, Series 2013-R1, Class A FRN (a) 1.655% 3/25/33	$938,168	$947,434
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 0.304% 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 0.306% 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2007-3, Class B FRN 0.384% 1/25/28	2,400,000	2,103,790
SLM Student Loan Trust, Series 2013-2, Class B FRN 1.656% 6/25/43	1,420,000	1,414,475
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.660% 9/15/28	650,000	650,000
SLM Student Loan Trust, Series 2002-7, Class A10 FRN 2.640% 3/15/28	965,000	965,000
SLM Student Loan Trust, Series 2002-7, Class A11 FRN 2.640% 3/15/28	1,850,000	1,850,000
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.654% 6/17/30	250,000	242,750
South Carolina Student Loan Corp., Series 2014-1, Class A2 FRN 1.168% 1/03/33	1,800,000	1,791,841
South Carolina Student Loan Corp., Series 2014-1, Class B FRN 1.668% 8/01/35	1,100,000	1,036,650

		37,718,845

WL Collateral CMO — 0.1%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.678% 8/25/34	113,169	110,270
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	28,388	27,971
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.900% 9/25/33	7,687	6,977
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.390% 8/25/34	21,703	20,468
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.515% 7/25/35	134,509	132,967

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.371% 8/25/34	$80,070	$68,200
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.405% 8/25/36	127,365	117,595
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.230% 2/25/34	9,861	9,152
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.369% 7/25/33	5,277	5,270
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	261	262
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.568% 3/25/34	55,648	55,548
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.515% 4/25/44	122,481	124,024

		678,704

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.405% 11/25/37	531,506	525,231
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.747% 6/25/32	33,606	32,670

		557,901

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $248,239,686)		251,723,004

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Brazilian Government International Bond 4.875% 1/22/21	425,000	451,775
Colombia Government International Bond 7.375% 3/18/19	725,000	864,563
Mexico Government International Bond 4.750% 3/08/44	1,955,000	1,940,337
Peruvian Government International Bond 6.550% 3/14/37	405,000	510,300

	Principal Amount	Value
Poland Government International Bond 6.375% 7/15/19	$690,000	$810,750
Province of Quebec Canada 7.500% 9/15/29	390,000	552,467
Republic of Brazil International Bond 5.625% 1/07/41	1,315,000	1,357,738
Republic of Brazil International Bond 5.875% 1/15/19	876,000	985,500
Republic of Turkey International Bond 3.250% 3/23/23	405,000	364,500
Republic of Turkey International Bond 4.875% 4/16/43	474,000	427,548
Republic of Turkey International Bond 6.750% 4/03/18	840,000	930,300
United Mexican States 5.125% 1/15/20	850,000	943,500
United Mexican States 6.750% 9/27/34	685,000	869,950

		11,009,228

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,408,951)		11,009,228

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 29.4%
Collateralized Mortgage Obligations — 2.1%
Fannie Mae Benchmark REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	1,375,793	1,507,847
Federal Home Loan Mortgage Corp.
Series 4303, Class AP 3.000% 8/15/43	5,918,422	6,076,286
Series 4290, Class CA 3.500% 12/15/38	3,070,417	3,199,062
Series 2617, Class Z 5.500% 5/15/33	3,223,297	3,605,545
Series 2693, Class Z 5.500% 10/15/33	5,464,390	6,042,925
Series 2178, Class PB 7.000% 8/15/29	110,931	126,624
Federal National Mortgage Association
Series 2014-7, Class VA 3.500% 5/25/25	1,825,489	1,927,917
Series 2014-48, Class AB 4.000% 10/25/40	4,571,652	4,865,671
Series 2010-60, Class HJ 5.500% 5/25/40	1,234,091	1,365,637
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	113,936	128,299

		28,845,813

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities — 27.3%
Federal Home Loan Mortgage Corp. Pool #G11630 3.500% 6/01/19	$232,243	$243,900
Pool #J13972 3.500% 1/01/26	136,066	143,151
Pool #C91344 3.500% 11/01/30	304,611	317,046
Pool #C91424 3.500% 1/01/32	207,001	215,451
Pool #C91239 4.500% 3/01/29	20,282	22,050
Pool #C91251 4.500% 6/01/29	139,825	152,010
Pool #G05253 5.000% 2/01/39	675,837	744,978
Pool #C90939 5.500% 12/01/25	74,061	82,271
Pool #D97258 5.500% 4/01/27	145,856	162,441
Pool #C91026 5.500% 4/01/27	130,786	145,620
Pool #C91074 5.500% 8/01/27	11,989	13,352
Pool #D97417 5.500% 10/01/27	86,469	96,385
Pool #C91128 5.500% 12/01/27	6,218	6,935
Pool #C91148 5.500% 1/01/28	247,014	275,460
Pool #C91176 5.500% 5/01/28	86,902	96,984
Pool #C91217 5.500% 11/01/28	37,391	41,704
Pool #E85389 6.000% 9/01/16	11,121	11,570
Pool #G11431 6.000% 2/01/18	9,120	9,575
Pool #E85032 6.500% 9/01/16	3,403	3,536
Pool #E85409 6.500% 9/01/16	24,685	25,652
Pool #E85301 6.500% 9/01/16	42,283	44,097
Pool #C01079 7.500% 10/01/30	3,433	4,084
Pool #C01135 7.500% 2/01/31	10,201	12,121
Pool #554904 9.000% 3/01/17	55	59
Federal National Mortgage Association
Pool #775539 2.117% 5/01/34 FRN	121,117	129,344

	Principal Amount	Value
Pool #725692 2.271% 10/01/33 FRN	$312,173	$330,697
Pool #888586 2.341% 10/01/34 FRN	316,951	336,666
Pool #890328 3.000% 9/01/20	1,366,612	1,420,982
Pool #AL1382 3.000% 2/01/27	684,584	707,903
Pool #AO8180 3.000% 9/01/42	59,138	58,443
Pool #AB7397 3.000% 12/01/42	267,419	264,275
Pool #AB7401 3.000% 12/01/42	263,215	260,120
Pool #AP8668 3.000% 12/01/42	317,525	313,792
Pool #AR1975 3.000% 12/01/42	74,543	73,666
Pool #AR0306 3.000% 1/01/43	21,725	21,456
Pool #AR5391 3.000% 1/01/43	188,644	186,426
Pool #AL3215 3.000% 2/01/43	250,912	247,805
Pool #AR4109 3.000% 2/01/43	212,746	210,111
Pool #AR4432 3.000% 3/01/43	91,333	90,202
Pool #AT0169 3.000% 3/01/43	413,151	408,035
Pool #AB8809 3.000% 3/01/43	134,306	132,643
Pool #MA1368 3.000% 3/01/43	462,679	456,949
Pool #AR2174 3.000% 4/01/43	462,571	456,843
Pool #890564 3.000% 6/01/43	4,494,746	4,458,050
Pool #AB1485 3.500% 9/01/30	154,182	160,476
Pool #MA0625 3.500% 1/01/31	246,394	256,452
Pool #AJ3722 3.500% 12/01/31	331,980	345,531
Pool #MA1084 3.500% 6/01/32	2,542,854	2,646,654
Pool #MA1138 3.500% 8/01/32	42,289	44,015
Pool #AB6353 3.500% 10/01/32	3,152,453	3,281,137
Pool #AP9736 3.500% 10/01/42	1,853,997	1,897,233

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AQ0546 3.500% 11/01/42	$463,206	$474,008
Pool #AR8708 3.500% 4/01/43	1,321,185	1,347,867
Pool #AT0998 3.500% 4/01/43	6,722,676	6,858,442
Pool #AT4050 3.500% 5/01/43	1,778,221	1,814,133
Pool #MA1463 3.500% 6/01/43	4,335,980	4,423,546
Pool #AA3980 4.500% 4/01/28	194,127	212,501
Pool #AD0836 5.500% 11/01/28	235,935	262,798
Pool #587994 6.000% 6/01/16	4,638	4,807
Pool #253880 6.500% 7/01/16	14,774	15,330
Pool #575667 7.000% 3/01/31	14,315	16,692
Pool #497120 7.500% 8/01/29	385	457
Pool #529453 7.500% 1/01/30	3,140	3,733
Pool #531196 7.500% 2/01/30	410	487
Pool #532418 7.500% 2/01/30	4,883	5,805
Pool #530299 7.500% 3/01/30	480	562
Pool #536386 7.500% 4/01/30	556	661
Pool #535996 7.500% 6/01/31	14,130	16,779
Pool #523499 8.000% 11/01/29	490	576
Pool #252926 8.000% 12/01/29	429	517
Pool #532819 8.000% 3/01/30	220	266
Pool #537033 8.000% 4/01/30	4,773	5,789
Pool #534703 8.000% 5/01/30	3,315	4,007
Pool #253437 8.000% 9/01/30	313	378
Pool #253481 8.000% 10/01/30	180	218
Pool #190317 8.000% 8/01/31	6,750	8,156
Pool #596656 8.000% 8/01/31	3,385	3,866

	Principal Amount	Value
Pool #602008 8.000% 8/01/31	$9,523	$11,540
Pool #597220 8.000% 9/01/31	7,401	8,997
Federal National Mortgage Association TBA
Pool #6560 2.500% 9/01/27 (c)	73,650,000	74,047,018
Pool #9768 3.000% 9/01/42 (c)	54,220,000	53,436,353
Pool #17115 3.500% 5/01/42 (c)	24,500,000	25,037,851
Pool #18388 4.000% 2/01/42 (c)	23,050,000	24,290,738
Pool #21133 4.500% 3/01/40 (c)	37,675,000	40,650,737
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	6,298,661	6,526,249
Pool #371146 7.000% 9/15/23	984	1,114
Pool #352022 7.000% 11/15/23	14,352	16,314
Pool #374440 7.000% 11/15/23	794	900
Pool #491089 7.000% 12/15/28	33,973	39,608
Pool #483598 7.000% 1/15/29	4,357	5,070
Pool #480539 7.000% 4/15/29	542	634
Pool #478658 7.000% 5/15/29	2,653	3,110
Pool #488634 7.000% 5/15/29	2,859	3,342
Pool #500928 7.000% 5/15/29	6,342	7,390
Pool #499410 7.000% 7/15/29	1,530	1,795
Pool #508655 7.000% 7/15/29	167	196
Pool #510083 7.000% 7/15/29	2,763	3,226
Pool #493723 7.000% 8/15/29	13,366	15,676
Pool #516706 7.000% 8/15/29	185	206
Pool #505558 7.000% 9/15/29	1,710	2,004
Pool #581417 7.000% 7/15/32	30,706	36,182

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #591581 7.000% 8/15/32	$16,046	$18,944
Pool #203940 7.500% 4/15/17	4,595	4,890
Pool #181168 7.500% 5/15/17	1,033	1,106
Pool #193870 7.500% 5/15/17	4,322	4,624
Pool #192796 7.500% 6/15/17	582	623
Pool #226163 7.500% 7/15/17	7,228	7,761
Government National Mortgage Association II
Pool #008746 1.625% 11/20/25 FRN	8,334	8,543
Pool #080136 1.625% 11/20/27 FRN	1,538	1,581
Pool #82488 1.625% 3/20/40 FRN	1,077,663	1,116,480
Pool #82462 3.500% 1/20/40 FRN	1,226,752	1,288,191
Pool #G2MA2149 4.000% 8/20/44	26,594,840	28,269,485
Government National Mortgage Association TBA
Pool #548 3.000% 11/01/42 (c)	23,325,000	23,476,249
Pool #1367 4.000% 10/01/42 (c)	28,775,000	30,521,732
Pool #1523 4.500% 12/01/40 (c)	19,750,000	21,424,121

		367,839,299

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $398,001,399)		396,685,112

U.S. TREASURY OBLIGATIONS — 4.1%
U.S. Treasury Bonds & Notes — 4.1%
U.S. Treasury Bond (f) (g) 2.750% 8/15/42	15,715,000	14,397,280
U.S. Treasury Bond 2.875% 5/15/43	7,600,000	7,117,480
U.S. Treasury Bond 3.375% 5/15/44	9,110,000	9,401,274
U.S. Treasury Bond 4.500% 2/15/36	8,910,000	10,997,509
U.S. Treasury Inflation Index 0.375% 7/15/23	13,821,030	13,670,947

	Principal Amount	Value
U.S. Treasury Note 1.625% 4/30/19	$405,000	$403,481

		55,987,971

TOTAL U.S. TREASURY OBLIGATIONS (Cost $53,718,449)		55,987,971

TOTAL BONDS & NOTES (Cost $1,303,380,950)		1,336,285,659

	Notional Amount
PURCHASED OPTIONS — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
3-Month LIBOR BBA 10 Year Swaption, Call, Expires 4/25/16, Strike 2.50 (OTC —Credit Suisse International, receive fixed rate); Underlying swap terminates 4/27/26	$110,730,000	1,214,729

TOTAL PURCHASED OPTIONS (Cost $1,942,897)		1,214,729

TOTAL LONG-TERM INVESTMENTS (Cost $1,307,698,847)		1,339,826,938

	Principal Amount
SHORT-TERM INVESTMENTS — 22.5%
Commercial Paper — 22.5%
Agrium, Inc. 0.350% 12/16/14	$4,685,000	4,681,538
Agrium, Inc. 0.380% 1/20/15	5,200,000	5,193,907
Apache Corp. (a) 0.260% 10/06/14	3,360,000	3,359,879
Apache Corp. (a) 0.270% 10/01/14	6,100,000	6,100,000
BAT International Finance (a) 0.320% 10/09/14	1,300,000	1,299,908
Centrica PLC (a) 0.350% 10/02/14	10,000,000	9,999,903
Daimler Finance North America LLC (a) 0.600% 3/10/15	10,000,000	9,973,333

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Discovery Communication, LLC (a) 0.310% 10/08/14	$3,640,000	$3,639,781
Duke Energy Corp. (a) 0.350% 2/24/15	13,500,000	13,480,837
Enbridge (US), Inc. (a) 0.280% 10/14/14	6,917,000	6,916,301
Enbridge (US), Inc. (a) 0.330% 10/28/14	4,536,000	4,534,877
Enbridge (US), Inc. (a) 0.330% 11/05/14	5,000,000	4,998,396
Enbridge (US), Inc. (a) 0.350% 11/26/14	3,300,000	3,298,203
Enterprise Products Operating LLC (a) 0.280% 10/10/14	3,965,000	3,964,722
ERAC USA Finance LLC (a) 0.340% 11/04/14	10,000,000	9,996,789
Experian Finance PLC (a) 0.330% 11/10/14	10,000,000	9,996,333
Experian Finance PLC (a) 0.330% 11/12/14	6,170,000	6,167,625
Glencore Funding LLC (a) 0.400% 10/08/14	10,100,000	10,099,214
Glencore Funding LLC (a) 0.420% 11/05/14	2,000,000	1,999,183
Glencore Funding LLC (a) 0.447% 11/05/14	2,900,000	2,898,759
Glencore Funding LLC (a) 0.550% 10/07/14	3,000,000	2,999,725
Hewlett-Packard Co. (a) 0.360% 10/28/14	20,000,000	19,994,600
Holcim US Finance SARL & Cie (a) 0.380% 10/23/14	10,000,000	9,997,678
Holcim US Finance SARL & Cie (a) 0.380% 11/03/14	8,000,000	7,997,213
Hyundai Capital America (a) 0.310% 12/15/14	4,000,000	3,997,417
Marriott International, Inc. (a) 0.290% 10/08/14	19,725,000	19,723,888
Nabors Industries, Inc. (a) 0.355% 12/11/14	15,000,000	14,989,646
National Grid USA (a) 0.350% 11/20/14	6,000,000	5,997,083
Noble Corp. (a) 0.350% 10/01/14	20,000,000	20,000,000
Plains Midstream (a) 0.260% 10/03/14	2,750,000	2,749,960
Rockwell Collins, Inc. (a) 0.330% 12/18/14	3,800,000	3,797,283
Sempra Energy Holdings (a) 0.611% 12/09/14	5,000,000	4,994,250
Sempra Energy Holdings (a) 0.715% 3/06/15	10,000,000	9,969,667

	Principal Amount	Value
Time Warner Cable, Inc. (a) 0.300% 11/04/14	$9,000,000	$8,997,450
Vodafone Group PLC (a) 0.470% 6/08/15	5,000,000	4,983,681
Vodafone Group PLC (a) 0.499% 6/01/15	8,000,000	7,973,540
Vodafone Group PLC (a) 0.550% 4/08/15	5,000,000	4,985,563
WellPoint, Inc. (a) 0.427% 10/01/14	10,000,000	10,000,000
WPP CP LLC (a) 0.340% 12/11/14	6,000,000	5,995,977
WPP CP LLC (a) 0.540% 12/10/14	10,900,000	10,888,555

		303,632,664

TOTAL SHORT-TERM INVESTMENTS (Cost $303,632,664)		303,632,664

TOTAL INVESTMENTS — 121.9% (Cost $1,611,331,511) (h)		1,643,459,602

Other Assets/(Liabilities) — (21.9)%		(294,911,816)

NET ASSETS — 100.0%		$1,348,547,786

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to a value of $517,667,313 or 38.39% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2014, these securities amounted to a value of $41,759 or 0.00% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2014, these securities amounted to a value of $1,107,082 or 0.08% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2014, these securities amounted to a value of $677,250 or 0.05% of net assets.
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	A portion of this security is held as collateral for open swap agreements (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Money Market Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
Commercial Paper — 81.3%
ABB Treasury Center USA, Inc. (a) 0.080% 10/07/14	$6,400,000	$6,399,915
American Honda Finance Corp. 0.070% 10/06/14	1,800,000	1,799,983
American Honda Finance Corp. 0.130% 10/08/14	4,500,000	4,499,886
Bank of Nova Scotia (a) 0.200% 2/10/15	3,550,000	3,547,397
BASF Aktiengesellschaft (a) 0.080% 10/27/14	6,200,000	6,199,642
Basin Electric Power Cooperative (a) 0.150% 12/17/14	1,500,000	1,499,519
Basin Electric Power Cooperative (a) 0.200% 1/06/15	5,000,000	4,997,306
BMW US Capital LLC (a) 0.100% 10/14/14	2,400,000	2,399,913
BP Capital Markets PLC (a) 0.080% 10/07/14	3,000,000	2,999,960
Brown-Forman Corp. (a) 0.110% 10/14/14	6,500,000	6,499,742
Cargill Global Funding PLC (a) 0.060% 10/07/14	6,250,000	6,249,937
Caterpillar Financial Services Corp. 0.100% 1/05/15	6,000,000	5,998,400
CDP Financial, Inc. (a) 0.120% 10/22/14	6,500,000	6,499,545
Coca-Cola Co., The (a) 0.120% 10/22/14	4,000,000	3,999,720
Coca-Cola Co., The (a) 0.210% 3/11/15	2,125,000	2,123,004
ConocoPhillips Qatar Funding Ltd. (a) 0.130% 10/31/14	2,700,000	2,699,708
ConocoPhillips Qatar Funding Ltd. (a) 0.110% 11/18/14	3,000,000	2,999,560
ConocoPhillips Qatar Funding Ltd. (a) 0.110% 11/19/14	750,000	749,888
Dover Corp. (a) 0.060% 10/03/14	6,250,000	6,249,979
E.I. Dupont (a) 0.070% 10/20/14	6,000,000	5,999,778
Emerson Electric Co. (a) 0.110% 10/21/14	1,500,000	1,499,908
Emerson Electric Co. (a) 0.100% 11/24/14	5,000,000	4,999,250
General Electric Capital Corp. 0.152% 2/05/15	3,000,000	2,998,396
General Electric Capital Corp. 0.180% 2/05/15	656,000	655,583
International Business Machines Corp. (a) 0.100% 12/18/14	5,000,000	4,998,917

	Principal Amount	Value
John Deere Capital Corp. (a) 0.070% 10/21/14	$5,075,000	$5,074,803
L’Oreal USA, Inc. (a) 0.080% 10/06/14	6,500,000	6,499,928
Microsoft Corp. (a) 0.080% 10/22/14	5,975,000	5,974,721
MUFG Union Bank NA 0.180% 1/16/15	4,875,000	4,872,392
National Rural Utilities Cooperative Finance Corp. 0.100% 10/17/14	1,700,000	1,699,924
National Rural Utilities Cooperative Finance Corp. 0.070% 10/21/14	4,500,000	4,499,825
Nestle Capital Corp. (a) 0.142% 10/02/14	3,000,000	2,999,988
Nestle Capital Corp. (a) 0.160% 10/03/14	2,500,000	2,499,978
NSTAR Electric Co. 0.140% 10/03/14	6,500,000	6,499,949
Paccar Financial Corp. 0.060% 10/28/14	2,000,000	1,999,910
Paccar Financial Corp. 0.060% 10/30/14	1,225,000	1,224,941
Paccar Financial Corp. 0.110% 12/04/14	3,250,000	3,249,364
Parker-Hannifin Corp. (a) 0.060% 10/24/14	3,500,000	3,499,866
Precision Castparts Corp. (a) 0.090% 10/24/14	2,000,000	1,999,885
Precision Castparts Corp. (a) 0.100% 10/28/14	4,250,000	4,249,681
Proctor & Gamble Co. (a) 0.110% 1/07/15	1,500,000	1,499,551
Proctor & Gamble Co. (a) 0.150% 2/02/15	5,000,000	4,997,417
Reckitt Benckiser Treasury Services PLC (a) 0.120% 12/04/14	600,000	599,872
Reckitt Benckiser Treasury Services PLC (a) 0.250% 1/13/15	3,750,000	3,747,292
Reckitt Benckiser Treasury Services PLC (a) 0.200% 2/06/15	800,000	799,431
Reckitt Benckiser Treasury Services PLC (a) 0.180% 2/12/15	800,000	799,464
Reckitt Benckiser Treasury Services PLC (a) 0.220% 4/21/15	480,000	479,407
Roche Holding, Inc. (a) 0.080% 11/12/14	6,500,000	6,499,393

The accompanying notes are an integral part of the portfolio of investments.

MML Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rockwell Automation, Inc. (a) 0.130% 10/10/14	$6,400,000	$6,399,792
Toyota Motor Credit Corp. 0.100% 11/04/14	6,500,000	6,499,386
UnitedHealth Group, Inc. (a) 0.140% 10/01/14	6,500,000	6,500,000
Wal-Mart Stores, Inc. (a) 0.050% 10/31/14	5,000,000	4,999,792
Wisconsin Electric Power Corp. 0.170% 10/02/14	1,200,000	1,199,994
Wisconsin Gas Co. 0.110% 10/10/14	5,200,000	5,199,857

		206,630,639

Corporate Debt — 2.3%
Bank of Nova Scotia FRN 1.274% 1/12/15	2,563,000	2,570,854
General Electric Capital Corp. FRN 0.614% 1/09/15	1,050,000	1,051,174
General Electric Capital Corp. VRN 1.000% 8/11/15	1,500,000	1,510,256
International Business Machines Corp. FRN 0.264% 7/29/15	750,000	750,241

		5,882,525

Discount Notes — 7.4%
Federal Farm Credit Discount Notes 0.075% 1/08/15	200,000	199,959
Federal Farm Credit Discount Notes 0.105% 3/31/15	200,000	199,895
Federal Farm Credit Discount Notes 0.120% 11/21/14	2,000,000	1,999,660
Federal Farm Credit Discount Notes 0.140% 5/05/15	120,000	119,899
Federal Home Loan Bank Discount Notes 0.060% 10/10/14	2,950,000	2,949,956
Federal Home Loan Bank Discount Notes 0.062% 10/31/14	545,000	544,972
Federal Home Loan Bank Discount Notes 0.065% 10/22/14	470,000	469,982
Federal Home Loan Bank Discount Notes 0.070% 10/03/14	2,000,000	1,999,992
Federal Home Loan Bank Discount Notes 0.075% 10/03/14	710,000	709,997
Federal Home Loan Bank Discount Notes 0.110% 3/06/15	2,825,000	2,823,653

	Principal Amount	Value
Federal Home Loan Mortgage Corp. 0.055% 2/19/15	$680,000	$679,854
Federal Home Loan Mortgage Corp. 0.060% 1/28/15	220,000	219,956
Federal Home Loan Mortgage Corp. 0.060% 2/11/15	360,000	359,920
Federal Home Loan Mortgage Corp. 0.070% 2/13/15	200,000	199,948
Federal Home Loan Mortgage Corp. 0.080% 2/02/15	145,000	144,895
Federal Home Loan Mortgage Corp. 0.090% 1/28/15	300,000	299,911
Federal National Mortgage Association 0.050% 2/17/15	675,000	674,870
Federal National Mortgage Association 0.060% 10/07/14	3,600,000	3,599,964
Federal National Mortgage Association 0.075% 2/18/15	300,000	299,797
Federal National Mortgage Association 0.090% 1/05/15	200,000	199,844

		18,696,924

Time Deposits — 0.2%
Euro Time Deposit 0.010% 10/01/14	569,449	569,449

U.S. Government Obligations — 8.0%
U.S. Treasury Note 0.125% 4/30/15	2,475,000	2,475,262
U.S. Treasury Note 0.250% 10/31/14	1,525,000	1,525,162
U.S. Treasury Note 0.250% 2/28/15	5,000,000	5,003,942
U.S. Treasury Note 0.250% 5/31/15	3,000,000	3,002,886
U.S. Treasury Note 0.375% 4/15/15	2,500,000	2,503,734
U.S. Treasury Note 0.375% 6/30/15	5,000,000	5,009,716
U.S. Treasury Note 2.125% 5/31/15	825,000	836,152

		20,356,854

U.S. Treasury Bills — 0.8%
U.S. Treasury Bill 0.095% 5/28/15	2,000,000	1,998,745

TOTAL SHORT-TERM INVESTMENTS (Cost $254,135,136)		254,135,136

The accompanying notes are an integral part of the portfolio of investments.

MML Money Market Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 100.0% (Cost $254,135,136) (b)	$254,135,136

Other Assets/(Liabilities) — (0.0)%	(82,827)

NET ASSETS — 100.0%	$254,052,309

Notes to Portfolio of Investments

FRN	Floating Rate Note
VRN	Variable Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to a value of $153,732,849 or 60.51% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 76.5%

CORPORATE DEBT — 39.9%
Aerospace & Defense — 0.1%
Exelis, Inc. 4.250% 10/01/16	$270,000	$284,089

Agriculture — 0.1%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	200,000	207,144

Airlines — 0.0%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	40,000	40,500
United Air Lines, Inc. (a) 10.110% 2/19/49	6,664	2,666

		43,166

Auto Manufacturers — 0.6%
General Motors Co. 3.500% 10/02/18	205,000	208,331
Hyundai Capital America (b) 2.550% 2/06/19	170,000	171,338
Volvo Treasury AB (b) 5.950% 4/01/15	750,000	769,402

		1,149,071

Automotive & Parts — 0.2%
Lear Corp. 8.125% 3/15/20	311,000	328,105

Banks — 2.6%
Deutsche Bank AG 1.400% 2/13/17	210,000	209,919
Deutsche Bank AG 2.500% 2/13/19	335,000	336,765
First Horizon National Corp. 5.375% 12/15/15	1,984,000	2,079,391
ICICI Bank Ltd. (b) 5.500% 3/25/15	1,530,000	1,560,661
Regions Financial Corp. 5.750% 6/15/15	515,000	531,414
Regions Financial Corp. 7.500% 5/15/18	130,000	151,564
Skandinaviska Enskilda Banken AB (b) 2.375% 3/25/19	200,000	200,008
SVB Financial Group 5.375% 9/15/20	75,000	83,898

		5,153,620

Beverages — 0.3%
Constellation Brands, Inc. 8.375% 12/15/14	635,000	642,620

	Principal Amount	Value
Building Materials — 1.1%
Lafarge SA (b) 6.200% 7/09/15	$400,000	$413,480
Lafarge SA 6.500% 7/15/16	185,000	198,412
Martin Marietta Materials, Inc. FRN (b) 1.333% 6/30/17	205,000	205,884
Masco Corp. 4.800% 6/15/15	490,000	501,637
Owens Corning, Inc. 6.500% 12/01/16	675,000	743,612

		2,063,025

Chemicals — 1.6%
Ashland, Inc. 3.000% 3/15/16	641,000	641,000
Cabot Corp. 5.000% 10/01/16	330,000	352,943
Incitec Pivot Ltd. (b) 4.000% 12/07/15	1,090,000	1,124,282
LyondellBasell Industries NV 5.000% 4/15/19	200,000	220,779
NOVA Chemicals Corp. 8.625% 11/01/19	150,000	156,750
RPM International, Inc. 6.125% 10/15/19	300,000	342,507
Yara International ASA (b) 5.250% 12/15/14	365,000	368,388

		3,206,649

Commercial Services — 1.0%
The ADT Corp. 2.250% 7/15/17	295,000	287,625
Brambles USA, Inc. (b) 3.950% 4/01/15	265,000	269,127
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	11,000	11,247
Equifax, Inc. 4.450% 12/01/14	825,000	826,210
The Western Union Co. 5.930% 10/01/16	545,000	594,245

		1,988,454

Computers — 0.2%
Hewlett-Packard Co. 2.125% 9/13/15	135,000	136,882
Hewlett-Packard Co. 2.200% 12/01/15	175,000	177,933
Hewlett-Packard Co. 3.000% 9/15/16	85,000	87,969

		402,784

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Distribution & Wholesale — 0.2%
Arrow Electronics, Inc. 3.375% 11/01/15	$345,000	$353,882
Arrow Electronics, Inc. 3.000% 3/01/18	105,000	107,618

		461,500

Diversified Financial — 9.8%
AerCap Ireland Capital Ltd. (b) 4.500% 5/15/21	710,000	688,700
Air Lease Corp. 3.375% 1/15/19	365,000	369,562
Air Lease Corp. 5.625% 4/01/17	1,315,000	1,418,556
Citigroup, Inc. 5.500% 10/15/14	52,000	52,097
Citigroup, Inc. 5.500% 2/15/17	2,250,000	2,439,052
ERAC USA Finance LLC (b) 5.900% 11/15/15	1,000,000	1,057,462
Ford Motor Credit Co. LLC 3.875% 1/15/15	455,000	459,372
Ford Motor Credit Co. LLC 12.000% 5/15/15	215,000	230,203
General Motors Financial Co., Inc. 2.625% 7/10/17	190,000	190,862
General Motors Financial Co., Inc. 2.750% 5/15/16	145,000	146,087
General Motors Financial Co., Inc. 3.000% 9/25/17	235,000	237,350
The Goldman Sachs Group, Inc. 1.600% 11/23/15	230,000	231,862
Hyundai Capital America (b) 3.750% 4/06/16	1,875,000	1,946,396
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 3.500% 3/15/17	955,000	945,450
International Lease Finance Corp. FRN 2.184% 6/15/16	750,000	742,500
International Lease Finance Corp. 3.875% 4/15/18	100,000	99,250
International Lease Finance Corp. 5.750% 5/15/16	741,000	774,345
Janus Capital Group, Inc. 6.700% 6/15/17	953,000	1,066,544
JP Morgan Chase & Co. 3.450% 3/01/16	890,000	921,712
Lazard Group LLC 6.850% 6/15/17	219,000	246,750
Merrill Lynch & Co., Inc. 5.700% 5/02/17	1,200,000	1,315,756
Merrill Lynch & Co., Inc. 6.050% 5/16/16	1,750,000	1,878,998

	Principal Amount	Value
Morgan Stanley 3.800% 4/29/16	$1,000,000	$1,041,920
Morgan Stanley 4.200% 11/20/14	335,000	335,197
Morgan Stanley 6.000% 4/28/15	175,000	180,392

		19,016,375

Electric — 1.3%
IPALCO Enterprises, Inc. 5.000% 5/01/18	315,000	331,931
IPALCO Enterprises, Inc. (b) 7.250% 4/01/16	2,110,000	2,252,425
Kansas Gas & Electric Co. 5.647% 3/29/21	34,836	36,918

		2,621,274

Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	115,000	116,725

Electronics — 0.4%
Amphenol Corp. 2.550% 1/30/19	215,000	216,396
Avnet, Inc. 6.625% 9/15/16	220,000	242,314
Jabil Circuit, Inc. 7.750% 7/15/16	145,000	159,500
Jabil Circuit, Inc. 8.250% 3/15/18	90,000	104,625

		722,835

Engineering & Construction — 0.1%
BAA Funding Ltd. (b) 2.500% 6/25/17	200,000	202,500

Foods — 0.3%
Tyson Foods, Inc. 2.650% 8/15/19	60,000	60,112
Tyson Foods, Inc. 6.600% 4/01/16	510,000	551,816

		611,928

Forest Products & Paper — 0.4%
Domtar Corp. 7.125% 8/15/15	280,000	292,996
Domtar Corp. 10.750% 6/01/17	400,000	483,915

		776,911

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	100,000	100,131

Health Care – Products — 0.1%
Hospira, Inc. 5.200% 8/12/20	155,000	166,902

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Holding Company – Diversified — 0.3%
Leucadia National Corp. 8.125% 9/15/15	$500,000	$532,125

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.000% 6/15/15	115,000	116,094

Insurance — 0.1%
AXIS Specialty Finance PLC 2.650% 4/01/19	90,000	90,297
Prudential Financial, Inc. 3.875% 1/14/15	115,000	116,132
Willis Group Holdings PLC 4.125% 3/15/16	55,000	57,127

		263,556

Internet — 0.3%
Baidu, Inc. 2.250% 11/28/17	200,000	201,210
Expedia, Inc. 7.456% 8/15/18	345,000	403,477

		604,687

Investment Companies — 0.4%
FS Investment Corp. 4.000% 7/15/19	365,000	364,638
Xstrata Finance Canada Ltd. (b) 2.050% 10/23/15	175,000	176,956
Xstrata Finance Canada Ltd. (b) 2.850% 11/10/14	250,000	250,555

		792,149

Iron & Steel — 0.9%
ArcelorMittal 4.250% 2/25/15	600,000	602,250
ArcelorMittal 9.500% 2/15/15	830,000	852,825
Commercial Metals Co. 6.500% 7/15/17	120,000	128,400
Reliance Steel & Aluminum Co. 6.200% 11/15/16	185,000	199,199

		1,782,674

Lodging — 0.1%
Wyndham Worldwide Corp. 2.950% 3/01/17	165,000	169,483

Machinery – Diversified — 0.6%
CNH Industrial Capital LLC (b) 3.375% 7/15/19	215,000	202,637
CNH Industrial Capital LLC 3.250% 2/01/17	105,000	103,425
CNH Industrial Capital LLC 3.625% 4/15/18	100,000	97,750
CNH Industrial Capital LLC 3.875% 11/01/15	150,000	150,938

	Principal Amount	Value
CNH Industrial Capital LLC 6.250% 11/01/16	$190,000	$199,975
Roper Industries, Inc. 1.850% 11/15/17	350,000	351,230

		1,105,955

Manufacturing — 1.7%
Bombardier, Inc. (b) 4.250% 1/15/16	398,000	403,970
Harsco Corp 2.700% 10/15/15	1,106,000	1,101,853
Textron, Inc. 6.200% 3/15/15	900,000	922,682
Tyco Electronics Group SA 6.550% 10/01/17	700,000	797,082

		3,225,587

Mining — 0.7%
Vale Overseas Ltd. 6.250% 1/11/16	1,250,000	1,327,163

Office Equipment/Supplies — 0.5%
Pitney Bowes, Inc. 4.750% 1/15/16	95,000	99,601
Pitney Bowes, Inc. 4.750% 5/15/18	750,000	801,139
Pitney Bowes, Inc. 5.750% 9/15/17	33,000	36,327

		937,067

Oil & Gas — 2.2%
Chesapeake Energy Corp. 3.250% 3/15/16	650,000	651,625
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	40,000	38,175
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	390,000	393,169
Newfield Exploration Co. 6.875% 2/01/20	150,000	156,375
Petrobras International Finance Co. 3.875% 1/27/16	1,000,000	1,023,500
Petroleos Mexicanos (b) 3.125% 1/23/19	50,000	51,250
Range Resources Corp. 6.750% 8/01/20	825,000	868,312
Rowan Cos., Inc. 5.000% 9/01/17	55,000	59,426
Transocean, Inc. 4.950% 11/15/15	948,000	984,469
Transocean, Inc. 5.050% 12/15/16	100,000	106,590

		4,332,891

Oil & Gas Services — 0.6%
SESI LLC 6.375% 5/01/19	110,000	114,400

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Superior Energy Services, Inc. 7.125% 12/15/21	$807,000	$891,735
Weatherford International Ltd. 5.500% 2/15/16	225,000	238,236

		1,244,371

Pharmaceuticals — 0.7%
AbbVie, Inc. 1.750% 11/06/17	200,000	199,318
McKesson Corp. 1.292% 3/10/17	85,000	84,699
McKesson Corp. 2.284% 3/15/19	85,000	84,380
Mylan, Inc. (b) 7.875% 7/15/20	850,000	927,165

		1,295,562

Pipelines — 0.3%
Boardwalk Pipelines LP 5.875% 11/15/16	375,000	406,013
Energy Transfer Partners LP FRN 3.257% 11/01/66	200,000	187,250
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	35,000	35,485

		628,748

Real Estate — 0.4%
Regency Centers LP 5.250% 8/01/15	855,000	886,653

Real Estate Investment Trusts (REITS) — 4.5%
American Tower Corp. 4.625% 4/01/15	900,000	917,977
ARC Properties Operating Partnership LP/Clark Acquisition LLC (b) 2.000% 2/06/17	225,000	224,876
ARC Properties Operating Partnership LP/Clark Acquisition LLC (b) 3.000% 2/06/19	110,000	109,209
Boston Properties LP 5.625% 4/15/15	1,000,000	1,026,427
DDR Corp. 7.500% 7/15/18	925,000	1,088,857
Developers Diversified Realty Corp. 5.500% 5/01/15	880,000	902,525
Duke Realty LP 5.500% 3/01/16	250,000	265,022
Duke Realty LP 5.950% 2/15/17	550,000	603,593
Duke Realty LP 8.250% 8/15/19	200,000	247,840
Federal Realty Investment Trust 6.200% 1/15/17	800,000	887,111
HCP, Inc. 6.000% 1/30/17	550,000	607,480

	Principal Amount	Value
Highwoods Realty LP 5.850% 3/15/17	$275,000	$301,895
Highwoods Realty LP 7.500% 4/15/18	25,000	29,172
Realty Income Corp. 2.000% 1/31/18	25,000	24,989
Realty, Inc. 5.950% 9/15/16	750,000	818,774
UDR, Inc. 5.250% 1/15/15	400,000	405,398
UDR, Inc. 5.250% 1/15/16	350,000	368,394

		8,829,539

Retail — 0.4%
Best Buy Co., Inc. 3.750% 3/15/16	575,000	586,500
Macy’s Retail Holdings, Inc. 7.450% 7/15/17	90,000	103,624
QVC, Inc. 3.125% 4/01/19	150,000	150,521

		840,645

Savings & Loans — 0.4%
Glencore Funding LLC (b) 1.700% 5/27/16	369,000	371,504
Glencore Funding LLC (b) 3.125% 4/29/19	360,000	360,216

		731,720

Telecommunications — 1.4%
CenturyLink, Inc. 5.000% 2/15/15	785,000	790,887
Frontier Communications Corp. 8.250% 4/15/17	795,000	882,450
Qwest Corp. 8.375% 5/01/16	315,000	348,024
Sprint Communications, Inc. (b) 9.000% 11/15/18	395,000	456,225
Telefonica Emisiones SAU 6.421% 6/20/16	130,000	141,284
Verizon Communications, Inc. (b) 2.625% 2/21/20	72,000	71,097

		2,689,967

Transportation — 2.0%
Asciano Finance (b) 3.125% 9/23/15	3,090,000	3,146,955
Asciano Finance (b) 5.000% 4/07/18	147,000	158,366
Ryder System, Inc. 2.500% 3/01/18	475,000	483,796
Ryder System, Inc. 2.550% 6/01/19	65,000	65,089

		3,854,206

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Trucking & Leasing — 0.7%
GATX Corp. 3.500% 7/15/16	$30,000	$31,240
GATX Corp. 4.750% 5/15/15	70,000	71,752
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 3/15/16	125,000	127,542
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 2.500% 6/15/19	270,000	268,477
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 3.750% 5/11/17	770,000	809,575

		1,308,586

TOTAL CORPORATE DEBT (Cost $77,564,980)		77,765,236

MUNICIPAL OBLIGATIONS — 0.5%
Louisiana State Public Facilities Authority FRN 1.134% 4/26/27	163,713	165,517
North Carolina State Education Assistance Authority FRN 1.134% 1/26/26	301,291	303,208
State of Illinois 5.365% 3/01/17	400,000	430,824

		899,549

TOTAL MUNICIPAL OBLIGATIONS (Cost $862,391)		899,549

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.8%
Automobile ABS — 4.2%
American Credit Acceptance Receivables Trust, Series 2014-2, Class A (b) 0.990% 10/10/17	188,177	187,995
American Credit Acceptance Receivables Trust, Series 2014-3, Class A (b) 0.990% 8/10/18	476,514	476,262
American Credit Acceptance Receivables Trust, Series 2014-1, Class A (b) 1.140% 3/12/18	368,527	368,769
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (b) 1.890% 7/15/16	15,841	15,852
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (b) 0.704% 3/15/20	66,709	66,763
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A (b) 2.054% 8/20/16	300,000	302,375

	Principal Amount	Value
California Republic Auto Receivables Trust, Series 2013-1, Class A2 (b) 1.410% 9/17/18	$538,225	$540,607
Capital Automotive REIT, Series 2012-1A, Class A (b) 4.700% 7/15/42	198,540	204,836
CarNow Auto Receivables Trust, Series 2014-1A, Class A (b) 0.960% 1/17/17	400,000	399,883
CarNow Auto Receivables Trust, Series 2013-1A, Class A (b) 1.160% 10/16/17	46,111	46,110
CFC LLC, Series 2013-1A, Class A (b) 1.650% 7/17/17	55,510	55,624
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (b) 0.906% 11/07/23	175,055	175,537
CPS Auto Trust, Series 2014-B, Class A (b) 1.110% 11/15/18	362,099	360,951
CPS Auto Trust, Series 2014-C, Class A (b) 1.310% 2/15/19	340,000	339,002
CPS Auto Trust, Series 2013-D, Class A (b) 1.540% 7/16/18	241,298	241,814
CPS Auto Trust, Series 2013-B, Class A (b) 1.820% 9/15/20	464,163	465,256
CPS Auto Trust, Series 2010-PG5, Class A (b) 9.250% 1/15/18	221,168	222,932
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (b) 1.880% 3/15/22	370,000	369,945
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A (b) 2.200% 9/16/19	105,187	105,659
Enterprise Fleet Financing LLC, Series 2012-1, Class A2 (b) 1.140% 11/20/17	81,549	81,650
Exeter Automobile Receivables Trust, Series 2014-2A, Class A (b) 1.060% 8/15/18	326,238	325,706
Exeter Automobile Receivables Trust, Series 2014-1A, Class A (b) 1.290% 5/15/18	181,408	181,737
First Investors Auto Owner Trust, Series 2013-3A, Class A3 (b) 1.440% 10/15/19	300,000	300,176
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (b) 1.960% 11/15/17	6,071	6,075
Flagship Credit Auto Trust, Series 2013-1, Class A (b) 1.320% 4/16/18	117,244	117,373

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2013-2, Class A (b) 1.940% 1/15/19	$204,155	$205,143
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2 (b) 3.740% 2/25/17	170,000	175,819
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (b) 5.290% 3/25/16	100,000	101,194
Oscar US Funding Trust, Series 2014-1A, Class A2 (b) (c) 1.000% 8/15/17	340,000	339,980
Rental Car Finance Corp., Series 2011-1A, Class A1 (b) 2.510% 2/25/16	108,333	108,715
Santander Drive Auto Receivables Trust, Series 2012-4, Class C 2.940% 12/15/17	260,000	265,518
Santander Drive Auto Receivables Trust, Series 2012-3, Class C 3.010% 4/16/18	290,000	295,546
Tidewater Auto Receivables Trust, Series 2014-AA, Class A2 (b) 0.960% 7/15/17	300,000	299,868
United Auto Credit Securitization Trust, Series 2014-1, Class A2 (b) 0.740% 6/15/16	360,000	359,992
Wheels SPV LLC, Series 2012-1, Class A2 (b) 1.190% 3/20/21	40,993	41,052

		8,151,716

Commercial MBS — 6.6%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.948% 2/10/51	253,600	277,558
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 6.015% 2/10/51	180,000	198,226
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.427% 2/10/51	475,000	533,212
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4B 4.943% 9/11/42	335,000	345,890
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	267,149	269,651
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	255,000	273,549

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	$225,000	$241,320
Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3 VRN 5.468% 6/11/41	12,837	12,855
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4 VRN 5.471% 1/12/45	425,000	460,829
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class AM VRN 5.568% 10/12/41	290,000	310,239
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	110,000	120,766
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM VRN 5.915% 6/11/50	425,000	470,126
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.929% 9/11/38	400,000	425,505
Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A FRN (b) 0.954% 3/15/29	365,000	364,776
Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	290,000	300,049
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A1A VRN 5.937% 6/10/46	231,913	245,663
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.973% 6/10/46	225,000	238,057
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.989% 12/10/49	390,000	430,294
DBRR Trust, Series 2013-EZ3, Class A VRN (b) 1.636% 12/18/49	302,996	304,558
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1 2.238% 8/10/44	111,266	112,073

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (b) 3.386% 7/10/44	$235,000	$243,152
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (b) 3.742% 11/10/46	359,864	371,608
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 6.014% 7/10/38	106,390	112,930
GS Mortgage Securities Corp., Series 2014-4R, Class AS 0.335% 1/26/34	260,000	249,106
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM 4.780% 7/15/42	300,000	306,449
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	485,000	516,414
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class AM VRN 5.617% 12/12/44	480,000	503,873
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM 5.204% 12/12/49	485,000	520,652
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	480,000	527,316
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 6.066% 6/12/46	241,882	256,224
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM VRN 5.856% 9/12/49	250,000	274,954
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	200,000	215,229
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 VRN 5.447% 2/12/44	400,000	431,182
Morgan Stanley Capital I, Series 2007-HQ11, Class AM VRN 5.478% 2/12/44	300,000	322,984
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	62,533	63,067
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.455% 1/11/43	150,000	168,457

	Principal Amount	Value
STRIPs Ltd., Series 2012-1A, Class A (b) 1.500% 12/25/44	$127,569	$126,293
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.573% 8/15/39	121,225	122,006
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.573% 8/15/39	200,000	207,588
VFC LLC, Series 2014-2, Class A (Acquired 7/9/14, Cost $250,000) (b) (d) 2.750% 7/20/30	197,685	197,693
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM VRN 5.499% 12/15/44	355,000	370,377
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	235,000	251,253
Wells Fargo Reremic Trust, Series 2012-IO, Class A (b) 1.750% 8/20/21	122,603	122,658
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (b) 3.240% 3/15/44	175,000	180,140
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	200,000	206,096

		12,802,897

Home Equity ABS — 2.3%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.425% 8/25/35	88,351	87,601
ACE Securities Corp., Series 2005-HE7, Class A2D FRN 0.485% 11/25/35	139,456	137,300
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.505% 9/25/35	26,056	26,045
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.895% 11/25/34	21,890	21,879
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.815% 6/25/35	96,229	95,348
Asset-Backed Securities Corp. Trust, Series 2005-HE2, Class M1 FRN 0.830% 2/25/35	62,412	61,817
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1 FRN 0.635% 12/25/35	350,000	339,006

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Mortgage Loan Trust, Series 2003-HE4, Class A FRN (b) 0.565% 12/25/33	$19,815	$19,775
Citigroup Mortgage Loan Trust, Series 2005-OPT4, Class M2 FRN 0.585% 7/25/35	75,734	73,674
Countrywide Asset-Backed Certificates, Series 2005-3, Class MV2 FRN 0.605% 8/25/35	100,556	98,227
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.615% 9/25/34	34,449	34,219
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.055% 2/25/35	102,644	93,516
Credit-Based Asset Servicing and Securitization LLC, Series 2006-RP2, Class A2 FRN (b) 0.445% 7/25/36	72,977	72,665
Fieldstone Mortgage Investment Corp., Series 2004-4, Class M2 FRN 1.730% 10/25/35	116,301	114,895
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1 FRN 0.575% 5/25/36	225,965	220,210
First Franklin Mortgage Loan Trust, Series 2005-FF4, Class M1 FRN 0.585% 5/25/35	183,132	181,396
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.395% 1/25/36	110,240	106,995
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.585% 4/25/35	97,572	92,930
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.325% 8/25/36	81,596	80,556
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2 FRN 0.375% 10/25/35	306,818	298,800
Lake Country Mortgage Loan Trust, Series 2005-HE1, Class M1 FRN (b) 0.935% 12/25/32	90,398	89,693
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.435% 8/25/45	121	121
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.980% 6/25/35	327,712	315,383
Merrill Lynch Mortgage Investors Trust, Series 2006-FF1, Class A2C FRN 0.355% 8/25/36	112,192	110,589

	Principal Amount	Value
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.887% 6/28/35	$321,112	$316,488
Morgan Stanley Capital, Inc., Series 2005-WMC6, Class M2 FRN 0.905% 7/25/35	178,684	176,888
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 6.709% 10/25/28	28	28
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 FRN 0.625% 5/25/35	15,782	15,715
Option One Mortgage Loan Trust, Series 2005-5, Class A3 FRN 0.365% 12/25/35	320,372	314,227
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A FRN 0.415% 9/25/35	130,676	130,213
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.535% 8/25/35	145,594	143,678
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.655% 3/25/35	124,444	122,614
Residential Asset Securities Corp., Series 2005-EMX4, Class M1 FRN 0.585% 11/25/35	243,364	237,997
Security National Mortgage Loan Trust, Series 2006-3A, Class A1 FRN (b) 0.435% 1/25/37	245,602	243,031
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.495% 3/25/36	17,862	17,855
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.515% 8/25/35	69,674	69,327

		4,560,701

Other ABS — 10.2%
321 Henderson Receivables I LLC, Series 2010-3A, Class A (b) 3.820% 12/15/48	428,157	447,997
AIMCO CLO Ltd., Series 2014-AA, Class A FRN (b) 1.763% 7/20/26	350,000	350,699
Alterna Funding I LLC, Series 2014-1A, Class NOTE (b) 1.639% 2/15/21	292,428	291,697
ARL First LLC, Series 2012-1A, Class A1 FRN (b) 1.904% 12/15/42	121,688	123,412

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2 (b) 1.040% 1/10/17	$520,000	$519,527
Ascentium Equipment Receivables LLC, Series 2014-1A, Class B (b) 1.580% 10/10/18	240,000	239,236
BCC Funding VIII LLC, Series 2014-1A, Class A (b) 1.794% 6/20/20	167,024	166,773
Belhurst CLO Ltd., Series 2006-1A, Class B FRN (b) 0.634% 1/15/20	500,000	494,046
Birchwood Park CLO Ltd., Series 2014-1A, Class A FRN (b) 1.674% 7/15/26	340,000	339,997
Carlyle Global Market Strategies, Series 2014-1A, Class A FRN (b) 1.753% 4/17/25	535,000	535,410
CCG Receivables Trust, Series 2014-1, Class A2 (b) 1.060% 11/15/21	220,000	219,433
CLI Funding LLC, Series 2006-1A, Class A FRN (b) 0.334% 8/18/21	355,740	354,751
Direct Capital Funding V LLC, Series 2013-2, Class A2 (b) 1.730% 8/20/18	345,981	346,196
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	444,475	468,236
Drug Royalty Corp., Inc., Series 2014-1, Class A1 FRN (b) 3.082% 7/15/23	274,643	276,409
Drug Royalty Corp., Inc., Series 2012-1, Class A1 FRN (b) 5.484% 7/15/24	145,128	149,855
Eaton Vance CLO, Series 2014-1A, Class A FRN (b) 1.685% 7/15/26	450,000	449,503
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (b) 2.299% 4/19/44	244,005	242,030
FRS I LLC, Series 2013-1A, Class A1 (b) 1.800% 4/15/43	122,694	121,498
Galaxy VIII CLO Ltd., Series 2007-8A, Class A FRN (b) 0.474% 4/25/19	394,764	393,495
Global Container Assets Ltd., Series 2013-1A, Class A1 (b) 2.200% 11/05/28	358,432	360,588
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A FRN (b) 1.384% 4/25/25	535,000	528,294

	Principal Amount	Value
Hercules Capital Funding Trust, Series 2012-1A, Class A (b) 3.320% 12/16/17	$69,175	$69,391
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (b) 2.406% 6/02/17	250,000	253,850
Hilton Grand Vacations Trust, Series 2014-AA, Class A (b) 1.770% 11/25/26	373,152	370,115
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	353,367	355,260
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class A2 (b) 1.147% 5/16/44	235,000	235,167
Horizon Funding Trust, Series 2013-1A, Class A (b) 3.000% 5/15/18	134,706	135,127
Icon Brand Holdings LLC, Series 2012-1A, Class A (b) 4.229% 1/25/43	174,163	174,675
Icon Brand Holdings LLC, Series 2013-1A, Class A (b) 4.352% 1/25/43	193,524	193,063
ING Investment Management CLO Ltd., Series 2013-3A, Class A1 FRN (b) 1.684% 1/18/26	260,000	259,831
ING Investment Management CLO V Ltd., Series 2007-5A, Class A1A FRN (b) 0.470% 5/01/22	591,945	588,952
LCM Ltd., Series 10AR, Class AR FRN (b) 1.494% 4/15/22	500,000	499,992
LCM Ltd., Series 16A, Class A FRN (b) 1.758% 7/15/26	430,000	430,151
LEAF II Receivables Funding LLC, Series 2013-1, Class A2 (b) 0.880% 11/15/15	503,330	503,430
Madison Park Funding XII Ltd., Series 2014-12A, Class A FRN (b) 1.682% 7/20/26	430,000	429,675
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (b) 4.809% 7/20/31	271,815	275,465
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4 FRN 1.100% 4/25/35	544,723	537,802
MVW Owner Trust, Series 2013-1A, Class A (b) 2.150% 4/22/30	282,651	283,632
MVW Owner Trust, Series 2014-2, Class A (e) 2.250% 9/20/31	400,000	399,887

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nations Equipment Finance Funding I LLC, Series 2013-1A, Class A (b) 1.697% 11/20/16	$169,299	$169,401
New Residential Advance Receivables Trust, Series 2014-T1, Class A1 (b) 1.274% 3/15/45	227,500	227,750
New York City Tax Lien, Series 2014-A, Class A (b) 1.030% 11/10/27	270,000	269,493
New York City Tax Lien, Series 2013-A, Class A (b) 1.190% 11/10/26	108,195	108,122
New York City Tax Lien, Series 2012-AA, Class A (b) 1.230% 11/10/25	32,634	32,602
Oak Hill Credit Partners IV Ltd., Series 2005-4A, Class A1B FRN (b) 0.481% 5/17/21	94,356	94,322
Orange Lake Timeshare Trust, Series 2014-AA, Class A (b) 2.290% 7/09/29	116,991	116,974
PFS Financing Corp., Series 2011-BA, Class A FRN (b) 1.654% 10/17/16	350,000	349,820
RAAC, Series 2006-RP2, Class A FRN (b) 0.405% 2/25/37	288,314	285,254
Race Point VIII CLO Ltd., Series 2012-7A, Class A FRN (b) 1.645% 11/08/24	200,000	199,638
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A (b) 2.050% 6/20/31	318,783	316,647
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A (b) 2.280% 11/20/25	133,180	134,630
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (b) 2.840% 11/20/28	75,022	76,308
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (b) 3.370% 7/20/28	64,563	66,093
Sonic Capital LLC, Series 2011-1A, Class A2 (b) 5.438% 5/20/41	484,051	515,832
SpringCastle America Funding LLC, Series 2014-AA, Class A (b) (e) 2.700% 5/25/23	500,000	499,967
Springleaf Funding Trust, Series 2013-AA, Class A (b) 2.580% 9/15/21	225,000	226,588
Stanfield Bristol CLO Ltd., Series 2005-1A, Class A2 FRN (b) 0.684% 10/15/19	545,000	543,793

	Principal Amount	Value
SVO VOI Mortgage LLC, Series 2010-AA, Class A (b) 3.650% 7/20/27	$76,918	$78,330
TAL Advantage LLC, Series 2006-1A FRN (b) 0.346% 4/20/21	221,667	219,705
TAL Advantage LLC, Series 2014-2A, Class A1 (b) 1.700% 5/20/39	320,222	320,528
Trade MAPS 1 Ltd., Series 2013-1A, Class A FRN (b) 0.854% 12/10/18	605,000	606,637
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (b) 2.554% 10/15/15	314,000	316,395
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (b) 2.654% 7/15/41	326,997	338,248
Westgate Resorts LLC, Series 2014-1A, Class A (b) 2.150% 12/20/26	350,000	348,649

		19,876,273

Student Loans ABS — 3.3%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.365% 8/25/26	44,833	44,678
Access Group, Inc., Series 2004-A, Class A2 FRN 0.494% 4/25/29	226,336	224,675
Access Group, Inc., Series 2003-A, Class A3 FRN 1.225% 7/01/38	171,894	158,039
Brazos Student Finance Corp., Series 2003-A, Class A3 FRN 1.656% 7/01/38	200,000	192,450
College Loan Corp. Trust, Series 2007-2, Class A1 FRN 0.484% 1/25/24	550,000	535,862
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.657% 1/25/47	450,000	378,000
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.394% 12/15/22	6,643	6,640
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.654% 6/15/43	250,000	249,375
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.656% 6/15/43	200,000	196,720
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (b) 0.305% 5/25/23	123,984	123,049

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (b) 0.335% 8/25/25	$282,917	$282,370
Goal Capital Funding Trust, Series 2006-1, Class A3 FRN 0.355% 11/25/26	149,472	148,841
KeyCorp Student Loan Trust, Series 2004-A, Class 2A2 FRN 0.535% 10/28/41	134,097	133,637
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4 FRN 0.544% 9/27/35	260,000	249,922
National Collegiate Student Loan Trust, Series 2005-2, Class A3 FRN 0.345% 2/25/28	55,610	55,402
National Collegiate Student Loan Trust, Series 2004-1, Class A2 FRN 0.494% 6/25/27	377,204	374,061
Nelnet Student Loan Trust, Series 2014-6A, Class A FRN (b) 0.805% 11/25/47	595,036	591,862
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 0.955% 4/25/46	103,863	104,746
Nelnet Student Loan Trust, Series 2014-1A, Class B FRN (b) 1.655% 10/25/47	170,000	159,257
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.335% 10/28/26	28,394	28,283
Northstar Education Finance, Inc., Series 2006-A, Class A3 FRN 0.448% 5/28/26	58,801	58,727
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.404% 7/15/36	576,853	573,191
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 0.304% 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (b) 0.306% 12/15/16	125,000	124,961
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (b) 0.306% 12/15/16	100,000	99,969
SLM Student Loan Trust, Series 2006-10, Class B FRN 0.454% 3/25/44	187,199	168,135
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (b) 1.254% 12/15/21	387,789	389,419

	Principal Amount	Value
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (b) 1.554% 8/15/25	$169,761	$171,612
SLM Student Loan Trust, Series 2013-4, Class B FRN 1.655% 12/28/43	120,000	118,467
SLM Student Loan Trust, Series 2003-5, Class A7 FRN 2.654% 6/17/30	50,000	48,550
Social Professional Loan Program LLC, Series 2014-A, Class A1 FRN (b) 1.806% 6/25/25	424,594	428,884

		6,519,753

WL Collateral CMO — 0.1%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.678% 8/25/34	21,556	21,004
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 2.659% 2/25/34	5,407	5,328
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.900% 9/25/33	1,443	1,310
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 FRN 2.390% 8/25/34	4,140	3,904
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A FRN 2.371% 8/25/34	15,095	12,857
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.405% 8/25/36	24,538	22,656
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA FRN 2.230% 2/25/34	1,855	1,721
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA FRN 2.369% 7/25/33	1,001	1,000
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.375% 2/25/34	51	51
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A FRN 2.568% 3/25/34	10,629	10,610
WaMu Mortgage Pass-Through Certificates, Series 2004-AR2, Class A FRN 1.515% 4/25/44	23,330	23,624

		104,065

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.405% 11/25/37	$125,393	$123,913
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.747% 6/25/32	6,421	6,242

		130,155

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $51,864,709)		52,145,560

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 5.6%
Collateralized Mortgage Obligations — 5.3%
Federal Home Loan Mortgage Corp. Series 4291, Class K 3.000% 5/15/38	1,038,632	1,059,036
Series 3990, Class VA 3.500% 1/15/25	635,062	674,093
Series 4290, Class CA 3.500% 12/15/38	1,427,095	1,486,888
Series 4328, Class DA 4.000% 1/15/36	1,117,050	1,190,396
Series 4325, Class MA 4.000% 9/15/39	1,362,156	1,451,555
Series 4336, Class MA 4.000% 1/15/40	2,134,961	2,275,071
Series 4323, Class CA 4.000% 3/15/40	624,782	665,730
Series 2178, Class PB 7.000% 8/15/29	20,868	23,820
Federal National Mortgage Association Series 2014-14, Class A 3.500% 2/25/37	789,952	826,127
Series 2014-48, Class AB 4.000% 10/25/40	682,779	726,691
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	21,702	24,438

		10,403,845

Pass-Through Securities — 0.3%
Federal Home Loan Mortgage Corp. Pool #E85389 6.000% 9/01/16	2,119	2,204
Pool #G11431 6.000% 2/01/18	1,768	1,856
Pool #E85032 6.500% 9/01/16	648	674
Pool #E85409 6.500% 9/01/16	4,702	4,887

	Principal Amount	Value
Pool #E85301 6.500% 9/01/16	$8,055	$8,400
Pool #C01079 7.500% 10/01/30	656	780
Pool #C01135 7.500% 2/01/31	1,923	2,286
Pool #554904 9.000% 3/01/17	10	11
Federal National Mortgage Association Pool #775539 2.117% 5/01/34 FRN	23,070	24,637
Pool #725692 2.271% 10/01/33 FRN	59,347	62,868
Pool #888586 2.341% 10/01/34 FRN	59,960	63,689
Pool #587994 6.000% 6/01/16	890	922
Pool #253880 6.500% 7/01/16	2,817	2,923
Pool #575667 7.000% 3/01/31	2,727	3,180
Pool #497120 7.500% 8/01/29	65	77
Pool #529453 7.500% 1/01/30	599	712
Pool #531196 7.500% 2/01/30	81	97
Pool #532418 7.500% 2/01/30	920	1,094
Pool #530299 7.500% 3/01/30	90	106
Pool #536386 7.500% 4/01/30	100	119
Pool #535996 7.500% 6/01/31	2,685	3,188
Pool #523499 8.000% 11/01/29	98	115
Pool #252926 8.000% 12/01/29	66	79
Pool #532819 8.000% 3/01/30	52	63
Pool #537033 8.000% 4/01/30	902	1,094
Pool #534703 8.000% 5/01/30	617	746
Pool #253437 8.000% 9/01/30	64	77
Pool #253481 8.000% 10/01/30	28	34
Pool #596656 8.000% 8/01/31	655	748
Pool #602008 8.000% 8/01/31	1,811	2,195

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #190317 8.000% 8/01/31	$1,260	$1,523
Pool #597220 8.000% 9/01/31	1,440	1,751
Government National Mortgage Association Pool #371146 7.000% 9/15/23	604	684
Pool #352022 7.000% 11/15/23	2,890	3,285
Pool #491089 7.000% 12/15/28	6,549	7,635
Pool #483598 7.000% 1/15/29	840	977
Pool #500928 7.000% 5/15/29	1,175	1,369
Pool #478658 7.000% 5/15/29	505	592
Pool #499410 7.000% 7/15/29	292	342
Pool #510083 7.000% 7/15/29	526	614
Pool #493723 7.000% 8/15/29	2,510	2,944
Pool #581417 7.000% 7/15/32	5,849	6,892
Pool #591581 7.000% 8/15/32	3,010	3,553
Pool #203940 7.500% 4/15/17	884	940
Pool #181168 7.500% 5/15/17	193	206
Pool #193870 7.500% 5/15/17	812	869
Pool #226163 7.500% 7/15/17	1,379	1,480
Government National Mortgage Association II Pool #008746 1.625% 11/20/25 FRN	1,593	1,633
Pool #080136 1.625% 11/20/27 FRN	282	290
Pool #82488 1.625% 3/20/40 FRN	170,271	176,404
Pool #82462 3.500% 1/20/40 FRN	148,697	156,144

		559,988

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $10,646,281)		10,963,833

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Bonds & Notes — 3.7%
U.S. Treasury Note 1.500% 8/31/18	$1,615,000	$1,614,117
U.S. Treasury Note (f) (g) 1.625% 4/30/19	1,720,000	1,713,550
U.S. Treasury Note 1.625% 8/15/22	1,225,000	1,163,092
U.S. Treasury Note 2.125% 8/15/21	2,660,000	2,646,674

		7,137,433

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,118,373)		7,137,433

TOTAL BONDS & NOTES (Cost $148,056,734)		148,911,611

	Notional Amount
PURCHASED OPTIONS — 0.1%
Financial — 0.1%
Diversified Financial — 0.1%
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 4/25/16, Strike 2.50 (OTC — Credit Suisse International, receive fixed rate); Underlying swap terminates 4/27/26	$17,945,000	196,860

TOTAL PURCHASED OPTIONS (Cost $314,868)		196,860

TOTAL LONG-TERM INVESTMENTS (Cost $148,371,602)		149,108,471

	Principal Amount
SHORT-TERM INVESTMENTS — 23.2%
Commercial Paper — 23.0%
Agrium, Inc. 0.360% 12/15/14	$3,350,000	3,347,487
BAT International Finance (b) 0.270% 10/03/14	3,000,000	2,999,955
Cameron International Corp. (b) 0.310% 11/20/14	1,000,000	999,569
Enbridge (US), Inc. (b) 0.360% 11/26/14	4,000,000	3,997,760
Glencore Funding LLC (b) 0.400% 10/14/14	2,000,000	1,999,711

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hewlett-Packard Co. (b) 0.250% 10/28/14	$2,145,000	$2,144,598
Holcim US Finance Sarl & Cie (b) 0.380% 10/21/14	2,000,000	1,999,578
Magellan Midstream Holdings LP (b) 0.260% 10/15/14	4,000,000	3,999,596
Marriott International, Inc. (b) 0.310% 11/04/14	3,750,000	3,748,902
Plains Midstream (b) 0.280% 10/02/14	3,500,000	3,499,973
Rockwell Collins, Inc. (b) 0.270% 10/10/14	5,000,000	4,999,662
Sempra Energy Holdings (b) 0.611% 12/09/14	2,500,000	2,497,125
Sempra Energy Holdings (b) 0.715% 3/06/15	2,500,000	2,492,417
Starwood Hotels & Resorts Worldwide, Inc. 0.260% 10/21/14	1,003,000	1,002,855
Vodafone Group PLC (b) 0.550% 4/08/15	2,000,000	1,994,225
Xcel Energy, Inc. (b) 0.380% 1/09/15	2,000,000	1,997,889
Xcel Energy, Inc. (b) 0.499% 10/10/14	1,000,000	999,878

		44,721,180

Time Deposits — 0.2%
Euro Time Deposit 0.010% 10/01/14	389,437	389,437

TOTAL SHORT-TERM INVESTMENTS (Cost $45,110,617)		45,110,617

TOTAL INVESTMENTS — 99.8% (Cost $193,482,219) (h)		194,219,088

Other Assets/(Liabilities) — 0.2%		454,421

NET ASSETS — 100.0%		$194,673,509

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At September 30, 2014, these securities amounted to a value of $2,666 or 0.00% of net assets.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to a value of $91,716,911 or 47.11% of net assets.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2014, these securities amounted to a value of $339,980 or 0.17% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At September 30, 2014, these securities amounted to a value of $197,693 or 0.10% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	A portion of this security is held as collateral for open swap agreements (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 7.4%
Chemicals — 3.5%
A. Schulman, Inc.	23,032	$832,837
Cytec Industries, Inc.	17,482	826,724
Intrepid Potash, Inc. (a) (b)	58,730	907,378
Tronox Ltd. Class A	43,620	1,136,301

		3,703,240

Forest Products & Paper — 1.6%
P.H. Glatfelter Co.	74,490	1,635,056

Mining — 2.3%
Century Aluminum Co. (a)	33,670	874,410
Kaiser Aluminum Corp.	20,570	1,567,845

		2,442,255

		7,780,551

Communications — 2.7%
Internet — 1.1%
Web.com Group, Inc. (a)	57,500	1,147,700

Telecommunications — 1.6%
Finisar Corp. (a) (b)	45,874	762,885
Mastec, Inc. (a)	28,390	869,302

		1,632,187

		2,779,887

Consumer, Cyclical — 11.4%
Airlines — 1.0%
Spirit Airlines, Inc. (a)	14,950	1,033,643

Auto Manufacturers — 0.5%
Wabash National Corp. (a)	41,430	551,848

Automotive & Parts — 2.3%
Dana Holding Corp.	104,454	2,002,383
Titan International, Inc. (b)	32,590	385,214

		2,387,597

Entertainment — 0.5%
International Speedway Corp. Class A	17,400	550,536

Home Builders — 0.9%
KB Home	61,450	918,063

Retail — 6.2%
Brinker International, Inc.	28,070	1,425,675
Dunkin’ Brands Group, Inc.	10,938	490,241
Mattress Firm Holding Corp. (a) (b)	23,090	1,386,786
Popeyes Louisiana Kitchen, Inc. (a)	25,140	1,018,170
Signet Jewelers Ltd.	5,610	639,035
Texas Roadhouse, Inc.	54,480	1,516,723

		6,476,630

		11,918,317

	Number of Shares	Value
Consumer, Non-cyclical — 25.9%
Biotechnology — 2.2%
Celldex Therapeutics, Inc. (a) (b)	23,310	$302,098
Integra LifeSciences Holdings (a)	20,360	1,010,670
MorphoSys AG (a)	5,753	564,235
Ultragenyx Pharmaceutical, Inc. (a)	7,160	405,256

		2,282,259

Commercial Services — 11.9%
ABM Industries, Inc.	34,100	876,029
Booz Allen Hamilton Holding Corp.	42,940	1,004,796
HMS Holdings Corp. (a) (b)	50,764	956,901
KAR Auction Services, Inc.	70,870	2,029,008
Korn/Ferry International (a)	85,331	2,124,742
LifeLock, Inc. (a) (b)	102,940	1,471,013
Monro Muffler Brake, Inc.	14,934	724,747
On Assignment, Inc. (a)	19,980	536,463
Paylocity Holding Corp. (a)	24,890	489,088
Robert Half International, Inc.	18,313	897,337
Team Health Holdings, Inc. (a)	23,140	1,341,889

		12,452,013

Foods — 1.2%
Flowers Foods, Inc.	21,805	400,340
Pinnacle Foods, Inc.	26,320	859,348

		1,259,688

Health Care – Products — 2.3%
Dexcom, Inc. (a)	19,159	766,168
Endologix, Inc. (a)	43,270	458,662
Spectranetics Corp. (a)	45,150	1,199,636

		2,424,466

Health Care – Services — 4.0%
Acadia Healthcare Co., Inc. (a)	20,530	995,705
HealthSouth Corp.	42,101	1,553,527
WellCare Health Plans, Inc. (a)	26,543	1,601,605

		4,150,837

Household Products — 3.0%
Acco Brands Corp. (a)	195,100	1,346,190
Prestige Brands Holdings, Inc. (a)	56,711	1,835,735

		3,181,925

Pharmaceuticals — 1.3%
AcelRx Pharmaceuticals, Inc. (a) (b)	40,110	220,204
Aratana Therapeutics, Inc. (a)	30,660	307,826
Keryx Biopharmaceuticals, Inc. (a) (b)	57,140	785,675

		1,313,705

		27,064,893

Energy — 5.3%
Energy – Alternate Sources — 1.0%
Renewable Energy Group, Inc. (a)	97,479	989,412

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 2.8%
Valero Energy Partners LP	17,560	$783,703
Western Refining, Inc.	50,750	2,130,992

		2,914,695

Pipelines — 1.5%
Cone Midstream Partners LP (a)	56,440	1,585,964

		5,490,071

Financial — 22.5%
Banks — 6.0%
BancorpSouth, Inc.	71,210	1,434,169
FirstMerit Corp.	74,705	1,314,808
MB Financial, Inc.	52,490	1,452,923
Talmer Bancorp, Inc.	43,040	595,243
Webster Financial Corp.	49,860	1,452,921

		6,250,064

Diversified Financial — 0.5%
Investment Technology Group, Inc. (a)	32,090	505,739

Insurance — 1.0%
AmTrust Financial Services, Inc. (b)	13,783	548,839
Endurance Specialty Holdings Ltd.	9,640	531,935

		1,080,774

Real Estate Investment Trusts (REITS) — 10.3%
Apollo Commercial Real Estate Finance, Inc.	86,327	1,356,197
Chatham Lodging Trust	69,180	1,596,675
DuPont Fabros Technology, Inc.	38,910	1,052,126
LaSalle Hotel Properties	76,455	2,617,819
Mid-America Apartment Communities, Inc.	10,748	705,606
Redwood Trust, Inc.	62,340	1,033,597
STAG Industrial, Inc.	87,780	1,817,924
Starwood Property Trust, Inc.	26,103	573,222

		10,753,166

Savings & Loans — 4.7%
BankUnited, Inc.	52,219	1,592,157
First Niagara Financial Group, Inc.	196,380	1,635,845
Flagstar Bancorp, Inc. (a)	55,402	932,416
Oritani Financial Corp.	57,820	814,684

		4,975,102

		23,564,845

Industrial — 10.5%
Aerospace & Defense — 1.6%
AAR Corp.	22,910	553,276
Orbital Sciences Corp. (a)	39,770	1,105,606

		1,658,882

Building Materials — 1.3%
Boise Cascade Co. (a)	44,770	1,349,368

	Number of Shares	Value
Electrical Components & Equipment — 1.4%
Generac Holdings, Inc. (a) (b)	12,160	$492,967
Greatbatch, Inc. (a)	22,335	951,694

		1,444,661

Electronics — 0.2%
Fluidigm Corp. (a)	10,080	246,960

Engineering & Construction — 1.0%
AECOM Technology Corp. (a)	30,057	1,014,424

Environmental Controls — 1.0%
Waste Connections, Inc.	20,561	997,620

Manufacturing — 0.7%
Matthews International Corp. Class A	16,510	724,624

Packaging & Containers — 0.4%
Packaging Corporation of America	7,279	464,546

Transportation — 2.9%
Saia, Inc. (a)	24,356	1,207,083
Swift Transportation Co. (a)	44,205	927,421
XPO Logistics, Inc. (a) (b)	24,990	941,373

		3,075,877

		10,976,962

Technology — 13.1%
Computers — 4.9%
CACI International, Inc. Class A (a)	9,500	677,065
FleetMatics Group PLC (a) (b)	26,320	802,760
Fortinet, Inc. (a)	62,915	1,589,547
j2 Global, Inc. (b)	21,661	1,069,187
Spansion, Inc. Class A (a)	40,510	923,223

		5,061,782

Semiconductors — 3.0%
Cavium, Inc. (a)	31,690	1,575,944
Semtech Corp. (a)	56,986	1,547,170

		3,123,114

Software — 5.2%
Cornerstone OnDemand, Inc. (a)	15,200	523,032
Guidewire Software, Inc. (a)	40,670	1,803,308
Imperva, Inc. (a)	36,940	1,061,286
Proofpoint, Inc. (a)	38,660	1,435,832
SYNNEX Corp. (a)	10,000	646,300

		5,469,758

		13,654,654

Utilities — 0.3%
Water — 0.3%
Aqua America, Inc.	15,085	354,950

TOTAL COMMON STOCK (Cost $88,459,923)		103,585,130

TOTAL EQUITIES (Cost $88,459,923)		103,585,130

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 8.9%
Diversified Financial — 8.9%
State Street Navigator Securities Lending Prime Portfolio (c)	9,274,571	$9,274,571

TOTAL MUTUAL FUNDS (Cost $9,274,571)		9,274,571

TOTAL LONG-TERM INVESTMENTS (Cost $97,734,494)		112,859,701

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (d)	$573,796	573,796

Time Deposits — 0.0%
Euro Time Deposit 0.010% 10/01/14	196	196

TOTAL SHORT-TERM INVESTMENTS (Cost $573,992)		573,992

TOTAL INVESTMENTS — 108.5% (Cost $98,308,486) (e)		113,433,693

Other Assets/(Liabilities) — (8.5)%		(8,895,445)

NET ASSETS — 100.0%		$104,538,248

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2014, was $9,021,993 or 8.63% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $573,797. Collateralized by U.S. Government Agency obligations with a rate of 3.246%, maturity dates of 5/01/41, and an aggregate market value, including accrued interest, of $585,864.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments

September 30, 2014 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.4%

COMMON STOCK — 93.4%
Basic Materials — 2.8%
Chemicals — 0.3%
Asian Paints Ltd.	26,585	$271,402

Mining — 2.5%
Alrosa AO	428,078	384,605
Glencore PLC	337,931	1,869,790
Grupo Mexico SAB de CV	57,476	193,135

		2,447,530

		2,718,932

Communications — 18.6%
Internet — 12.1%
58.com, Inc. (a) (b)	4,400	163,900
Alibaba Group Holding Ltd. Sponsored ADR (Cayman Islands) (a)	3,900	346,515
B2W Cia Digital (a)	29,813	399,496
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	22,810	4,977,826
Ctrip.com International Ltd. ADR (Cayman Islands) (a)	5,790	328,640
JD.com, Inc. (a) (b)	5,148	132,921
MercadoLibre, Inc. (b)	10,710	1,163,642
NAVER Corp.	883	669,617
Tencent Holdings Ltd.	105,459	1,567,154
Yandex NV (a)	67,640	1,880,054

		11,629,765

Media — 2.9%
Grupo Televisa SAB Sponsored ADR (Mexico)	35,710	1,209,855
Naspers Ltd.	5,718	628,888
Zee Entertainment Enterprises Ltd.	186,245	943,827

		2,782,570

Telecommunications — 3.6%
America Movil SAB de CV Sponsored ADR (Mexico) (b)	64,370	1,622,124
MTN Group Ltd.	37,068	781,192
Telefonica Brasil SA Sponsored ADR (Brazil)	51,210	1,007,812

		3,411,128

		17,823,463

Consumer, Cyclical — 9.2%
Apparel — 1.6%
Prada SpA	260,800	1,574,277

Leisure Time — 0.1%
Qunar Cayman Islands Ltd. (a)	3,600	99,540

Lodging — 1.6%
Genting Bhd	382,300	1,105,808

	Number of Shares	Value
Home Inns & Hotels Management, Inc. ADR (China) (a) (b)	14,640	$424,413

		1,530,221

Retail — 5.9%
Almacenes Exito SA (c)	26,600	393,996
Almacenes Exito SA	27,797	406,867
Astra International Tbk PT	2,348,500	1,359,380
Cie Financiere Richemont SA	13,844	1,134,484
CP ALL PCL	613,600	846,834
Jollibee Foods Corp.	116,480	508,745
Shinsegae Co. Ltd.	531	110,328
SM Investments Corp.	48,240	862,744

		5,623,378

		8,827,416

Consumer, Non-cyclical — 22.7%
Beverages — 6.6%
AMBEV SA	54,050	354,028
Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	46,209	533,418
Carlsberg A/S Class B	13,018	1,154,864
Fomento Economico Mexicano SAB de CV	100,136	920,874
Nigerian Breweries PLC	412,113	442,672
Pernod-Ricard SA	12,691	1,434,415
SABMiller PLC	20,204	1,122,702
Tsingtao Brewery Co. Ltd.	52,000	369,204

		6,332,177

Commercial Services — 3.7%
DP World Ltd.	903	18,737
DP World Ltd.	46,206	927,446
Estacio Participacoes SA	75,200	781,570
International Container Terminal Services, Inc.	2,160	5,311
Kroton Educacional SA	138,708	871,547
New Oriental Education & Technology Group, Inc. Sponsored ADR (Cayman Islands) (a)	40,010	928,232

		3,532,843

Cosmetics & Personal Care — 1.2%
Colgate-Palmolive India Ltd.	14,212	401,710
Natura Cosmeticos SA	51,100	772,006

		1,173,716

Foods — 6.0%
BIM Birlesik Magazalar AS	19,600	410,522
Cencosud SA	285,603	843,667
Magnit OJSC (a)	9,237	2,293,951
Tingyi Cayman Islands Holding Corp.	504,000	1,324,944
Ulker Biskuvi Sanayi AS	30,307	201,128

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Want Want China Holdings Ltd.	539,000	$672,306

		5,746,518

Health Care – Products — 0.8%
Mindray Medical International Ltd. ADR (Cayman Islands) (b)	12,230	368,857
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	392,000	389,346

		758,203

Health Care – Services — 0.9%
Apollo Hospitals Enterprise Ltd.	26,432	484,124
Diagnosticos da America SA	69,500	341,857

		825,981

Household Products — 0.7%
Hindustan Unilever Ltd.	17,384	210,207
Marico Ltd.	60,778	306,933
Unilever Indonesia Tbk PT	73,000	189,939

		707,079

Pharmaceuticals — 2.8%
Cipla Ltd/India	65,112	660,351
Divi’s Laboratories Ltd.	3,058	88,987
Dr Reddy’s Laboratories Ltd.	12,175	636,949
Glenmark Pharmaceuticals Ltd.	13,209	153,386
Lupin Ltd.	5,629	126,783
Sinopharm Group Co.	211,200	769,969
Sun Pharmaceutical Industries Ltd.	21,482	296,955

		2,733,380

		21,809,897

Diversified — 2.8%
Holding Company – Diversified — 2.8%
Haci Omer Sabanci Holding AS	199,655	839,365
Jardine Strategic Holdings Ltd.	24,130	838,584
LVMH Moet Hennessy Louis Vuitton SA	6,086	986,546

		2,664,495

Energy — 7.8%
Oil & Gas — 7.0%
CNOOC Ltd.	512,000	879,932
NovaTek OAO (d)	18,984	1,977,353
Petroleo Brasileiro SA Sponsored ADR (Brazil)	149,500	2,226,055
Tullow Oil PLC	106,153	1,105,147
Vallares PLC (a)	34,747	469,923

		6,658,410

Oil & Gas Services — 0.8%
China Oilfield Services Ltd.	182,000	480,826
Eurasia Drilling Co. Ltd. (d)	5,117	145,323
Eurasia Drilling Co. Ltd. (d)	5,500	156,076

		782,225

		7,440,635

	Number of Shares	Value
Financial — 19.8%
Banks — 6.4%
Banco Bradesco SA Sponsored ADR (Brazil)	35,100	$500,175
Bancolombia SA Sponsored ADR (Colombia)	9,100	516,152
Commercial International Bank	91,185	640,280
Grupo Financiero Inbursa SAB de CV	222,089	634,989
Guaranty Trust Bank PLC	1,167,066	211,048
HSBC Holdings PLC	84,800	867,584
ICICI Bank Ltd. Sponsored ADR (India)	36,410	1,787,731
Turkiye Garanti Bankasi AS	190,476	668,285
Zenith Bank PLC	1,882,047	278,660

		6,104,904

Diversified Financial — 7.0%
BM&F BOVESPA SA	327,700	1,498,095
Grupo Financiero Banorte SAB de CV Class O	180,738	1,157,461
Hong Kong Exchanges and Clearing Ltd.	38,171	823,511
Housing Development Finance Corp.	140,434	2,390,732
Old Mutual PLC	266,497	778,694
Shriram Transport Finance Co. Ltd.	6,100	92,510

		6,741,003

Insurance — 1.8%
AIA Group Ltd.	176,600	911,427
China Life Insurance Co. Ltd.	85,000	235,954
China Pacific Insurance Group Co. Ltd. Class H	56,000	196,422
Sul America SA	62,600	389,244

		1,733,047

Investment Companies — 1.2%
Grupo Aval Acciones y Valores (a) (b)	35,020	474,521
Grupo de Inversiones Suramericana SA	31,856	639,324

		1,113,845

Real Estate — 3.4%
Cyrela Brazil Realty SA	78,200	394,554
Hang Lung Properties Ltd.	476,000	1,349,317
Hang Lung Properties Ltd.	89,000	438,732
SM Prime Holdings, Inc.	1,657,500	645,425
SOHO China Ltd.	632,000	456,503

		3,284,531

		18,977,330

Industrial — 4.6%
Aerospace & Defense — 0.9%
Embraer SA Sponsored ADR (Brazil)	21,710	851,466

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 1.7%
Ambuja Cements Ltd.	99,868	$343,902
Indocement Tunggal Prakarsa Tbk PT	232,500	411,311
Semen Indonesia Persero Tbk PT	361,500	456,949
Ultratech Cement Ltd.	9,994	423,996

		1,636,158

Engineering & Construction — 0.6%
Airports of Thailand PCL	19,500	143,732
Grupo Aeroportuario del Sureste SAB de CV	17,009	219,462
Larsen & Toubro Ltd.	8,590	201,891

		565,085

Metal Fabricate & Hardware — 1.4%
Tenaris SA Sponsored ADR (Luxembourg) (b)	29,870	1,360,579

		4,413,288

Technology — 5.1%
Computers — 1.0%
Tata Consultancy Services Ltd.	22,444	995,277

Semiconductors — 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	436,000	1,735,584

Software — 2.3%
Infosys Technologies Ltd.	36,335	2,210,528

		4,941,389

TOTAL COMMON STOCK (Cost $87,039,317)		89,616,845

PREFERRED STOCK — 2.0%
Communications — 0.1%
Media — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	5,038,404	68,528

Consumer, Cyclical — 1.2%
Retail — 1.2%
Lojas Americanas SA 0.720%	210,700	1,195,638

Financial — 0.5%
Banks — 0.5%
Banco Davivienda SA 3.570%	29,216	420,711
Bancolombia SA 2.790%	6,064	85,825

		506,536

Industrial — 0.2%
Building Materials — 0.2%
Cementos Argos SA 2.330%	28,734	147,005

TOTAL PREFERRED STOCK (Cost $1,857,344)		1,917,707

TOTAL EQUITIES (Cost $88,896,661)		91,534,552

	Number of Shares	Value
MUTUAL FUNDS — 5.3%
Diversified Financial — 5.3%
State Street Navigator Securities Lending Prime Portfolio (e)	5,144,184	$5,144,184

TOTAL MUTUAL FUNDS (Cost $5,144,184)		5,144,184

WARRANTS — 0.1%
Consumer, Cyclical — 0.1%
Lodging — 0.1%
Genting BHD, Expires 12/18/18, Strike Price 7.96 (a)	81,500	72,047

TOTAL WARRANTS (Cost $38,401)		72,047

TOTAL LONG-TERM INVESTMENTS (Cost $94,079,246)		96,750,783

	Principal Amount
SHORT-TERM INVESTMENTS — 4.8%
Repurchase Agreement — 4.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 9/30/14, 0.010%, due 10/01/14 (f)	$4,574,567	4,574,567

TOTAL SHORT-TERM INVESTMENTS (Cost $4,574,567)		4,574,567

TOTAL INVESTMENTS — 105.6% (Cost $98,653,813) (g)		101,325,350

Other Assets/(Liabilities) — (5.6)%		(5,377,671)

NET ASSETS — 100.0%		$95,947,679

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2014, was $5,027,634 or 5.24% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, these securities amounted to a value of $393,996 or 0.41% of net assets.

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(d)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2014, these securities amounted to a value of $2,278,752 or 2.37% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $4,574,568. Collateralized by U.S. Government Agency obligations with rates ranging from 3.500% – 4.000%, maturity date of 9/15/40, and an aggregate market value, including accrued interest, of $4,666,518.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blend Fund (“Blend Fund”)

MML Equity Fund (“Equity Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Money Market Fund (“Money Market Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, and C.M. Life Insurance Company are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds other than the Money Market Fund, short-term debt securities with remaining maturities of 60 days or less are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized

Notes to Portfolio of Investments (Unaudited) (Continued)

cost, which approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Money Market Fund characterized all investments at Level 2, as of September 30, 2014. For the Money Market Fund, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of September 30, 2014, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3			Total
Blend Fund
Asset Investments
Common Stock	$445,676,664	$-		$-		$445,676,664
Preferred Stock	489,800	-		-		489,800
Corporate Debt	-	100,865,575		-		100,865,575
Municipal Obligations	-	2,320,532		-		2,320,532
Non-U.S. Government Agency Obligations	-	41,369,635		197,693		41,567,328
Sovereign Debt Obligations	-	2,568,125		-		2,568,125
U.S. Government Agency Obligations and Instrumentalities	-	66,116,130		-		66,116,130
U.S. Treasury Obligations	-	14,684,202		-		14,684,202
Purchased Options	-	196,366		-		196,366
Short-Term Investments	-	53,366,542		-		53,366,542

Total Investments	$446,166,464	$281,487,107		$197,693		$727,851,264

Asset Derivatives
Futures Contracts	$56,595	$-	$			$56,595

Liability Derivatives
Futures Contracts	$(164,691)	$-		$-		$(164,691)
Swap Agreements	-	(71,175)		-		(71,175)

Total	$(164,691)	$(71,175)		$-		$(235,866)

Equity Fund
Asset Investments
Common Stock	$807,541,193	$19,144,632		$-		$826,685,825
Mutual Funds	22,441,948	-		-		22,441,948
Short-Term Investments	-	9,478,227		-		9,478,227

Total Investments	$829,983,141	$28,622,859		$-		$858,606,000

High Yield Fund
Asset Investments
Bank Loans	$-	$9,620,426		$-		$9,620,426
Corporate Debt	-	137,110,755		-	+	137,110,755
Short-Term Investments	-	4,677,550		-		4,677,550

Total Investments	$-	$151,408,731		$-		$151,408,731

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$17,281,897		$-		$17,281,897
Municipal Obligations	-	392,013		-		392,013
Non-U.S. Government Agency Obligations	-	149,209,975		1,266,253		150,476,228
U.S. Government Agency Obligations and Instrumentalities	-	1,741,814		-		1,741,814
U.S. Treasury Obligations	-	441,391,073		-		441,391,073
Purchased Options	-	169,325		-		169,325
Short-Term Investments	-	187,625,471		-		187,625,471

Total Investments	$-	$797,811,568		$1,266,253		$799,077,821

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Inflation-Protected and Income Fund (Continued)
Asset Derivatives
Futures Contracts	$95,352	$-	$-	$95,352

Liability Derivatives
Futures Contracts	$(22,506)	$-	$-	$(22,506)
Swap Agreements	-	(61,394)	-	(61,394)

Total	$(22,506)	$(61,394)	$-	$(83,900)

Managed Bond Fund
Asset Investments
Preferred Stock	$2,326,550	$-	$-	$2,326,550
Corporate Debt	-	608,971,747	-	608,971,747
Municipal Obligations	-	11,908,597	-	11,908,597
Non-U.S. Government Agency Obligations	-	249,938,672	1,784,332	251,723,004
Sovereign Debt Obligations	-	11,009,228	-	11,009,228
U.S. Government Agency Obligations and Instrumentalities	-	396,685,112	-	396,685,112
U.S. Treasury Obligations	-	55,987,971	-	55,987,971
Purchased Options	-	1,214,729	-	1,214,729
Short-Term Investments	-	303,632,664	-	303,632,664

Total Investments	$2,326,550	$1,639,348,720	$1,784,332	$1,643,459,602

Asset Derivatives
Futures Contracts	$30,889	$-	$-	$30,889

Liability Derivatives
Futures Contracts	$(440,909)	$-	$-	$(440,909)
Swap Agreements	-	(440,398)	-	(440,398)

Total	$(440,909)	$(440,398)	$-	$(881,307)

Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$77,765,236	$-	$77,765,236
Municipal Obligations	-	899,549	-	899,549
Non-U.S. Government Agency Obligations	-	51,607,887	537,673	52,145,560
U.S. Government Agency Obligations and Instrumentalities	-	10,963,833	-	10,963,833
U.S. Treasury Obligations	-	7,137,433	-	7,137,433
Purchased Options	-	196,860	-	196,860
Short-Term Investments	-	45,110,617	-	45,110,617

Total Investments	$-	$193,681,415	$537,673	$194,219,088

Asset Derivatives
Futures Contracts	$4,425	$-	$-	$4,425

Liability Derivatives
Futures Contracts	$(106,630)	$-	$-	$(106,630)
Swap Agreements	-	(71,373)	-	(71,373)

Total	$(106,630)	$(71,373)	$-	$(178,003)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
Small Cap Equity Fund
Asset Investments
Common Stock	$103,020,895	$564,235	*	$-	$103,585,130
Mutual Funds	9,274,571	-		-	9,274,571
Short-Term Investments	-	573,992		-	573,992

Total Investments	$112,295,466	$1,138,227		$-	$113,433,693

Strategic Emerging Markets Fund
Asset Investments
Common Stock	$26,409,015	$63,207,830	*	$-	$89,616,845
Preferred Stock	-	1,917,707		-	1,917,707
Mutual Funds	5,144,184	-		-	5,144,184
Warrants	-	72,047		-	72,047
Short-Term Investments	-	4,574,567		-	4,574,567

Total Investments	$31,553,199	$69,772,151		$-	$101,325,350

+	Represents security at $0 value as of September 30, 2014.
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*			Transfers Out*
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs		Level 1 – Quoted Prices		Level 2 – Other Significant Observable Inputs
Equity Fund	$-	$3,188,500	**	$(3,188,500	)**	$-
Strategic Emerging Markets Fund	-	1,480,508	**	(1,480,508	)**	-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 1 and Level 2 as inputs were less observable.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 12/31/13	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 9/30/14	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/14
Blend Fund
Preferred Stock	$-	$-	$(40)	$40	$-	$- †††	$-	****	$-	$-	$-
Non-U.S. Government
Agency Obligations†	948,100	-	1,102	806	250,000	(1,002,315)	-		-	197,693	8

	$948,100	$-	$1.062	$846	$250,000	$(1,002,315)	$-		$-	$197,693	$8

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 12/31/13		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*		Balance as of 9/30/14		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 9/30/14
High Yield Fund
Corporate Debt	$-	**	$-	$-	$-	$-	$-	$-		$-		$-	***	$-

Inflation-Protected and Income Fund
Non-U.S. Government
Agency Obligations†	$1,087,257		$-	$-	$(6,382)	$400,000	$(1,164,566)	$-		$-		$316,309		$13
Non-U.S. Government
Agency Obligations	-		-	-	-	2,594,944	-	-		(1,645,000	)****	949,944		-

	$1,087,257		$-	$-	$(6,382)	$2,994,944	$(1,164,566)	$-		$(1,645,000)		$1,266,253		$13

Managed Bond Fund
Non-U.S. Government
Agency Obligations†	$1,172,650		$-	$1,363	$1,033	$1,400,000	$(1,467,964)	$-		$-		$1,107,082		$46
Non-U.S. Government
Agency Obligations	-		-	-	-	677,250	-			-		677,250		-

	$1,172,650		$-	$1,363	$1,033	$2,077,250	$(1,467,964)	$-		$-		$1,784,332		$46

Short-Duration Bond Fund
Non-U.S. Government
Agency Obligations†	$812,427		$-	$95,648	$(98,647)	$250,000	$(861,735)	$-		$-	****	$197,693		$8
Non-U.S. Government
Agency Obligations	-		-	-	-	1,074,980	-	-		(735,000)		339,980		-

	$812,427		$-	$95,648	$(98,647)	$1,324,980	$(861,735)	$-		$(735,000)		$537,673		$8

Strategic Emerging Markets Fund
Common Stock	$-		$-	$1,902	$16,525	$15,336	$(197,264)	$163,501	††	$-		$-		$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Represents security at $0 value as of December 31, 2013.
***	Represents security at $0 value as of September 30, 2014.
****	Transfers occurred between Level 2 and Level 3 as inputs were more observable.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.
††	Transfers occurred between Level 2 and Level 3 as inputs were less observable.
†††	Represents security at $0 value at time of sale.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at September 30, 2014, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Blend Fund	Inflation- Protected and Income Fund	Managed Bond Fund	Short-Duration Bond Fund	Strategic Emerging Markets Fund
Futures Contracts*
Hedging/Risk Management	A	A	A	A
Duration/Credit Quality Management	A	A	A	A
Substitution for Direct Investment	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M

Interest Rate Swaps**
Hedging/Risk Management	A	A	A	A
Duration Management	M	M	M	M
Asset/Liability Management	M	M	M	M
Substitution for Direct Investment	M	M	M	M
Intention to Create Investment Leverage in Portfolio	M	M	M	M

Options (Purchased)
Hedging/Risk Management	A	A	A	A
Duration/Credit Quality Management	A	A	A	A
Substitution for Direct Investment	A	A	A	A
Directional Investment	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M

Rights and Warrants
Result of a Corporate Action					A

*	Includes any options purchased or written on futures contracts, if applicable.
**	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At September 30, 2014, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Equity Risk	Interest Rate Risk	Total
Blend Fund
Asset Derivatives
Purchased Options	$-	$196,366	$196,366
Futures Contracts	-	56,595	56,595

Total Value	$-	$252,961	$252,961

Liability Derivatives
Futures Contracts	$-	$(164,691)	$(164,691)
Swap Agreements	-	(71,175)	(71,175)

Total Value	$-	$(235,866)	$(235,866)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$17,900,000	$17,900,000
Futures Contracts	-	401	401
Swap Agreements	$-	$5,385,000	$5,385,000

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options	$-	$169,325	$169,325
Futures Contracts	-	95,352	95,352

Total Value	$-	$264,677	$264,677

Notes to Portfolio of Investments (Unaudited) (Continued)

	Equity Risk	Interest Rate Risk	Total
Inflation-Protected and Income Fund (Continued)
Liability Derivatives
Futures Contracts	$-	$(22,506)	$(22,506)
Swap Agreements	-	(61,394)	(61,394)

Total Value	$-	$(83,900)	$(83,900)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$15,435,000	$15,435,000
Futures Contracts	-	379	379
Swap Agreements	$-	$4,645,000	$4,645,000

Managed Bond Fund
Asset Derivatives
Purchased Options	$-	$1,214,729	$1,214,729
Futures Contracts	-	30,889	30,889

Total Value	$-	$1,245,618	$1,245,618

Liability Derivatives
Futures Contracts	$-	$(440,909)	$(440,909)
Swap Agreements	-	(440,398)	(440,398)

Total Value	$-	$(881,307)	$(881,307)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$110,730,000	$110,730,000
Futures Contracts	-	1,434	1,434
Swap Agreements	$-	$33,320,000	$33,320,000

Short-Duration Bond Fund
Asset Derivatives
Purchased Options	$-	$196,860	$196,860
Futures Contracts	-	4,425	4,425

Total Value	$-	$201,285	$201,285

Liability Derivatives
Futures Contracts	$-	$(106,630)	$(106,630)
Swap Agreements	-	(71,373)	(71,373)

Total Value	$-	$(178,003)	$(178,003)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	$-	$17,945,000	$17,945,000
Futures Contracts	-	375	375
Swap Agreements	$-	$5,400,000	$5,400,000

Strategic Emerging Markets Fund
Asset Derivatives
Warrants	$72,047	$-	$72,047

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	81,500	-	81,500

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for purchased options, and swap agreements, or shares/units outstanding for warrants at September 30, 2014.

Further details regarding the derivatives and other investments held by the Fund(s) at September 30, 2014, are discussed below.

Notes to Portfolio of Investments (Unaudited) (Continued)

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at September 30, 2014:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Blend Fund
Futures Contracts — Long
U.S. Treasury Note 10 Year	12/19/14	126	$15,704,719	$(89,010)
U.S. Ultra Bond	12/19/14	40	6,100,000	(63,851)
U.S. Treasury Note 2 Year	12/31/14	138	30,200,437	(11,830)

				$(164,691)

Futures Contracts — Short
U.S. Long Bond	12/19/14	44	$(6,067,875)	$48,512
U.S. Treasury Note 5 Year	12/31/14	53	(6,267,664)	8,083

				$56,595

Inflation-Protected and Income Fund
Futures Contracts — Short
U.S. Long Bond	12/19/14	22	$(3,033,938)	$19,809
U.S. Treasury Note 10 Year	12/19/14	69	(8,600,203)	(22,506)
U.S. Ultra Bond	12/19/14	25	(3,812,500)	35,623
U.S. Treasury Note 2 Year	12/31/14	215	(47,051,406)	24,031
U.S. Treasury Note 5 Year	12/31/14	48	(5,676,375)	15,889

				$72,846

Notes to Portfolio of Investments (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Managed Bond Fund
Futures Contracts — Long
U.S. Treasury Note 10 Year	12/19/14	580	$72,291,563	$(326,617)
U.S. Treasury Note 2 Year	12/31/14	722	158,005,187	(84,992)
U.S. Treasury Note 5 Year	12/31/14	106	12,535,328	(29,300)

				$(440,909)

Futures Contracts — Short
U.S. Long Bond	12/19/14	26	$(3,585,563)	$30,889

Short-Duration Bond Fund
Futures Contracts — Long
U.S. Treasury Note 10 Year	12/19/14	140	$17,449,688	$(98,899)
U.S. Treasury Note 2 Year	12/31/14	198	43,331,062	4,425
U.S. Treasury Note 5 Year	12/31/14	37	4,375,539	(7,731)

				$(102,205)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Notes to Portfolio of Investments (Unaudited) (Continued)

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse; the initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation/depreciation on a Fund’s Statement of Operations. Only a limited number of transactions are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap transactions at September 30, 2014. A Fund’s current exposure to a counterparty is the fair value of the transaction.

	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Blend Fund*
Interest Rate Swaps
Centrally Cleared Swaps
	USD	5,385,000	4/29/24	Fixed 2.765%	3-Month USD-LIBOR-BBA	$(71,175)	$-	$(71,175)

Inflation-Protected and Income Fund**
Interest Rate Swaps
Centrally Cleared Swaps
	USD	4,645,000	4/29/24	Fixed 2.765%	3-Month USD-LIBOR-BBA	$(61,394)	$-	$(61,394)

Managed Bond Fund***
Interest Rate Swaps
Centrally Cleared Swaps
	USD	33,320,000	4/29/24	Fixed 2.765%	3-Month USD-LIBOR-BBA	$(440,398)	$-	$(440,398)

Short-Duration Bond Fund****
Interest Rate Swaps
Centrally Cleared Swaps
	USD	5,400,000	4/29/24	Fixed 2.765%	3-Month USD-LIBOR-BBA	$(71,373)	$-	$(71,373)

USD	U.S. Dollar
*	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $153,084 in securities at September 30, 2014.
**	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $132,805 in securities at September 30, 2014.
***	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $942,415 in securities at September 30, 2014.
****	Collateral for swap agreements held by Goldman Sachs & Co. amounted to $157,723 in securities at September 30, 2014.

Notes to Portfolio of Investments (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Purchasing call options. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

Notes to Portfolio of Investments (Unaudited) (Continued)

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At September 30, 2014, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

Notes to Portfolio of Investments (Unaudited) (Continued)

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The Fund(s) listed in the following table had reverse repurchase transactions during the period ended September 30, 2014:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 7/10/14, 0.150%, to be repurchased on demand until 10/08/14 at value plus accrued interest.	$74,752,000
Agreement with Banque Paribas, dated 9/04/14, 0.170%, to be repurchased on demand until 11/04/14 at value plus accrued interest.	7,186,000
Agreement with Barclays Bank PLC, dated 7/09/14, 0.180%, to be repurchased on demand until 10/07/14 at value plus accrued interest.	4,350,465
Agreement with Barclays Bank PLC, dated 7/16/14, 0.180%, to be repurchased on demand until 10/07/14 at value plus accrued interest.	10,217,600
Agreement with Barclays Bank PLC, dated 8/27/14, 0.170%, to be repurchased on demand until 11/25/14 at value plus accrued interest.	8,117,425
Agreement with Daiwa Securities, dated 8/05/14, 0.180%, to be repurchased on demand until 10/02/14 at value plus accrued interest.	6,476,250
Agreement with Daiwa Securities, dated 9/10/14, 0.170%, to be repurchased on demand until 10/02/14 at value plus accrued interest.	15,130,275

Notes to Portfolio of Investments (Unaudited) (Continued)

Description	Value
Agreement with Daiwa Securities, dated 9/11/14, 0.170%, to be repurchased on demand until 10/02/14 at value plus accrued interest.	$10,092,500
Agreement with Deutsche Bank AG, dated 7/09/14, 0.160%, to be repurchased on demand until 10/03/14 at value plus accrued interest.	39,928,924
Agreement with Deutsche Bank AG, dated 8/26/14, 0.170%, to be repurchased on demand until 11/19/14 at value plus accrued interest.	3,171,180
Agreement with Goldman Sachs & Co., dated 7/16/14, 0.180%, to be repurchased on demand until 10/15/14 at value plus accrued interest.	16,470,872
Agreement with Goldman Sachs & Co., dated 8/21/14, 0.190%, to be repurchased on demand until 10/15/14 at value plus accrued interest.	7,049,580
Agreement with Goldman Sachs & Co., dated 9/04/14, 0.190%, to be repurchased on demand until 11/20/14 at value plus accrued interest.	46,810,295
Agreement with HSBC Finance Corp., dated 7/09/14, 0.160%, to be repurchased on demand until 10/07/14 at value plus accrued interest.	13,600,343
Agreement with HSBC Finance Corp., dated 7/29/14, 0.150%, to be repurchased on demand until 10/07/14 at value plus accrued interest.	31,321,000
Agreement with HSBC Finance Corp., dated 8/12/14, 0.150%, to be repurchased on demand until 11/05/14 at value plus accrued interest.	29,567,500
Agreement with HSBC Finance Corp., dated 9/04/14, 0.160%, to be repurchased on demand until 11/05/14 at value plus accrued interest.	6,050,000
Agreement with HSBC Finance Corp., dated 9/10/14, 0.150%, to be repurchased on demand until 10/07/14 at value plus accrued interest.	2,730,000
Agreement with HSBC Finance Corp., dated 9/11/14, 0.150%, to be repurchased on demand until 10/07/14 at value plus accrued interest.	4,387,250
Agreement with HSBC Finance Corp., dated 9/15/14, 0.140%, to be repurchased on demand until 10/07/14 at value plus accrued interest.	9,734,588
Agreement with HSBC Finance Corp., dated 9/30/14, (0.400)%, to be repurchased on demand until 10/01/14 at value plus accrued interest.	20,335,000
Agreement with HSBC Finance Corp., dated 9/30/14, 0.050%, to be repurchased on demand until 10/07/14 at value plus accrued interest.	9,450,000
Agreement with Morgan Stanley, dated 7/08/14, 0.190%, to be repurchased on demand until 10/02/14 at value plus accrued interest.	19,335,114
Agreement with Morgan Stanley, dated 8/05/14, 0.180%, to be repurchased on demand until 11/04/14 at value plus accrued interest.	1,176,258

$397,440,419

Average balance outstanding	$266,238,118
Maximum balance outstanding	$397,440,419
Average interest rate	0.14%
Weighted average maturity	48 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions

Notes to Portfolio of Investments (Unaudited) (Continued)

until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Securities Lending

The Blend Fund, Equity Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, Short-Duration Bond Fund, Small Cap Equity Fund, and Strategic Emerging Markets Fund may lend their securities to qualified brokers, under the terms of a master netting agreement. Securities lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Blend Fund, Equity Fund, High Yield Fund, Inflation-Protected and Income Fund, Short-Duration Bond Fund, Small Cap Equity Fund, and Strategic Emerging Markets Fund, respectively, taken at current value.

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the borrower, as well as a share of the income earned on investment of the cash collateral received for the loan of securities. At September 30, 2014, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds

Notes to Portfolio of Investments (Unaudited) (Continued)

do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund and annually for the Equity Fund, Small Cap Equity Fund, and Strategic Emerging Markets Fund, and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3.	Federal Income Tax Information

At September 30, 2014, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$562,750,402	$168,418,131	$(3,317,269)	$165,100,862
Equity Fund	664,290,606	201,222,903	(6,907,509)	194,315,394
High Yield Fund	150,776,894	3,433,756	(2,801,919)	631,837
Inflation-Protected and Income Fund	795,924,529	12,002,687	(8,849,395)	3,153,292
Managed Bond Fund	1,611,331,511	43,082,927	(10,954,836)	32,128,091
Short-Duration Bond Fund	193,482,219	3,228,198	(2,491,329)	736,869
Small Cap Equity Fund	98,308,486	18,987,449	(3,862,242)	15,125,207
Strategic Emerging Markets Fund	98,653,813	7,970,695	(5,299,158)	2,671,537

Note: The aggregate cost for investments for the Money Market Fund at September 30, 2014, is the same for financial reporting and federal income tax purposes.

4.	New Accounting Pronouncements

In June 2014, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Blend Fund and Small Cap Equity Fund, plus interest and the Official Committee’s court costs, are approximately $207,400 and $93,500, respectively.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement

Notes to Portfolio of Investments (Unaudited) (Continued)

agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

6.	Subsequent Events

Management has evaluated the events and transactions subsequent to September 30, 2014, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by
Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MML Series Investment Fund II

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/18/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Byrne
Richard J. Byrne, President and Principal Executive Officer
Date	11/18/14

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer
Date	11/18/14